Exhibit 99.5 Schedule 5

Marketing ID	Loan ID	Seller Loan ID	Investor Loan ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose	Acknowledged / WaivedBy	Waiver in File?	Unique Finding ID
147	XX	XX	C	A	C	A	A	A	A	A	Closed	FCRE0117	2026-04-23 23:42	2026-07-02 15:03	Resolved	1 - Information	C	A	Credit	Eligibility	Condo Project Warrantable is Unable to Determine	Resolved-Received the XX Public Offering statement which states the transfer will be 60 days after 75% of the units have been conveyed to unit owners. - Due Diligence Vendor-05/XX/2026
Ready for Review-this has been cleared already - Disagree, The Condo Questionnaire and Appraisal report both verify No commercial space used for the condo project. The commercial portion is not part of the condominium project, does not have legality over nor financial obligation, and no control over commercial space. Please expedite this to be cleared as soon as possible - Seller-05/XX/2026
Counter-Pending additional information - Due Diligence Vendor-04/XX/2026
Ready for Review-Document Uploaded. Please see attached Updated 1008 reflects CONDO is non warrantable  - Seller-04/XX/2026
Open-The Condo Project Warrantability is Unable to Determine.  Lender to provide a Project Warranty Certification or obtain additional information for auditor to substantiate warrantability. Lender stated on the 1008 that the condo project is warrantable. However, based on review of the appraisal and condo questionnaire, the following items indicate the project is either non-warrantable or require additional information.
(1) Less than 50% of the total units in the project (sold or under Bonafide contract) are principal residence or second home purchases. Review of appraisal and condo questionnaire indicates the project fails FNMA occupancy requirements: Appraisal reflects only 2 of 7 units sold are owner-occupied and questionnaire indicates only 1 of the 63 units has an on-site address.
(2) Single Entity Ownership exceeds 49%. The project fails FNMA single-entity ownership rules because the developer owns 89% of the units. Even if the borrower buys all 5 units (as noted on approval), developer ownership may still exceed the 49% threshold required to exclude vacant units from the calculation.
(3) Audit unable to verify percentage of commercial space. Site photos reveal ground-floor storefronts, contradicting claims of zero non-residential space on the appraisal and questionnaire. Properties with more than 35% commercial space are ineligible.
																							**Additional conditions may apply, pending review. - Due Diligence Vendor-04/XX/2026	Ready for Review-this has been cleared already - Disagree, The Condo Questionnaire and Appraisal report both verify No commercial space used for the condo project. The commercial portion is not part of the condominium project, does not have legality over nor financial obligation, and no control over commercial space. Please expedite this to be cleared as soon as possible - Seller-05/XX/2026 Ready for Review-Document Uploaded. Please see attached Updated 1008 reflects CONDO is non warrantable - Seller-04/XX/2026	Resolved-Received the xx Public Offering statement which states the transfer will be 60 days after 75% of the units have been conveyed to unit owners. - Due Diligence Vendor-05/22/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 640 Borrower has 693 Long term residence - Long Term Residence = 5+ years		XX	ATR/QM: Exempt	ATR/QM: Exempt	XX	DE	Investment	Purchase	NA	N/A	N/A	8855665
147	XX	XX	C	A	C	A	A	A	A	A	Closed	FCRE1498	2026-04-24 00:38	2026-07-02 14:44	Resolved	1 - Information	C	A	Credit	Eligibility	Borrower Rental Experience Insufficient per Guidelines (DSCR)	Resolved-Received documentation to support borrower is not a first time investor and experience is sufficient. - Due Diligence Vendor-04/XX/2026

Ready for Review-Document Uploaded. Lender notes borrower has provided investor experience supporting documentation, please see attached  - Seller-04/XX/2026

																							Open-Borrower Rental Experience Insufficient per Guidelines (DSCR Loan Type) Per guides 4.2.1 - An experienced residential investor is a borrower/guarantor having a history of owning and managing non-owner-occupied residential real estate for at least one (1) year in the last three (3) years. Ownership of commercial income producing property may also be used as evidence of investor experience. Per XX program, first-time investors are restricted to purchases of SFR's only, and require a minimum FICO score of 700. Lender to provide documentation verifying the borrower is not a first-time investor. Additional conditions may apply. - Due Diligence Vendor-04/XX/2026	Ready for Review-Document Uploaded. Lender notes borrower has provided investor experience supporting documentation, please see attached - Seller-04/XX/2026	Resolved-Received documentation to support borrower is not a first time investor and experience is sufficient. - Due Diligence Vendor-04/29/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 640 Borrower has 693 Long term residence - Long Term Residence = 5+ years		XX	ATR/QM: Exempt	ATR/QM: Exempt	XX	DE	Investment	Purchase	NA	N/A	N/A	8855996
147	XX	XX	C	A	C	A	A	A	A	A	Closed	FCRE1440	2026-04-23 12:17	2026-06-30 09:28	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-VOM provided. - Due Diligence Vendor-06/XX/2026

Ready for Review-Document Uploaded. Please see attached VOM shows no lates - Seller-06/XX/2026

Counter-Received the mortgage for the borrowers primary residence, property is held in the name of a trust, trust documents support the borrower is listed as a grantor and is not the trustee.  Due to the primary residence being in the name of the borrowers trust and no evidence the mortgage on the primary residence has been paid in full, a 12 month mortgage history is required per the guidelines. - Due Diligence Vendor-05/XX/2026

Ready for Review-Document Uploaded. docs have been provided. Please clear

 - Seller-05/XX/2026

Counter-Received explanation, however revised application reflecting 2 years 7 months ownership ( vs 5 years) is not included. DSCR 6.7 Housing history : "Acceptable housing history requires evidence that a borrower has made a housing payment for at least the last 12 months whereby that payment history meets the requirements of theXX DSCR program. Housing history for the DSCR Doc type is limited to verifying the borrower’s primary residence and the subject property if a refinance transaction. ...". Condition remains for revised application and VOM for the commercial loan recorded 08/XX/2024 ( as reflected on the Property report. - Due Diligence Vendor-04/XX/2026

Ready for Review-Document Uploaded. Lender notes the application is updated to reflect owned for 2 years and 7 month at the time of the application date. Lender notes  the subject loan is a DSCR loan product and the only qualifying factors are the Rents divided by the PITIA, any other obligations do not factor in for qualifying purposes. - Seller-04/XX/2026

																							Open-Housing History Does Not Meet Guideline Requirements The borrower stated on the loan application they own their current residence of 5 years. REO section of Fraud report indicates this property was purchased on 8/XX/2024 with a $1mm loan from a private lender. Please provide evidence the lien was paid off and/or provide relevant housing history covering the most recent 12-month period, as required per guides. Additional conditions may apply. - Due Diligence Vendor-04/XX/2026	Ready for Review-Document Uploaded. Please see attached VOM shows no lates - Seller-06/XX/2026 Ready for Review-Document Uploaded. docs have been provided. Please clear - Seller-05/XX/2026 Ready for Review-Document Uploaded. Lender notes the application is updated to reflect owned for 2 years and 7 month at the time of the application date. Lender notes the subject loan is a DSCR loan product and the only qualifying factors are the Rents divided by the PITIA, any other obligations do not factor in for qualifying purposes. - Seller-04/XX/2026	Resolved-VOM provided. - Due Diligence Vendor-06/30/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 640 Borrower has 693 Long term residence - Long Term Residence = 5+ years		XX	ATR/QM: Exempt	ATR/QM: Exempt	XX	DE	Investment	Purchase	NA	N/A	N/A	8844528
147	XX	XX	C	A	C	A	A	A	A	A	Closed	FCRE0970	2026-04-24 00:02	2026-05-22 15:11	Resolved	1 - Information	C	A	Credit	Eligibility	Appraisal has issues (credit)	Resolved-Reviewed the appraisal and the condo questionnaire, both support that there is no commercial space in the subject property. Retail space is separate from the HOA regulations. - Due Diligence Vendor-05/22/2026
Ready for Review-please clear, this was already reviewed and cleared  - Seller-05/21/2026
Counter-Received explanation no commercial space, however appraisal report pictures clearly reflect commercial spaces, refer to subject rear (spa), Subject side XXand others. Please review. DSM commercial site reflects "ONLY ONE REMAINING UNIT, Unit XX of +/-1,490sf! At completion, xx will have over 45,000 SF of retail space, +/-63 high-end rental condominiums and a branded hotel (xx)." - Due Diligence Vendor-04/29/2026
Ready for Review-Disagree, The Condo Questionnaire and Appraisal report both verify No commercial space used for the condo project. The commercial portion is not part of the condominium project, does not have legality over nor financial obligation, and no control over commercial space.  Please expedite this to be cleared as soon as possible - Seller-04/27/2026
																							Open-Appraiser to address the following discrepancy: Site photos reveal ground-floor storefronts; however, appraisal notes there is no commercial space. Additional conditions may apply, pending review. - Due Diligence Vendor-04/24/2026	Ready for Review-please clear, this was already reviewed and cleared - Seller-05/XX/2026 Ready for Review-Disagree, The Condo Questionnaire and Appraisal report both verify No commercial space used for the condo project. The commercial portion is not part of the condominium project, does not have legality over nor financial obligation, and no control over commercial space. Please expedite this to be cleared as soon as possible - Seller-04/XX/2026	Resolved-Reviewed the appraisal and the condo questionnaire, both support that there is no commercial space in the subject property. Retail space is separate from the HOA regulations. - Due Diligence Vendor-05/22/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 640 Borrower has 693 Long term residence - Long Term Residence = 5+ years			ATR/QM: Exempt	ATR/QM: Exempt	XX	DE	Investment	Purchase	NA	N/A	N/A	8855746
147	XX	XX	C	A	C	A	A	A	A	A	Closed	FCRE1479	2026-04-23 09:54	2026-05-22 14:48	Resolved	1 - Information	C	A	Credit	Assets	Asset 1 Does Not Meet Guideline Requirements	Resolved-Letter from the seller(developer for the subject property) confirms they are holding funds in the amount of $3,7878738.88 for the borrower and that the borrower has full access to these funds with no restrictions or penalties for withdraw. - Due Diligence Vendor-05/XX/2026

Ready for Review-please clear - Seller-05/XX/2026

Counter-Received correspondence from developer to lender confirming holding funds obo borrower. Condition remains, please provide documentation of assets from acceptable assets verification forms as described by GL #7. - Due Diligence Vendor-04/XX/2026

Ready for Review-Document Uploaded. Please see attached verified assets from 2023 does not require sourcing - Seller-04/XX/2026

Open-Asset Record 1 Does Not Meet G/L Requirements A letter from the developer (seller) states that the borrower gave an Investment of $3,788,738.88 in 2023 and borrower intends to utilize a portion of these funds
																							toward the purchase of the subject property (5 units in all). Please provide an asset statement verifying the borrower has access to sufficient funds to cover closing costs and reserves for all 5 purchases (as confirmed on the loan approval). - Due Diligence Vendor-04/XX/2026	Ready for Review-please clear - Seller-05/XX/2026 Ready for Review-Document Uploaded. Please see attached verified assets from 2023 does not require sourcing - Seller-04/XX/2026	Resolved-Letter from the seller(developer for the subject property) confirms they are holding funds in the amount of $3,7878738.88 for the borrower and that the borrower has full access to these funds with no restrictions or penalties for withdraw. - Due Diligence Vendor-05/22/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 640 Borrower has 693 Long term residence - Long Term Residence = 5+ years		XX	ATR/QM: Exempt	ATR/QM: Exempt	XX	DE	Investment	Purchase	NA	N/A	N/A	8840406
146	XX	XX	C	A	C	A	A	A	A	A	Closed	FCRE1498	2026-04-24 17:45	2026-07-02 14:47	Resolved	1 - Information	C	A	Credit	Eligibility	Borrower Rental Experience Insufficient per Guidelines (DSCR)	Resolved-Received documentation to support borrower is not a first time investor and experience is sufficient. - Due Diligence Vendor-04/XX/2026

Ready for Review-Document Uploaded. Lender notes borrower has provided investor experience supporting documentation, please see attached  - Seller-04/XX/2026

																							Open-Borrower Rental Experience Insufficient per Guidelines (DSCR Loan Type) Per guides 4.2.1 - An experienced residential investor is a borrower/guarantor having a history of owning and managing non-owner-occupied residential real estate for at least one (1) year in the last three (3) years. Ownership of commercial income producing property may also be used as evidence of investor experience. Per XX program, first-time investors are restricted to purchases of SFR's only, and require a minimum FICO score of 700. Lender to provide documentation verifying the borrower is not a first-time investor. Additional conditions may apply. - Due Diligence Vendor-04/XX/2026	Ready for Review-Document Uploaded. Lender notes borrower has provided investor experience supporting documentation, please see attached - Seller-04/XX/2026	Resolved-Received documentation to support borrower is not a first time investor and experience is sufficient. - Due Diligence Vendor-04/29/2026	Long term residence - Long Term Residence = 5+ years Qualifying FICO score is at least 20 points above minimum for program - Required is 640 Borrower has 693		XX	ATR/QM: Exempt	ATR/QM: Exempt	XX	DE	Investment	Purchase	NA	N/A	N/A	8877051
146	XX	XX	C	A	C	A	A	A	A	A	Closed	FCRE1440	2026-04-23 17:20	2026-06-30 09:31	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-VOM provided. - Due Diligence Vendor-06/XX/2026

Ready for Review-Document Uploaded. Please see attached VOM shows no lates - Seller-06/XX/2026

Counter-Received the mortgage for the borrowers primary residence, property is held in the name of a trust, trust documents support the borrower is listed as a grantor and is not the trustee.  Due to the primary residence being in the name of the borrowers trust and no evidence the mortgage on the primary residence has been paid in full, a 12 month mortgage history is required per the guidelines. - Due Diligence Vendor-05/XX/2026

Ready for Review-Document Uploaded. docs have been provided. Please clear - Seller-05/XX/2026

Counter-Received explanation, however revised application reflecting 2 years 7 months ownership ( vs 5 years) is not included. DSCR 6.7 Housing history : "Acceptable housing history requires evidence that a borrower has made a housing payment for at least the last 12 months whereby that payment history meets the requirements of theXX DSCR program. Housing history for the DSCR Doc type is limited to verifying the borrower’s primary residence and the subject property if a refinance transaction. ...". Condition remains for revised application and VOM for the commercial loan recorded 08/XX/2024 ( as reflected on the Property report. - Due Diligence Vendor-04/XX/2026

Ready for Review-Document Uploaded. Lender notes the application is updated to reflect owned for 2 years and 7 month at the time of the application date. Lender notes  the subject loan is a DSCR loan product and the only qualifying factors are the Rents divided by the PITIA, any other obligations do not factor in for qualifying purposes. - Seller-04/XX/2026

																							Open-Housing History Does Not Meet Guideline Requirements The borrower stated on the loan application they own their current residence of 5 years. REO section of Fraud report indicates this property was purchased on 8/XX/2024 with a $1mm loan from a private lender. Please provide evidence the lien was paid off and/or provide relevant housing history covering the most recent 12-month period, as required per guides. Additional conditions may apply. - Due Diligence Vendor-04/XX/2026	Ready for Review-Document Uploaded. Please see attached VOM shows no lates - Seller-06/XX/2026 Ready for Review-Document Uploaded. docs have been provided. Please clear - Seller-05/XX/2026 Ready for Review-Document Uploaded. Lender notes the application is updated to reflect owned for 2 years and 7 month at the time of the application date. Lender notes the subject loan is a DSCR loan product and the only qualifying factors are the Rents divided by the PITIA, any other obligations do not factor in for qualifying purposes. - Seller-04/XX/2026	Resolved-VOM provided. - Due Diligence Vendor-06/30/2026	Long term residence - Long Term Residence = 5+ years Qualifying FICO score is at least 20 points above minimum for program - Required is 640 Borrower has 693		XX	ATR/QM: Exempt	ATR/QM: Exempt	XX	DE	Investment	Purchase	NA	N/A	N/A	8851066
146	XX	XX	C	A	C	A	A	A	A	A	Closed	FCRE1479	2026-04-24 17:55	2026-05-26 11:07	Resolved	1 - Information	C	A	Credit	Assets	Asset 1 Does Not Meet Guideline Requirements	Resolved-Letter from the seller(developer for the subject property) confirms they are holding funds in the amount of $3,7878738.88 for the borrower and that the borrower has full access to these funds with no restrictions or penalties for withdraw. - Due Diligence Vendor-05/XX/2026

Ready for Review-please clear - Seller-05/XX/2026

Counter-Received correspondence from developer to lender confirming holding funds obo borrower. Condition remains, please provide documentation of assets from acceptable assets verification forms as described by GL #7. - Due Diligence Vendor-04/XX/2026

Ready for Review-Document Uploaded. Please see attached verified assets from 2023 do not require sourcing - Seller-04/XX/2026

Open-Asset Record 1 Does Not Meet G/L Requirements A letter from the developer (seller) states that the borrower gave an Investment of $3,788,738.88 in 2023 and borrower intends to utilize a portion of these funds
																							toward the purchase of the subject property (5 units in all). Please provide an asset statement verifying the borrower has access to sufficient funds to cover closing costs and reserves for all 5 purchases (as confirmed on the loan approval). - Due Diligence Vendor-04/XX/2026	Ready for Review-please clear - Seller-05/XX/2026 Ready for Review-Document Uploaded. Please see attached verified assets from 2023 do not require sourcing - Seller-04/XX/2026	Resolved-Letter from the seller(developer for the subject property) confirms they are holding funds in the amount of $3,7878738.88 for the borrower and that the borrower has full access to these funds with no restrictions or penalties for withdraw. - Due Diligence Vendor-05/26/2026	Long term residence - Long Term Residence = 5+ years Qualifying FICO score is at least 20 points above minimum for program - Required is 640 Borrower has 693		XX	ATR/QM: Exempt	ATR/QM: Exempt	XX	DE	Investment	Purchase	NA	N/A	N/A	8877124
146	XX	XX	C	A	C	A	A	A	A	A	Closed	FCRE0970	2026-04-24 17:52	2026-05-26 11:07	Resolved	1 - Information	C	A	Credit	Eligibility	Appraisal has issues (credit)	Resolved-Reviewed the appraisal and the condo questionnaire, both support that there is no commercial space in the subject property. Retail space is separate from the HOA regulations. - Due Diligence Vendor-05/26/2026
Ready for Review-Please clear this has been cleared already by XX - Seller-05/21/2026
Counter-Received explanation no commercial space, however appraisal report pictures clearly reflect commercial spaces, refer to subject rear (spa), Subject side XX and others. Please review. DSM commercial site reflects "ONLY ONE REMAINING UNIT, xx of +/-1,490sf! At completion, xx will have over 45,000 SF of retail space, +/-63 high-end rental condominiums and a branded hotel (xx)." - Due Diligence Vendor-04/29/2026
Ready for Review-Disagree, The Condo Questionnaire and Appraisal report both verify No commercial space used for the condo project. The commercial portion is not part of the condominium project, does not have legality over nor financial obligation, and no control over commercial space.  Please expedite this to be cleared as soon as possible - Seller-04/27/2026
																							Open-Appraiser to address the following discrepancy: Site photos reveal ground-floor storefronts; however, appraisal notes there is no commercial space. Additional conditions may apply, pending review. - Due Diligence Vendor-04/24/2026	Ready for Review-Please clear this has been cleared already by CLARIFII - Seller-05/XX/2026 Ready for Review-Disagree, The Condo Questionnaire and Appraisal report both verify No commercial space used for the condo project. The commercial portion is not part of the condominium project, does not have legality over nor financial obligation, and no control over commercial space. Please expedite this to be cleared as soon as possible - Seller-04/XX/2026	Resolved-Reviewed the appraisal and the condo questionnaire, both support that there is no commercial space in the subject property. Retail space is separate from the HOA regulations. - Due Diligence Vendor-05/26/2026	Long term residence - Long Term Residence = 5+ years Qualifying FICO score is at least 20 points above minimum for program - Required is 640 Borrower has 693			ATR/QM: Exempt	ATR/QM: Exempt	XX	DE	Investment	Purchase	NA	N/A	N/A	8877103
146	XX	XX	C	A	C	A	A	A	A	A	Closed	FCRE0117	2026-04-24 17:51	2026-05-26 11:06	Resolved	1 - Information	C	A	Credit	Eligibility	Condo Project Warrantable is Unable to Determine	Resolved-Received an updated 1008 reflecting the subject is non-warrantable. Received the xx Public Offering statement which states the transfer will be 60 days after 75% of the units have been conveyed to unit owners. - Due Diligence Vendor-05/XX/2026
Ready for Review-Document Uploaded. please clear this was already reviewed  - Seller-05/XX/2026
Counter-Pending additional information - Due Diligence Vendor-04/XX/2026
Ready for Review-Document Uploaded.  - Seller-04/XX/2026
Open-The Condo Project Warrantability is Unable to Determine.  Lender to provide a Project Warranty Certification or obtain additional information for auditor to substantiate warrantability. Lender stated on the 1008 that the condo project is warrantable. However, based on review of the appraisal and condo questionnaire, the following items indicate the project is either non-warrantable or require additional information.
(1) Less than 50% of the total units in the project (sold or under Bonafide contract) are principal residence or second home purchases. Review of appraisal and condo questionnaire indicates the project fails FNMA occupancy requirements: Appraisal reflects only 2 of 7 units sold are owner-occupied and questionnaire indicates only 1 of the 63 units has an on-site address.
(2) Single Entity Ownership exceeds 49%. The project fails FNMA single-entity ownership rules because the developer owns 89% of the units. Even if the borrower buys all 5 units (as noted on approval), developer ownership may still exceed the 49% threshold required to exclude vacant units from the calculation.
(3) Audit unable to verify percentage of commercial space. Site photos reveal ground-floor storefronts, contradicting claims of zero non-residential space on the appraisal and questionnaire. Properties with more than 35% commercial space are ineligible.
																							**Additional conditions may apply, pending review. - Due Diligence Vendor-04/XX/2026	Ready for Review-Document Uploaded. please clear this was already reviewed - Seller-05/XX/2026 Ready for Review-Document Uploaded. - Seller-04/XX/2026	Resolved-Received an updated 1008 reflecting the subject is non-warrantable. Received the xx Public Offering statement which states the transfer will be 60 days after 75% of the units have been conveyed to unit owners. - Due Diligence Vendor-05/26/2026	Long term residence - Long Term Residence = 5+ years Qualifying FICO score is at least 20 points above minimum for program - Required is 640 Borrower has 693		XX	ATR/QM: Exempt	ATR/QM: Exempt	XX	DE	Investment	Purchase	NA	N/A	N/A	8877100
142	XX	XX	C	A	C	A	A	A	A	A	Closed	FCRE1440	2026-05-29 08:04	2026-08-03 10:22	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Subject housing history provided. - Due Diligence Vendor-08/XX/2026
Ready for Review-Document Uploaded. The subject property was purchased on 05/2025 using a 12 month term loan with a first payment was due 7/XX/2025. Please see attached payment history since inception.  - Seller-07/XX/2026
Counter-Received statements for 05/XX/2026 and 03/XX/2026 that include pay history for 8 months beginning September 2025 through April 2026 0x30. Please provide VOM for months May-August 2025 for complete 12mo.  - Due Diligence Vendor-07/XX/2026
Ready for Review-Document Uploaded. Please see attached.  - Seller-07/XX/2026
Counter-Received Mortgage statement that indicate next due 3/1 with other fees $830.70, but Payoff reflect late fees of $1611.40 and $805.70. Unable to confirm if payments were more than 30 days late with documents provided.  - Due Diligence Vendor-07/XX/2026
Ready for Review-There were 6 properties under the same FCL loan. The borrower then divided the parcels into 6 individuals properties. However, the payment history is for all 6 and hence why the XX address is on the statement. Please note the loan balance on the statement provided. - Seller-07/XX/2026
Counter-Subject is an attached duplex. XX appears to be a different property located next door.  Please provide a full 12 month payment history for the subject - Due Diligence Vendor-07/XX/2026
Ready for Review-The subject property is 2 units, XX and XX. The mortgage statement provided is for the subject property.  - Seller-07/XX/2026
Counter-Received statement for XX.  Subject property is XX. - Due Diligence Vendor-06/XX/2026
Ready for Review-Document Uploaded. Please see attached Subject’s Mortgage statement reflects all payment history since inception - Seller-05/XX/2026
Open-Housing History Does Not Meet Guideline Requirements Missing payment history for subject property. - Due Diligence Vendor-05/XX/2026	Ready for Review-Document Uploaded. The subject property was purchased on 05/2025 using a 12 month term loan with a first payment was due 7/1/2025. Please see attached payment history since inception. - Seller-07/XX/2026
 Ready for Review-Document Uploaded. Please see attached.  - Seller-07/XX/2026
 Ready for Review-There were 6 properties under the same FCL loan. The borrower then divided the parcels into 6 individuals properties. However, the payment history is for all 6 and hence why the XX address is on the statement. Please note the loan balance on the statement provided. - Seller-07/XX/2026
 Ready for Review-The subject property is 2 units, XX and XX. The mortgage statement provided is for the subject property.  - Seller-07/XX/2026
 Ready for Review-Document Uploaded. Please see attached Subject’s Mortgage statement reflects all payment history since inception - Seller-05/XX/2026
																									Resolved-Subject housing history provided. - Due Diligence Vendor-08/03/2026	Months Reserves exceed minimum required - Verified assets of 23.84 months exceeds the minimum required of 3 months. DSCR =/> 1.00 and minimum is 0.85 or Less - Calculated DSCR of 1.219 which exceeds the minimum required of 0.8 Required is 0.8 Borrower has 1.219		XX	ATR/QM: Exempt	ATR/QM: Exempt	XX	FL	Investment	Refinance	Cash Out - Other	N/A	N/A	9447606
143	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XX	FL	Investment	Refinance	Cash Out - Other
247	XX		XX	C	A	C	A	A	A	A	A	Closed	FCRE1205	2026-06-02 15:20	2026-06-08 12:35	Resolved	1 - Information	C	A	Credit	Eligibility	OFAC Check Not Completed and/or Cleared	Resolved-Received updated fraud report reflecting all interested parties. - Due Diligence Vendor-06/XX/2026 Ready for Review-Document Uploaded. Please see attached - Seller-06/XX/2026 Open-OFAC Check Not Completed and/or Cleared for the Seller and the Underwriter. - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. Please see attached - Seller-06/XX/2026	Resolved-Received updated fraud report reflecting all interested parties. - Due Diligence Vendor-06/08/2026	Months Reserves exceed minimum required - Months Reserves exceed minimum required		XX	ATR/QM: Exempt	ATR/QM: Exempt	XX	AL	Investment	Purchase	NA	N/A	N/A	9513345
167	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XX	FL	Investment	Purchase	NA
188	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XX	CA	Investment	Refinance	Cash Out - Other
220	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XX	FL	Investment	Purchase	NA
181	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XX	CT	Investment	Refinance	Cash Out - Other
224	XX	XX	C	A	C	A	C	A	A	A	Closed	FCRE1506	2026-06-09 10:16	2026-06-30 15:36	Resolved	1 - Information	C	A	Credit	QM-ATR	Invalid Final QM Status - ATR/QM: Status Pending	Resolved-Received updated 1003 and 1008 confirming 2 solar leases - both on credit report and added to DTI for REO - Due Diligence Vendor-06/30/2026
Ready for Review-Please refer to uploaded documents in related finding. - Seller-06/29/2026
Counter-Pending validation of PITIA and liens for XX - Due Diligence Vendor-06/24/2026
Ready for Review-Please refer to uploaded documents in related finding. - Seller-06/22/2026
Counter-Pending receipt of UCC for solar.   - Due Diligence Vendor-06/11/2026
Ready for Review-Please refer to uploaded documents in related finding. - Seller-06/10/2026
																							Open-The Final Reviewed QM Status is 'ATR/QM: Status Pending' on a non-Business Purpose loan. Pending housing conditions. - Due Diligence Vendor-06/09/2026	Ready for Review-Please refer to uploaded documents in related finding. - Seller-06/XX/2026 Ready for Review-Please refer to uploaded documents in related finding. - Seller-06/XX/2026 Ready for Review-Please refer to uploaded documents in related finding. - Seller-06/XX/2026	Resolved-Received updated 1003 and 1008 confirming 2 solar leases - both on credit report and added to DTI for REO - Due Diligence Vendor-06/30/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 740 Qualifying DTI below maximum allowed - Required is 50 Borrower has 22.7			QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XX	CA	Primary Residence	Purchase	NA	N/A	N/A	9628404
224	XX	XX	C	A	C	A	C	A	A	A	Closed	FCRE1440	2026-06-09 07:10	2026-06-30 15:33	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received updated 1003 and 1008 confirming 2 solar leases - both on credit report and added to DTI for REO - Due Diligence Vendor-06/XX/2026
Ready for Review-Document Uploaded. Please see attached revised 1003 and 1008.  - Seller-06/XX/2026
Counter-Received credit report and solar for subject property.  Please provide complete PITIA validation for XX as 2 solar liens are noted on final 1003 - Due Diligence Vendor-06/XX/2026
Ready for Review-Document Uploaded. The solar 2nds on the borrower's departing residence are on the credit report delivered with he loan file. See attached.  - Seller-06/XX/2026
Counter-Received same 62 page solar transfer dated 05/XX/2026 and solar docs from seller, missing UCC statement to verify solar is 2nd lien to subject purchase mortgage.  - Due Diligence Vendor-06/XX/2026
Ready for Review-Document Uploaded. Please see attached.  - Seller-06/XX/2026
																							Open-Housing History Does Not Meet Guideline Requirements missing statement for second mortgage on XX - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. Please see attached revised 1003 and 1008. - Seller-06/XX/2026 Ready for Review-Document Uploaded. The solar 2nds on the borrower's departing residence are on the credit report delivered with he loan file. See attached. - Seller-06/XX/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-06/XX/2026	Resolved-Received updated 1003 and 1008 confirming 2 solar leases - both on credit report and added to DTI for REO - Due Diligence Vendor-06/30/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 740 Qualifying DTI below maximum allowed - Required is 50 Borrower has 22.7		XX	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XX	CA	Primary Residence	Purchase	NA	N/A	N/A	9624614
224	XX	XX	C	A	C	A	C	A	A	A	Closed	FCRE0110	2026-06-09 07:35	2026-06-24 14:01	Resolved	1 - Information	C	A	Credit	Eligibility	Missing or incomplete documentation for Solar Panels	Resolved-Received UCC release, agreement, transfer and payment considered. - Due Diligence Vendor-06/XX/2026

Ready for Review-Please refer to page 9 of the previously uploaded xx agreement regarding the UUC verbiage.  - Seller-06/XX/2026

Counter-Received 62 page doc transfer of agreement from seller to borrower dated 05/XX/2026 and 9-62 solar docs from seller, not included UCC filing statement. condition remains.  - Due Diligence Vendor-06/XX/2026

Ready for Review-Document Uploaded. Please see attached.  - Seller-06/XX/2026

																							Open-missing solar panel agreement and UCC filling statement - Due Diligence Vendor-06/XX/2026	Ready for Review-Please refer to page 9 of the previously uploaded xx agreement regarding the UUC verbiage. - Seller-06/XX/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-06/XX/2026	Resolved-Received UCC release, agreement, transfer and payment considered. - Due Diligence Vendor-06/24/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 740 Qualifying DTI below maximum allowed - Required is 50 Borrower has 22.7		XX	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XX	CA	Primary Residence	Purchase	NA	N/A	N/A	9624802
224	XX	XX	C	A	C	A	C	A	A	A	Closed	finding-3352	2026-06-05 15:21	2026-06-11 20:51	Resolved	1 - Information	C	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved-Loan contains full appraisal and escrows, meeting HPML compliance. - Due Diligence Vendor-06/12/2026

																							Open-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. - Due Diligence Vendor-06/05/2026		Resolved-Loan contains full appraisal and escrows, meeting HPML compliance. - Due Diligence Vendor-06/12/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 740 Qualifying DTI below maximum allowed - Required is 50 Borrower has 22.7			QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XX	CA	Primary Residence	Purchase	NA	N/A	N/A	9589263
224	XX	XX	C	A	C	A	C	A	A	A	Closed	finding-3635	2026-06-05 15:21	2026-06-11 09:09	Resolved	1 - Information	C	A	Compliance	TRID	Charges That In Total Cannot Increase More Than 10% Test	Resolved-Received PCCD 06/XX/2026 correction title fees into Section C. Finding Resolved. - Due Diligence Vendor-06/XX/2026

Ready for Review-Document Uploaded. See attached. Fees moved to the correct block  - Seller-06/XX/2026

																							Open-This loan failed the charges that in total cannot increase more than 10% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($2,284.00) exceed the comparable charges ($1,797.00) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). -----Ten (10%) tolerance fees Notary Fee, Title Service Fee and Title Endorsement Fee increased by $630 without a valid COC in file. Provide a valid and timely COC for increase OR evidence of refund to borrower or principal reduction in the amount of $307.30, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Remediation options (1) within 60 days of consummation expires 08/XX/2026 (2) within 60 days of discovery expires 08/XX/2026 remains EV2B under TILA 130(b) (3) After 60 days of discovery, no cure, Statute of Limitations - 3 Years; Expiration Date: 06/XX/2029 remains EV3C. Please provide coc for increases - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. See attached. Fees moved to the correct block - Seller-06/XX/2026	Resolved-Received PCCD 06/10/2026 correction title fees into Section C. Finding Resolved. - Due Diligence Vendor-06/11/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 740 Qualifying DTI below maximum allowed - Required is 50 Borrower has 22.7		XX	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XX	CA	Primary Residence	Purchase	NA	N/A	N/A	9589262
234	XX		XX	A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XX	AZ	Primary Residence	Purchase	NA
196	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XX	PA	Investment	Purchase	NA
162	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XX	TX	Investment	Refinance	Cash Out - Other
195	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XX	IL	Investment	Purchase	NA
163	XX		XX	D	A	D	A	A	A	A	A	Closed	FCRE5770	2026-06-09 14:19	2026-06-12 11:15	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 Credit Report is Missing	Resolved-Received Credit report. Loan DSCR so no finding added for inquires per guideline 6.1 - Due Diligence Vendor-06/XX/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-06/XX/2026 Open-Borrower 1 Credit Report is Missing. Borrower 1's credit report is missing from the file, and must be provided to meet guidelines. Additional conditions may apply. - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-06/XX/2026	Resolved-Received Credit report. Loan DSCR so no finding added for inquires per guideline 6.1 - Due Diligence Vendor-06/12/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 726 Months Reserves exceed minimum required - 56.7 months of reserves exceeds the 6 months minimum required.		XX	ATR/QM: Exempt	ATR/QM: Exempt	XX	TX	Investment	Refinance	Cash Out - Other	N/A	N/A	9634827
176	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XX	CA	Investment	Refinance	Cash Out - Other
239	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XX	IL	Investment	Purchase	NA
223	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XX	FL	Investment	Refinance	Cash Out - Other
197	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XX	FL	Investment	Purchase	NA
187	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XX	NV	Investment	Purchase	NA
228	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XX	FL	Investment	Purchase	NA
193	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XX	FL	Investment	Refinance	Cash Out - Other
150	XX	XX	C	A	C	A	A	A	A	A	Closed	FCRE1194	2026-06-10 10:56	2026-06-22 14:43	Resolved	1 - Information	C	A	Credit	Eligibility	Audited LTV Exceeds Guideline LTV	Resolved-Received xx 2.13.26 version 1.1 dated 3/XX/2026 . FTHB 75% limitation is reflected on 1.2 revision dated 4/XX/2026 was made after application date 03/XX/2026. - Due Diligence Vendor-06/XX/2026
Ready for Review-Document Uploaded. Please see attached - Seller-06/XX/2026
Counter-Please re-upload version issued 03/XX/2026 for review.  - Due Diligence Vendor-06/XX/2026
Ready for Review-The version provided was issued on 3/XX/2026. There was 02.13.26 (ver 1.1) issued on 4/XX/2026, and another 02.13.26 (ver 1.2) issued on 4/XX/2026. Since the loan application started on 03/XX/2026, then the first version would apply for this transaction. - Seller-06/XX/2026
Counter-Received xx.  Audit completed on xx dated 2/XX/2026 XX DSCR reflecting FTHB  With 12-months VOR: 75% Max LTV | 1.00 Min DSCR restriction.  Please clarify as no version provided.   - Due Diligence Vendor-06/XX/2026
Ready for Review-Document Uploaded. The application was started on 03/XX/2026. The applicable xx did not have FTHB adjustment. Please see attached.  - Seller-06/XX/2026
																							Open-Audited LTV of 80% exceeds Guideline LTV of 75% As per Guide: FTHB- With 12-months VOR: 75% Max LTV - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. Please see attached - Seller-06/XX/2026 Ready for Review-The version provided was issued on 3/6/2026. There was 02.13.26 (ver 1.1) issued on 4/1/2026, and another 02.13.26 (ver 1.2) issued on 4/XX/2026. Since the loan application started on 03/XX/2026, then the first version would apply for this transaction. - Seller-06/XX/2026 Ready for Review-Document Uploaded. The application was started on 03/XX/2026. The applicable xx did not have FTHB adjustment. Please see attached. - Seller-06/XX/2026	Resolved-Received xx 2.13.26 version 1.1 dated 3/6 /2026 . FTHB 75% limitation is reflected on 1.2 revision dated 4/22/2026 was made after application date 03/23/2026. - Due Diligence Vendor-06/22/2026	Months Reserves exceed minimum required - 6.91 mths reserves; 3 mths required. Credit history exceeds minimum required - Credit History = 51 Months Minimum Credit History = 12 Months		XX	ATR/QM: Exempt	ATR/QM: Exempt	XX	FL	Investment	Purchase	NA	N/A	N/A	9655448
185	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XX	MA	Investment	Purchase	NA
139	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XX	FL	Investment	Purchase	NA
153	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XX	IL	Investment	Purchase	NA
200	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XX	TX	Investment	Refinance	Cash Out - Other
189	XX	XX	C	A	C	A	A	A	A	A	Closed	FCRE1206	2026-06-10 12:50	2026-06-24 11:02	Resolved	1 - Information	C	A	Credit	Eligibility	All Interested Parties Not Checked with Exclusionary Lists	Resolved-Updated report with All Interested Parties Checked against Exclusionary Lists was provided. - Due Diligence Vendor-06/XX/2026
Ready for Review-Document Uploaded. Please see attached - Seller-06/XX/2026
Counter-Please see original finding. XX was misspelled on the Drive Report. On the report dated 6/18 it is still spelled incorrectly as it is shown as XX instead of XX is to remain as it is part of the company name. Please correct business name to match original finding and rerun. - Due Diligence Vendor-06/XX/2026
Ready for Review-Document Uploaded. The revised DV was ran without the LLC at the end of solutions - Seller-06/XX/2026
Counter-Received Drive report with the name listed as xx XX instead of XX   Finding remains.  - Due Diligence Vendor-06/XX/2026
Ready for Review-Document Uploaded. xx was re-ran with the borrower's correct LLC - XX with no hits  - Seller-06/XX/2026
																							Open-All Interested Parties Not Checked with Exclusionary Lists The named entity searched (XX) does not match the borrowing entity XX). - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. Please see attached - Seller-06/XX/2026 Ready for Review-Document Uploaded. The revised DV was ran without the LLC at the end of solutions - Seller-06/XX/2026 Ready for Review-Document Uploaded. xx was re-ran with the borrower's correct LLC - XX with no hits - Seller-06/XX/2026	Resolved-Updated report with All Interested Parties Checked against Exclusionary Lists was provided. - Due Diligence Vendor-06/24/2026	On time mortgage history exceeds guideline requirement - On Time Mortgage History = 50 Months Required = 12 months LTV is less than guideline maximum - Required is 75 Borrower has 70		XX	ATR/QM: Exempt	ATR/QM: Exempt	XX	MD	Investment	Refinance	Cash Out - Other	N/A	N/A	9662298
138	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XX	FL	Investment	Purchase	NA
165	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XX	WA	Investment	Refinance	No Cash Out - Borrower Initiated
246	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XX	CA	Investment	Refinance	No Cash Out - Borrower Initiated
179	XX	XX	D	A	D	A	A	A	A	A	Closed	FCRE1158	2026-06-10 13:53	2026-06-23 09:13	Resolved	1 - Information	D	A	Credit	Missing Doc	Hazard Insurance Policy is Partial	Resolved-Received policy w/ policy # and premium - Due Diligence Vendor-06/XX/2026

Ready for Review-Please escalate this matter for manager review as TPR counters are looping without resolution. HOI binder is acceptable due to it is binding. Please expedite this to be cleared as soon as possible - Seller-06/XX/2026

Counter-Received xpl and binder, condition remains. GL 8.11 states "A declaration page is required prior to closing for all loans." - Due Diligence Vendor-06/XX/2026

Ready for Review-Document Uploaded. Not a valid finding, Lender notes insurance Binder are binding insurance policies and same with correlating binder numbers. Please have this expedited to be cleared as soon as possible - Seller-06/XX/2026

																							Open-Hazard Insurance Policy (Or HO-6 Insurance Policy if Subject Property is a Condo) is only Partially Provided Missing policy number. - Due Diligence Vendor-06/XX/2026	Ready for Review-Please escalate this matter for manager review as TPR counters are looping without resolution. HOI binder is acceptable due to it is binding. Please expedite this to be cleared as soon as possible - Seller-06/XX/2026 Ready for Review-Document Uploaded. Not a valid finding, Lender notes insurance Binder are binding insurance policies and same with correlating binder numbers. Please have this expedited to be cleared as soon as possible - Seller-06/XX/2026	Resolved-Received policy w/ policy # and premium - Due Diligence Vendor-06/23/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 729 DSCR =/> 1.00 and minimum is 0.85 or Less - Required is 0.8 Borrower has 2.232 Required is 0.8 Borrower has 2.232 LTV is less than guideline maximum - Required is 75 Borrower has 70 DSCR % greater than 1.20 - Required is 0.8 Borrower has 2.232		XX	ATR/QM: Exempt	ATR/QM: Exempt	XX	NY	Investment	Refinance	Cash Out - Other	N/A	N/A	9664582
205	XX	XX	D	B	D	B	A	A	A	A	Closed	FCRE7347	2026-06-11 11:08	2026-07-21 16:37	Waived	2 - Non-Material	D	B	Credit	Missing Doc	Missing Lease Agreement	Waived-Originator provided a waiver to use Market Rent from 1007, applied to non material finding with comp factors - Due Diligence Vendor-07/XX/2026

Ready for Review-Document Uploaded. Please see attached exception allowing the loan to close with Market rents from 1007 only - Seller-07/XX/2026

																							Open-Appraiser indicated tenant occupied with no rental amount listed on 1007. No lease in file. Market rent used; however, lease to be provided to verify rental income and that rental income is not lower than 20% of market rent. Subject to additional conditions. (guide - When the Form 1007 exceeds the lease by more than 20%, up to 120% of the lease amount may be used to qualify.) - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. Please see attached exception allowing the loan to close with Market rents from 1007 only - Seller-07/XX/2026	Waived-Originator provided a waiver to use Market Rent from 1007, applied to non material finding with comp factors - Due Diligence Vendor-07/21/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 702 Months Reserves exceed minimum required - Min 0, actual 177.50 LTV is less than guideline maximum - . Required is 75 Borrower has 14	CLTV if 5% Less than Max allowed DSCR > 1.2 3+ months > minimum reserve requirement	XX	ATR/QM: Exempt	ATR/QM: Exempt	XX	CA	Investment	Refinance	No Cash Out - Borrower Initiated	Originator Post-Close	No	9689985
205	XX	XX	D	B	D	B	A	A	A	A	Closed	FCRE0108	2026-06-10 15:18	2026-07-20 14:53	Resolved	1 - Information	C	A	Credit	Insurance	XX Coverage not met	Resolved-After further review- the subject property was approved as a Warrantable Condo with a Limited review, XX coverage not required. - Due Diligence Vendor-07/XX/2026
Ready for Review-Reviewed the file and appears all information is provided, except for XX; however, this property was approved as a Warrantable Condo with a Limited review, which typically does not require XX to verified.

Can this condition please be cleared?
 - Seller-07/XX/2026
Counter-Received policy documentation.  Provide evidence or cert of Master Property insurance reflecting coverage, deductible, liability and XX coverage.  - Due Diligence Vendor-06/XX/2026
Ready for Review-Document Uploaded. The mast insurance policy attached  - Seller-06/XX/2026
																							Open-XX Coverage not met. Missing Condo Certificate of Insurance - Due Diligence Vendor-06/XX/2026	Ready for Review-Reviewed the file and appears all information is provided, except for XX; however, this property was approved as a Warrantable Condo with a Limited review, which typically does not require XX to verified. Can this condition please be cleared? - Seller-07/XX/2026 Ready for Review-Document Uploaded. The mast insurance policy attached - Seller-06/XX/2026	Resolved-After further review- the subject property was approved as a Warrantable Condo with a Limited review, XX coverage not required. - Due Diligence Vendor-07/20/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 702 Months Reserves exceed minimum required - Min 0, actual 177.50 LTV is less than guideline maximum - . Required is 75 Borrower has 14		XX	ATR/QM: Exempt	ATR/QM: Exempt	XX	CA	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	9667309
205	XX	XX	D	B	D	B	A	A	A	A	Closed	FCRE1173	2026-06-10 15:18	2026-07-20 14:53	Resolved	1 - Information	D	A	Credit	Missing Doc	Condo Master Insurance Policy is Missing	Resolved-Condo Master Insurance Policy is fully present - Due Diligence Vendor-07/XX/2026

Ready for Review-Reviewed the file and appears all information is provided, except for XX; however, this property was approved as a Warrantable Condo with a Limited review, which typically does not require XX to verified.

Can this condition please be cleared?
 - Seller-07/XX/2026

Counter-Received policy documentation.  Provide evidence or cert of Master Property insurance reflecting coverage, deductible, liability and XX coverage.  - Due Diligence Vendor-06/XX/2026

Ready for Review-Document Uploaded. attached is the copy of the master insurance policy   - Seller-06/XX/2026

																							Open-Missing Condo Master Insurance Policy Missing Condo Certificate of Insurance - Due Diligence Vendor-06/XX/2026	Ready for Review-Reviewed the file and appears all information is provided, except for XX; however, this property was approved as a Warrantable Condo with a Limited review, which typically does not require XX to verified. Can this condition please be cleared? - Seller-07/XX/2026 Ready for Review-Document Uploaded. attached is the copy of the master insurance policy - Seller-06/XX/2026	Resolved-Condo Master Insurance Policy is fully present - Due Diligence Vendor-07/20/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 702 Months Reserves exceed minimum required - Min 0, actual 177.50 LTV is less than guideline maximum - . Required is 75 Borrower has 14		XX	ATR/QM: Exempt	ATR/QM: Exempt	XX	CA	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	9667310
215	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XX	FL	Investment	Refinance	Cash Out - Other
164	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XX	LA	Investment	Purchase	NA
191	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XX	NY	Investment	Purchase	NA
218	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XX	CA	Investment	Purchase	NA
157	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XX	FL	Investment	Refinance	Cash Out - Other
226	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XX	CA	Investment	Refinance	Cash Out - Other
231	XX		XX	A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XX	CA	Primary Residence	Purchase	NA
178	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XX	CT	Investment	Refinance	Cash Out - Other
240	XX		XX	A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XX	CA	Primary Residence	Purchase	NA
177	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XX	TX	Investment	Purchase	NA
151	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XX	FL	Investment	Refinance	Cash Out - Other
152	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XX	TX	Investment	Refinance	Cash Out - Other
217	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XX	TX	Investment	Refinance	Cash Out - Other
158	XX	XX	D	A	D	A	A	A	A	A	Closed	FCRE0700	2026-06-11 17:05	2026-06-25 16:26	Resolved	1 - Information	D	A	Credit	Missing Doc	Closing Detail Statement Document is Missing	Resolved-Received executed closing disclosure and updated - Due Diligence Vendor-06/XX/2026

Ready for Review-Document Uploaded. Please see attached.  - Seller-06/XX/2026

Counter-Received CD reflecting correct loan amount and disbursement date, however missing signature OR Certification OR email confirming receipt of final correct CD.  (signed cd reflects different loan amount) - Due Diligence Vendor-06/XX/2026

Ready for Review-Document Uploaded. Please see attached.  - Seller-06/XX/2026

																							Open-Closing Detail Statement Document is Missing and subject property is an Investment property. Missing Final Settlement Statement for subject property. (only estimated provided). - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-06/XX/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-06/XX/2026	Resolved-Received executed closing disclosure and updated - Due Diligence Vendor-06/25/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 776 Months Reserves exceed minimum required - 65 months PITIA reserves; 6 months reserves required		XX	ATR/QM: Exempt	ATR/QM: Exempt	XX	TN	Investment	Refinance	Cash Out - Other	N/A	N/A	9703262
235	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XX	TX	Investment	Refinance	Cash Out - Other
171	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XX	IL	Investment	Refinance	Cash Out - Other
173	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XX	TX	Investment	Refinance	Cash Out - Other
198	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XX	NY	Investment	Refinance	Cash Out - Other
209	XX	XX	C	A	C	A	A	A	A	A	Closed	FCRE1151	2026-06-11 12:36	2026-07-17 13:28	Resolved	1 - Information	C	A	Credit	Title	Satisfactory Chain of Title not Provided	Resolved-Received Warranty Deeds from 12/XX/23 and 2 from 2/XX/26 to document chain of title. - Due Diligence Vendor-07/XX/2026
Ready for Review-Document Uploaded. Please see attached prior deeds dating back to 2023. - Seller-07/XX/2026
Counter-Received Lender Rebuttal.  Review of noted page 12  indicate only conveyance within 24 months is XX  Warranty Deed provided is effective 2/XX/26, which only 4 moths Prior to Note Date.  Missing Prior 20 months chain of title to document 24 months. Finding remains. - Due Diligence Vendor-07/XX/2026
Ready for Review-Please refer to page 12 of the previously uploaded title and clear this finding. - Seller-07/XX/2026
Counter-Received duplicate copy of prelim.  Missing 24 mos chain of title.  Preliminary title only reflect Warranty Deeds no names or dates.   - Due Diligence Vendor-06/XX/2026
Ready for Review-Document Uploaded. Please see attached.  - Seller-06/XX/2026
Counter-Received pay history/verification of 2 payments+ WD dated 02/XX/2026 reflecting owner in title since Feb. Please provide chain of title, FNMA standard loans is 24 months. - Due Diligence Vendor-06/XX/2026
Ready for Review-Document Uploaded. Please see attached.  - Seller-06/XX/2026
																							Open-Unsatisfactory Chain of Title provided. Satisfactory Chain of Title not Provided - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. Please see attached prior deeds dating back to 2023. - Seller-07/XX/2026 Ready for Review-Please refer to page 12 of the previously uploaded title and clear this finding. - Seller-07/XX/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-06/XX/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-06/XX/2026	Resolved-Received Warranty Deeds from 12/20/23 and 2 from 2/12/26 to document chain of title. - Due Diligence Vendor-07/17/2026	LTV is less than guideline maximum - Required is 80 Borrower has 62.5 Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 738		XX	ATR/QM: Exempt	ATR/QM: Exempt	XX	FL	Investment	Refinance	Cash Out - Other	N/A	N/A	9695325
209	XX	XX	C	A	C	A	A	A	A	A	Closed	FCRE0196	2026-06-11 13:04	2026-06-25 16:20	Resolved	1 - Information	C	A	Credit	Eligibility	Payoff(s) on the CD/HUD are not reported on Title Report	Resolved-Received payoff. - Due Diligence Vendor-06/XX/2026
Ready for Review-Document Uploaded. Please see attached.  - Seller-06/XX/2026
Counter-Received payoff for prior +pay history/WD. condition remains, File presented on ly page 5 of 17 of the title commitment dated 04/XX/2026 and unable to verify which liens from commitment were paid off on refi.  - Due Diligence Vendor-06/XX/2026
Ready for Review-Document Uploaded. The subject transaction is C/O. See attached payoff demand of a private party lien.  - Seller-06/XX/2026
																							Open-Payoff(s) on the CD/HUD are not reported on Title Report. XX off on CD - Not on Title. - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-06/XX/2026 Ready for Review-Document Uploaded. The subject transaction is C/O. See attached payoff demand of a private party lien. - Seller-06/XX/2026	Resolved-Received payoff. - Due Diligence Vendor-06/25/2026	LTV is less than guideline maximum - Required is 80 Borrower has 62.5 Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 738		XX	ATR/QM: Exempt	ATR/QM: Exempt	XX	FL	Investment	Refinance	Cash Out - Other	N/A	N/A	9696323
209	XX		XX	C	A	C	A	A	A	A	A	Closed	FCRE1440	2026-06-11 12:58	2026-06-16 13:22	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received verification brw in title since 02/2026, 2 0x30 made timely. Primary f/c per property report in file. - Due Diligence Vendor-06/XX/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-06/XX/2026 Open-Housing History Does Not Meet Guideline Requirements Provide satisfactory mortgage history for subject property. Subject to additional conditions. - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-06/XX/2026	Resolved-Received verification brw in title since 02/2026, 2 0x30 made timely. Primary f/c per property report in file. - Due Diligence Vendor-06/16/2026	LTV is less than guideline maximum - Required is 80 Borrower has 62.5 Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 738		XX	ATR/QM: Exempt	ATR/QM: Exempt	XX	FL	Investment	Refinance	Cash Out - Other	N/A	N/A	9696144
213	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XX	PA	Investment	Refinance	Cash Out - Other
183	XX		XX	A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XX	CA	Primary Residence	Purchase	NA
154	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XX	TN	Investment	Refinance	Cash Out - Other
186	XX		XX	A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XX	CA	Primary Residence	Purchase	NA
242	XX	XX	D	A	D	A	A	A	A	A	Closed	FCRE9814	2026-06-11 19:51	2026-07-02 16:31	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Trust Agreement	Resolved-After further review- Section 8b is not required since that pertains to a POA option which the Brw did not elect. Trust cert is complete, signed and notarized. - Due Diligence Vendor-07/XX/2026

Counter-Received Trust Certificate, #8 is not signed by Trustee. Please provide fully executed Trust Certificate - Due Diligence Vendor-06/XX/2026

Ready for Review-Counter is not a finding, please clear the trust cert was used by title on subject transaction, which has closed.  Please expedite this to be cleared as soon as possible - Seller-06/XX/2026

Counter-Received aged Trust cert dated 8/2025.  Provide current Trust Cert or full Trust Agreement with all addendums. - Due Diligence Vendor-06/XX/2026

Ready for Review-Document Uploaded. Please see attached  - Seller-06/XX/2026

																							Open-Missing Trust Agreement Additional conditions may apply. - Due Diligence Vendor-06/XX/2026	Ready for Review-Counter is not a finding, please clear the trust cert was used by title on subject transaction, which has closed. Please expedite this to be cleared as soon as possible - Seller-06/XX/2026 Ready for Review-Document Uploaded. Please see attached - Seller-06/XX/2026	Resolved-After further review- Section 8b is not required since that pertains to a POA option which the Brw did not elect. Trust cert is complete, signed and notarized. - Due Diligence Vendor-07/02/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 776 LTV is less than guideline maximum - Required is 75 Borrower has 21.98		XX	ATR/QM: Exempt	ATR/QM: Exempt	XX	CA	Investment	Refinance	Cash Out - Other	N/A	N/A	9706191
237	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XX	VA	Investment	Purchase	NA
190	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XX	IL	Investment	Refinance	Cash Out - Other
192	XX		XX	D	A	D	A	C	A	A	A	Closed	FCRE1506	2026-06-12 07:58	2026-07-02 16:25	Resolved	1 - Information	C	A	Credit	QM-ATR	Invalid Final QM Status - ATR/QM: Status Pending	Resolved-The Final Reviewed QM Status is acceptable or the loan is a Business Purpose loan. - Due Diligence Vendor-07/02/2026 Ready for Review-Please clear - Seller-07/02/2026 Counter-Pending receipt of docs. - Due Diligence Vendor-06/16/2026 Ready for Review-please clear - Seller-06/12/2026 Open-The Final Reviewed QM Status is 'ATR/QM: Status Pending' on a non-Business Purpose loan. Upon receipt of the conditions ATR/QM should be able to be determined. Additional information maybe required. - Due Diligence Vendor-06/12/2026	Ready for Review-Please clear - Seller-07/XX/2026 Ready for Review-please clear - Seller-06/XX/2026	Resolved-The Final Reviewed QM Status is acceptable or the loan is a Business Purpose loan. - Due Diligence Vendor-07/02/2026	Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 700 Borrower has 766 Required is 700 Borrower has 766 Long term residence - Borrowers have resided at their respective homes for 2+ yrs.			QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XX	CA	Primary Residence	Purchase	NA	N/A	N/A	9713342
192	XX	XX	D	A	D	A	C	A	A	A	Closed	FCRE1316	2026-06-12 07:18	2026-07-02 16:23	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Resolved-Lender confirmed most recent start date for verified position is 5/XX/2024. This establishes a 2 year work history for Brw meeting G/L requirements. - Due Diligence Vendor-07/XX/2026
Ready for Review-Document Uploaded. Correct, this discrepancy was explained on WVOE clearly shows the borrower was employed previously. no further docs are required knowing the borrower had a rehire date per WVOE  - Seller-07/XX/2026
Counter- Received revised 1003 for b1, start date at current employer mirrors 1005, however 10dVOE reflects different date. requesting lender to confirm start date and provide revised docs as needed reflect consistent start date for b1.  - Due Diligence Vendor-06/XX/2026
Ready for Review-Document Uploaded. Please see attached updated most current start date for verified position  - Seller-06/XX/2026
																							Open-Borrower 1 3rd Party VOE Prior to Close Missing Missing clarification of XX start date at XX. The Verbal Verification of Employment states his start date 4/XX/2023 however the Written Verification of Employment reflects his start date as 5/XX/2024. Upon receipt additional information maybe required. - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. Correct, this discrepancy was explained on WVOE clearly shows the borrower was employed previously. no further docs are required knowing the borrower had a rehire date per WVOE - Seller-07/XX/2026 Ready for Review-Document Uploaded. Please see attached updated most current start date for verified position - Seller-06/XX/2026	Resolved-Lender confirmed most recent start date for verified position is 5/1/2024. This establishes a 2 year work history for Brw meeting G/L requirements. - Due Diligence Vendor-07/02/2026	Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 700 Borrower has 766 Required is 700 Borrower has 766 Long term residence - Borrowers have resided at their respective homes for 2+ yrs.		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XX	CA	Primary Residence	Purchase	NA	N/A	N/A	9712613
192	XX	XX	D	A	D	A	C	A	A	A	Closed	FCRE0197	2026-06-12 08:37	2026-07-02 16:18	Resolved	1 - Information	C	A	Credit	Eligibility	The Final SELLER CD/HUD is missing	Resolved-Seller's settlement statement received. - Due Diligence Vendor-07/XX/2026

Ready for Review-Document Uploaded. Counter is not valid, Please escalate this matter for manager review as TPR counters are looping without resolution. Request to update the CD is not required for this scenario.   Please expedite this to be cleared as soon as possible - Seller-07/XX/2026

Counter-Received Seller CD issued 06/XX/2026,please provide corresponding post close CD for borrower.   - Due Diligence Vendor-06/XX/2026

Ready for Review-Document Uploaded. Please see attached Buyer and seller settlement statement  - Seller-06/XX/2026

																							Open-Missing the Final seller CD. Upon receipt additional information maybe required. - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. Counter is not valid, Please escalate this matter for manager review as TPR counters are looping without resolution. Request to update the CD is not required for this scenario. Please expedite this to be cleared as soon as possible - Seller-07/XX/2026 Ready for Review-Document Uploaded. Please see attached Buyer and seller settlement statement - Seller-06/XX/2026	Resolved-Seller's settlement statement received. - Due Diligence Vendor-07/02/2026	Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 700 Borrower has 766 Required is 700 Borrower has 766 Long term residence - Borrowers have resided at their respective homes for 2+ yrs.		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XX	CA	Primary Residence	Purchase	NA	N/A	N/A	9714012
192	XX	XX	D	A	D	A	C	A	A	A	Closed	FCRE6019	2026-06-12 07:39	2026-07-02 15:58	Resolved	1 - Information	D	A	Credit	Missing Doc	Citizenship Documentation Not Provided	Resolved-After further review- As the XX Guidelines do not require the back of the EAD card and all necessary info is displayed on the front of card- nothing further is required. - Due Diligence Vendor-07/02/2026

Ready for Review- Lender notes it appears this finding has come up often and each response has been the back of the EAD card is not required. The XX Guidelines do not require the back of the EAD card. Please clear - Seller-06/12/2026

																							Open-Borrower Citizenship Documentation Is Missing Missing the back of xx's Permanent Resident Card. Upon receipt additional information maybe required. - Due Diligence Vendor-06/12/2026	Ready for Review- Lender notes it appears this finding has come up often and each response has been the back of the EAD card is not required. The XX Guidelines do not require the back of the EAD card. Please clear - Seller-06/XX/2026	Resolved-After further review- As the XX Guidelines do not require the back of the EAD card and all necessary info is displayed on the front of card- nothing further is required. - Due Diligence Vendor-07/02/2026	Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 700 Borrower has 766 Required is 700 Borrower has 766 Long term residence - Borrowers have resided at their respective homes for 2+ yrs.			QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XX	CA	Primary Residence	Purchase	NA	N/A	N/A	9712929
192	XX		XX	D	A	D	A	C	A	A	A	Closed	FCRE0044	2026-06-12 07:57	2026-06-16 12:48	Resolved	1 - Information	C	A	Credit	Eligibility	File does not contain LOX for credit inquiries	Resolved-Upon further review, 4.30.26 XX is subject transaction - Due Diligence Vendor-06/XX/2026 Ready for Review-Document Uploaded. Lender notes, no explanation is required for the credit report used on same mortgage loan being processed for our borrower. Please have this expedited to be cleared as soon as possible - Seller-06/XX/2026 Open-LOX for credit inquiries is missing. Missing the Inquiry Letter for XX for 4.30.26 XX Upon receipt additional conditions may apply. - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. Lender notes, no explanation is required for the credit report used on same mortgage loan being processed for our borrower. Please have this expedited to be cleared as soon as possible - Seller-06/XX/2026	Resolved-Upon further review, 4.XX.26 XX is subject transaction - Due Diligence Vendor-06/16/2026	Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 700 Borrower has 766 Required is 700 Borrower has 766 Long term residence - Borrowers have resided at their respective homes for 2+ yrs.		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XX	CA	Primary Residence	Purchase	NA	N/A	N/A	9713334
192	XX	XX	D	A	D	A	C	A	A	A	Closed	finding-651	2026-06-11 12:15	2026-06-15 11:46	Resolved	1 - Information	C	A	Compliance	Points & Fees	TILA Finance Charge Test	Resolved-Received copy of xx. Finding Resolved. - Due Diligence Vendor-06/XX/2026

Ready for Review-Document Uploaded. SEE ATTACHED xx. THE NOTARY FEE IS MARKED AS AN APR FEE ON OUR xx, BUT IT'S NOT MARKED AS AN APR FEE ON xx  - Seller-06/XX/2026

																							Open-This loan failed the TILA finance charge test.( 12 CFR §1026.38(o)(2) )The finance charge is $1,919,073.26. The disclosed finance charge of $1,918,898.26 is not considered accurate because it is understated by more than $100. ------ This loan failed the TILA finance charge test.( 12 CFR §1026.38(o)(2) ). The finance charge is $1,919,073.26. The disclosed finance charge of $1,918,898.26 is not considered accurate because it is understated by more than $100 at $175. Provide evidence of refund or principal reduction of $175, or at a minimum to the $100 threshold, corrected PCCD, Letter of explanation and proof of delivery to borrower within 60 days of discovery. Statute also requires rescission to be re-opened, therefore ROR is required to be provided. Remediation options (1) within 60 days of consummation expires 08/XX/2026 (2) within 60 days of discovery expires 08/XX/2026 remains EV2B under TILA 130(b) (3) After 60 days of discovery, no cure, Statute of Limitations - 1 Year; Expiration Date: 06/XX/2027 remains EV3C - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. SEE ATTACHED xx. THE NOTARY FEE IS MARKED AS AN APR FEE ON OUR xx, BUT IT'S NOT MARKED AS AN APR FEE ON xx - Seller-06/XX/2026	Resolved-Received copy of xx. Finding Resolved. - Due Diligence Vendor-06/15/2026	Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 700 Borrower has 766 Required is 700 Borrower has 766 Long term residence - Borrowers have resided at their respective homes for 2+ yrs.		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XX	CA	Primary Residence	Purchase	NA	N/A	N/A	9694578
192	XX	XX	D	A	D	A	C	A	A	A	Closed	finding-3652	2026-06-11 12:15	2026-06-15 11:46	Resolved	1 - Information	C	A	Compliance	TRID	Lender Credits That Cannot Decrease Test	Resolved-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($12,097.89) does not exceed or equal the comparable sum of specific and non-specific lender credits ($12,098.00). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). Received explanation that Lender credit decreased with lock COC. Lender credit was not listed on COC. Finding Resolved. - Due Diligence Vendor-06/XX/2026

Ready for Review-Document Uploaded. The lender credit went from $15012 to $12097.89 due to the float to lock- see attached  - Seller-06/XX/2026

Open-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($12,097.89) does not exceed or equal the comparable sum of specific and non-specific lender credits ($15,012.00). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). ------ Lender credit decreased from $15,012 to $12,097.89 without a valid COC in file. Provide a COC for decrease OR evidence of refund to borrower or principal reduction in the amount of $2,914.11, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Reduction in Lender credits must be directly related to fees and must offset closing cost equally. Remediation options (1) within 60 days of consummation expires 08/XX/2026 (2) within 60 days of discovery expires 08/XX/2026 remains EV2B under TILA 130(b) (3) After 60 days of discovery, no cure, Statute of Limitations - 3 Years; Expiration Date: 06/XX/2029 remains EV3C - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. The lender credit went from $15012 to $12097.89 due to the float to lock- see attached - Seller-06/XX/2026	Resolved-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($12,097.89) does not exceed or equal the comparable sum of specific and non-specific lender credits ($12,098.00). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). Received explanation that Lender credit decreased with lock COC. Lender credit was not listed on COC. Finding Resolved. - Due Diligence Vendor-06/15/2026

																										Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 700 Borrower has 766 Required is 700 Borrower has 766 Long term residence - Borrowers have resided at their respective homes for 2+ yrs.		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XX	CA	Primary Residence	Purchase	NA	N/A	N/A	9694579
194	XX	XX	C	A	A	A	C	A	A	A	Closed	finding-3652	2026-06-11 12:38	2026-06-15 08:44	Resolved	1 - Information	C	A	Compliance	TRID	Lender Credits That Cannot Decrease Test	Resolved-Received explanation that lender credit decreased with COC for lock, Lender credit was not listed on COC. Finding Resolved. - Due Diligence Vendor-06/XX/2026

Ready for Review-Document Uploaded. THE LENDER CREDIT WENT FROM $14000 TO $10500 DUE TO THE FLOAT TO LOCK- PLEASE SEE ATTACHED  - Seller-06/XX/2026

																							Open-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($10,500.00) does not exceed or equal the comparable sum of specific and non-specific lender credits ($14,000.00). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). ----- Lender credit decreased from $14000 to $10500 without a valid COC in file. Provide a COC for decrease OR evidence of refund to borrower or principal reduction in the amount of $3500, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Reduction in Lender credits must be directly related to fees and must offset closing cost equally. Remediation options (1) within 60 days of consummation expires 8/XX/2026 (2) within 60 days of discovery expires 8/XX/2026 remains EV2B under TILA 130(b) (3) After 60 days of discovery, no cure, Statute of Limitations - 3 Years; Expiration Date: 6/XX/2029 remains EV3C - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. THE LENDER CREDIT WENT FROM $14000 TO $10500 DUE TO THE FLOAT TO LOCK- PLEASE SEE ATTACHED - Seller-06/XX/2026	Resolved-Received explanation that lender credit decreased with COC for lock, Lender credit was not listed on COC. Finding Resolved. - Due Diligence Vendor-06/15/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 786 Required is 660 Borrower has 786 Qualifying DTI below maximum allowed - Required is 50 Borrower has 44.86 Required is 50 Borrower has 44.86		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XX	CA	Primary Residence	Purchase	NA	N/A	N/A	9695368
175	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XX	CA	Investment	Refinance	Cash Out - Other
159	XX	XX	D	A	D	A	A	A	A	A	Closed	FCRE6910	2026-06-12 23:04	2026-06-26 12:45	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 Citizenship Identification Documentation Missing	Resolved-Employment sponsorship letter verified continued sponsorship. - Due Diligence Vendor-06/XX/2026
Ready for Review-We disagree with the request. PerXX 2.1.3 guidelines, the borrower must provide evidence of an extension application or an employer letter confirming continued sponsorship. An employer letter confirming continued sponsorship has been provided. Extensions are not stipulated in the guidelines and the length of the sponsorship can vary and last anywhere from 3-7 years, per online review. - Seller-06/XX/2026
Counter-Received Sponsorship Letter.  Letter provided does not include information required when sent to Immigration.  EAD expired since 2021, Extension not provided in file and Sponsorship extensions are given in increments of 3 years per online review.  Finding remains.  - Due Diligence Vendor-06/XX/2026
Ready for Review-Document Uploaded. We respectfully disagree. Per XX DSCR guidelines, section 4.1.3 EAD Card — Documents must be current as of the Note date. If expired, the borrower must provide evidence of an extension application or an employer letter confirming continued sponsorship. The delivered loan file included the attached sponsorship letter from the borrower's employer. - Seller-06/XX/2026
Counter-Received EAD Card.  Card provided expired 5/XX/21 - Due Diligence Vendor-06/XX/2026
Ready for Review-Document Uploaded. Please see attached. - Seller-06/XX/2026
Open-Borrower 1 Non-US Citizen Identification Document is Missing Missing Borrower Employment Authorization Card. - Due Diligence Vendor-06/XX/2026	Ready for Review-We disagree with the request. PerXX 2.1.3 guidelines, the borrower must provide evidence of an extension application or an employer letter confirming continued sponsorship. An employer letter confirming continued sponsorship has been provided. Extensions are not stipulated in the guidelines and the length of the sponsorship can vary and last anywhere from 3-7 years, per online review. - Seller-06/XX/2026

 Ready for Review-Document Uploaded. We respectfully disagree. PerXX DSCR guidelines, section 4.1.3 EAD Card — Documents must be current as of the Note date. If expired, the borrower must provide evidence of an extension application or an employer letter confirming continued sponsorship. The delivered loan file included the attached sponsorship letter from the borrower's employer. - Seller-06/XX/2026

 Ready for Review-Document Uploaded. Please see attached. - Seller-06/XX/2026

																									Resolved-Employment sponsorship letter verified continued sponsorship. - Due Diligence Vendor-06/26/2026	Months Reserves exceed minimum required - Verified assets of 113.44 months exceeds the minimum required of 3 months. DSCR =/> 1.00 and minimum is 0.85 or Less - Calculated DSCR of 1.491 which exceeds the minimum required of 0.8 Required is 0.8 Borrower has 1.491		XX	ATR/QM: Exempt	ATR/QM: Exempt	XX	NC	Investment	Refinance	Cash Out - Other	N/A	N/A	9732379
222	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XX	NY	Investment	Refinance	Cash Out - Other
184	XX		XX	D	A	D	A	A	A	A	A	Closed	FCRE0108	2026-06-12 14:15	2026-06-18 15:25	Resolved	1 - Information	C	A	Credit	Insurance	XX Coverage not met	Resolved-Received master policy that includes $120,000 in XX coverage. - Due Diligence Vendor-06/XX/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-06/XX/2026 Counter-Review did not receive upload. Please re upload. - Due Diligence Vendor-06/XX/2026 Ready for Review-Please see attached. - Seller-06/XX/2026 Open-XX Coverage not met. XX Coverage not met -MISSING - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-06/XX/2026 Ready for Review-Please see attached. - Seller-06/XX/2026	Resolved-Received master policy that includes $120,000 in XX coverage. - Due Diligence Vendor-06/18/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 783 LTV is less than guideline maximum - Required is 75 Borrower has 60		XX	ATR/QM: Exempt	ATR/QM: Exempt	XX	NY	Investment	Refinance	Cash Out - Other	N/A	N/A	9724668
184	XX		XX	D	A	D	A	A	A	A	A	Closed	FCRE0009	2026-06-12 17:13	2026-06-17 13:53	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Condo Rider	Resolved-Received Condo Rider - Due Diligence Vendor-06/XX/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-06/XX/2026 Open-Provide condo rider - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-06/XX/2026	Resolved-Received Condo Rider - Due Diligence Vendor-06/17/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 783 LTV is less than guideline maximum - Required is 75 Borrower has 60		XX	ATR/QM: Exempt	ATR/QM: Exempt	XX	NY	Investment	Refinance	Cash Out - Other	N/A	N/A	9729025
169	XX	XX	C	A	C	A	C	A	A	A	Closed	FCRE1506	2026-06-15 07:10	2026-06-25 15:34	Resolved	1 - Information	C	A	Credit	QM-ATR	Invalid Final QM Status - ATR/QM: Status Pending	Resolved-QM status now verified. - Due Diligence Vendor-06/25/2026

Counter-Pending clarification from Creditor for 7 late payments disclosed.  - Due Diligence Vendor-06/17/2026

Ready for Review-7 lates are being considered as 6x30 = 1x30 add 1x30 = 2x30. Lender notes the VOM on subject Mtg loan meets 4.6.1 Rolling Delinquency For 30-day late events: up to six (6) occurrences within a rolling period are counted as one (1) event. Events above 30 days late are each counted individually.  Please have this expedited to be cleared as soon as possible - Seller-06/15/2026

																							Open-The Final Reviewed QM Status is 'ATR/QM: Status Pending' on a non-Business Purpose loan. Missing clarification for xx confirming when the 7 X30 delinquencies occurred to determine if any were past 60 days to determine if they meet guidelines. 3x30 can only be considered if none of the payments were over 60 days late. - Due Diligence Vendor-06/15/2026	Ready for Review-7 lates are being considered as 6x30 = 1x30 add 1x30 = 2x30. Lender notes the VOM on subject Mtg loan meets 4.6.1 Rolling Delinquency For 30-day late events: up to six (6) occurrences within a rolling period are counted as one (1) event. Events above 30 days late are each counted individually. Please have this expedited to be cleared as soon as possible - Seller-06/XX/2026	Resolved-QM status now verified. - Due Diligence Vendor-06/25/2026	Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 640 Borrower has 721 Required is 640 Borrower has 721 Qualifying DTI below maximum allowed - Max DTI is 50 Borrower has 43.94 Required is 50 Borrower has 43.94			QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XX	NJ	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	9741356
169	XX	XX	C	A	C	A	C	A	A	A	Closed	FCRE1440	2026-06-15 07:03	2026-06-25 15:33	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-After further review- VOM reflects Brw has been 30 days overdue 7 times in the last 12 months. No indication on VOM that Brw incurred a 60, 90 or 120 day late. Loan was locked as 0X60X12, therefore the multiple 30-day lates have been considered and accounted for in the pricing of the loan. - Due Diligence Vendor-06/25/2026
Counter-Received Lender Rebuttal. Clarification of Late Payments to be documented by Creditor.  Finding remains. - Due Diligence Vendor-06/17/2026
Ready for Review-7 lates are being considered as 6x30 = 1x30 add 1x30 = 2x30. Lender notes the VOM on subject Mtg loan meets 4.6.1 Rolling Delinquency For 30-day late events: up to six (6) occurrences within a rolling period are counted as one (1) event. Events above 30 days late are each counted individually.  Please have this expedited to be cleared as soon as possible - Seller-06/15/2026
																							Open-Housing History Does Not Meet Guideline Requirements Missing clarification for XX confirming when the 7 X30 delinquencies occurred to determine if any were past 60 days to determine if they meet guidelines. 3x30 can only be considered if none of the payments were over 60 days late. - Due Diligence Vendor-06/15/2026	Ready for Review-7 lates are being considered as 6x30 = 1x30 add 1x30 = 2x30. Lender notes the VOM on subject Mtg loan meets 4.6.1 Rolling Delinquency For 30-day late events: up to six (6) occurrences within a rolling period are counted as one (1) event. Events above 30 days late are each counted individually. Please have this expedited to be cleared as soon as possible - Seller-06/XX/2026	Resolved-After further review- VOM reflects Brw has been 30 days overdue 7 times in the last 12 months. No indication on VOM that Brw incurred a 60, 90 or 120 day late. Loan was locked as 0X60X12, therefore the multiple 30-day lates have been considered and accounted for in the pricing of the loan. - Due Diligence Vendor-06/25/2026	Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 640 Borrower has 721 Required is 640 Borrower has 721 Qualifying DTI below maximum allowed - Max DTI is 50 Borrower has 43.94 Required is 50 Borrower has 43.94			QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XX	NJ	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	9741288
169	XX	XX	C	A	C	A	C	A	A	A	Closed	finding-3635	2026-06-12 08:44	2026-06-16 11:54	Resolved	1 - Information	C	A	Compliance	TRID	Charges That In Total Cannot Increase More Than 10% Test	Resolved-Received PCCD 06/XX/2026 moving fees to section C. Finding Resolved. - Due Diligence Vendor-06/XX/2026

Ready for Review-Document Uploaded. Fee moved to the correct block. See attached - Seller-06/XX/2026

																							Open-This loan failed the charges that in total cannot increase more than 10% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($4,657.00) exceed the comparable charges ($4,232.00) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). -----Ten (10%) tolerance fees (Abstract / Title Search Fee, Courier / Messenger Fee, Settlement or Closing Fee, Title Endorsement Fee) increased by $425.00 without a valid COC in file. Provide a valid and timely COC for increase OR evidence of refund to borrower or principal reduction in the amount of $1.80, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Remediation options (1) within 60 days of consummation expires 08/XX/2026 (2) within 60 days of discovery expires 08/XX/2026 remains EV2B under TILA 130(b) (3) After 60 days of discovery, no cure, Statute of Limitations - 3 Years; Expiration Date: 06/XX/2029 remains EV3C - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. Fee moved to the correct block. See attached - Seller-06/XX/2026	Resolved-Received PCCD 06/15/2026 moving fees to section C. Finding Resolved. - Due Diligence Vendor-06/16/2026	Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 640 Borrower has 721 Required is 640 Borrower has 721 Qualifying DTI below maximum allowed - Max DTI is 50 Borrower has 43.94 Required is 50 Borrower has 43.94		XX	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XX	NJ	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	9714112
169	XX	XX	C	A	C	A	C	A	A	A	Closed	finding-3352	2026-06-12 08:44	2026-06-16 11:54	Resolved	1 - Information	C	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved-Loan contains full appraisal and escrows, meeting HPML compliance. - Due Diligence Vendor-06/15/2026

																							Open-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. - Due Diligence Vendor-06/12/2026		Resolved-Loan contains full appraisal and escrows, meeting HPML compliance. - Due Diligence Vendor-06/15/2026	Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 640 Borrower has 721 Required is 640 Borrower has 721 Qualifying DTI below maximum allowed - Max DTI is 50 Borrower has 43.94 Required is 50 Borrower has 43.94			QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XX	NJ	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	9714113
169	XX	XX	C	A	C	A	C	A	A	A	Closed	finding-3540	2026-06-12 09:49	2026-06-16 11:54	Resolved	1 - Information	C	A	Compliance	TRID	Revised Closing Disclosure Delivery Date Test (No Waiting Period Required) Test	Resolved-Received document tracking. Finding Resolved. - Due Diligence Vendor-06/XX/2026

Ready for Review-Document Uploaded. See attached  - Seller-06/XX/2026

Open-This loan failed the revised closing disclosure delivery date test (no waiting period required). ( 12 CFR §1026.19(f)(2)(i) )The revised closing disclosure delivery does not require a new waiting period and:The revised closing disclosure delivery date is provided and the revised closing disclosure method of delivery is marked as either"USPS First Class Mail" or "Electronic Delivery" or blank, and the revised closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the revised closing disclosure delivery date is after the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised closing disclosure receipt date is provided and the revised closing disclosure receipt date is after the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.Changes before consummation not requiring a new waiting period. Except as provided in §1026.19(f)(2)(ii), if the disclosures provided under §1026.19(f)(1)(i) become inaccurate before consummation, the creditor shall provide corrected disclosures reflecting any changed terms to the consumer so that the consumer receives the corrected disclosures at or before consummation. Notwithstanding the requirement to provide corrected disclosures at or before consummation, the creditor shall permit the consumer to inspect the disclosures provided under this paragraph, completed to set forth those items that are known to the creditor at the time of inspection, during the business day immediately preceding consummation, but the creditor may omit from inspection items related only to the seller's transaction. -----CD 06/XX/2026 is not signed and there is no evidence of when it was provided to borrower.  Statute of Limitations 3 years- Expiration date is 06/XX/2029.
																							- Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. See attached - Seller-06/XX/2026	Resolved-Received document tracking. Finding Resolved. - Due Diligence Vendor-06/16/2026	Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 640 Borrower has 721 Required is 640 Borrower has 721 Qualifying DTI below maximum allowed - Max DTI is 50 Borrower has 43.94 Required is 50 Borrower has 43.94		XX	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XX	NJ	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	9715376
182	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XX	NY	Investment	Refinance	Cash Out - Other
249	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XX	AZ	Investment	Refinance	No Cash Out - Borrower Initiated
170	XX	XX	C	B	C	B	A	A	A	A	Closed	FCRE0104	2026-06-15 10:38	2026-06-18 14:01	Waived	2 - Non-Material	C	B	Credit	Eligibility	Prepayment Penalty is not allowed	Waived-Waiver applied to non-material finding. Loan closed in entity name. - Due Diligence Vendor-06/XX/2026
Ready for Review-Document Uploaded. See the note attached which reflects the owner of the Note is XX with XX as a member of the LLC. Plus, attached a copy of the operating agreement for XX to support the borrower is a member with 100% ownership.   - Seller-06/XX/2026
Open-Per NJ Department of Banking & Insurance N.J.S.A 46:10B-2 a
prepayment penalty may only be applied to corporations, C-Corp and S-Corp specifically. Under NJ Law a prepayment penalty is not permitted to be charged to an Individual. - Due Diligence Vendor-06/XX/2026
																							Open-Prepayment Penalty is not allowed. Per NJ Department of Banking & Insurance N.J.S.A 46:10B-2 a prepayment penalty may only be applied to corporations, C-Corp and S-Corp specifically. Under NJ Law a prepayment penalty is not permitted to be charged to an Individual. - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. See the note attached which reflects the owner of the Note isXX with XX as a member of the LLC. Plus, attached a copy of the operating agreement for XX to support the borrower is a member with 100% ownership. - Seller-06/XX/2026	Waived-Waiver applied to non-material finding. Loan closed in entity name. - Due Diligence Vendor-06/18/2026	Months Reserves exceed minimum required - 8 months reserves; 6 months reserves required. Qualifying FICO score is at least 20 points above minimum for program - Minimum required FICO is 660; Borrower has 740 Required is 660 Borrower has 740		XX	ATR/QM: Exempt	ATR/QM: Exempt	XX	NJ	Investment	Purchase	NA	Investor Post-Close	No	9745266
203	XX		XX	D	A	D	A	A	A	A	A	Closed	FCRE0177	2026-06-12 11:43	2026-06-19 14:50	Resolved	1 - Information	D	A	Credit	Eligibility	Missing Third Party Market Rent Source	Resolved-Received complete appraisal report inclusive of 1007 reflecting market rent $1200/mo - Due Diligence Vendor-06/XX/2026 Ready for Review-Document Uploaded. Please see Appraisal PAGE 33 for 1007 - Seller-06/XX/2026 Open-Missing Third Party Market Rent Source Missing lease and 1007 for subject property. - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. Please see Appraisal PAGE 33 for 1007 - Seller-06/XX/2026	Resolved-Received complete appraisal report inclusive of 1007 reflecting market rent $1200/mo - Due Diligence Vendor-06/18/2026	Months Reserves exceed minimum required - Verified assets of 81.59 months exceeds the minimum required of 0 months. On time mortgage history exceeds guideline requirement - Credit report reflects on time mortgage history for last 45 months		XX	ATR/QM: Exempt	ATR/QM: Exempt	XX	NC	Investment	Refinance	Cash Out - Other	N/A	N/A	9719062
206	XX	XX	C	B	A	A	A	A	C	B	Closed	FPRO0011	2026-06-12 15:37	2026-06-22 14:19	Resolved	1 - Information	C	A	Property	Property	FEMA disaster declared INDIVIDUAL	Resolved-Upon further review, Appraisal was completed on 4/9 after the disaster declaration date of 4/7. Disaster was Dec 2025 - Due Diligence Vendor-06/22/2026
Ready for Review-Loan is a MultiPack of Units in same Project with all same finding has been cleared due to Property is new C2 condition.  Lender notes the Last Disaster period was 12/5/2025 - 12/19/2025, the appraisal report dated 4.16.2026 is dated after said event had passed and does not require to have a 1004D since the Property shows no need for repairs, no physical deficiencies nor adverse conditions, condition is C2 and is made AS-IS. Appraisal report has sufficient comments reported and condition of subject meets requirements. Please have this expedited to be cleared as soon as possible - Seller-06/18/2026
Counter-Received rebuttal appraisal completed 4/9.  Review is unable to locate appraisers comments confirming no impact from recent FEMA declaration.  Please have appraiser provide commentary confirming no damage or impact.   - Due Diligence Vendor-06/16/2026
Ready for Review-Lender notes the Last Disaster period was 12/XX/2025 - 12/XX/2025, the appraisal report dated 4.XX.2026 is dated after said event had passed and does not require to have a 1004D since the Property shows no need for repairs, no physical deficiencies nor adverse conditions, condition is C2 and is made AS-IS. Appraisal report has sufficient comments reported and condition of subject meets requirements. Please have this expedited to be cleared as soon as possible - Seller-06/15/2026
Open-XX), Incident Period: DecemberXX, 2025 - December XX, 2025Major Disaster Declaration declared on April XX, 2026, INDIVIDUAL & PUBLIC ASSISTANCE. Post Disaster inspection Required. - Due Diligence Vendor-06/12/2026	Ready for Review-Loan is a MultiPack of Units in same Project with all same finding has been cleared due to Property is new C2 condition. Lender notes the Last Disaster period was 12/XX2025 - 12/XX/2025, the appraisal report dated 4.XX.2026 is dated after said event had passed and does not require to have a 1004D since the Property shows no need for repairs, no physical deficiencies nor adverse conditions, condition is C2 and is made AS-IS. Appraisal report has sufficient comments reported and condition of subject meets requirements. Please have this expedited to be cleared as soon as possible - Seller-06/XX/2026
 Ready for Review-Lender notes the Last Disaster period was 12/XX/2025 - 12/XX/2025, the appraisal report dated 4.XX.2026 is dated after said event had passed and does not require to have a 1004D since the Property shows no need for repairs, no physical deficiencies nor adverse conditions, condition is C2 and is made AS-IS. Appraisal report has sufficient comments reported and condition of subject meets requirements. Please have this expedited to be cleared as soon as possible - Seller-06/XX/2026
																									Resolved-Upon further review, Appraisal was completed on 4/9 after the disaster declaration date of 4/7. Disaster was Dec 2025 - Due Diligence Vendor-06/22/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 802 LTV is less than guideline maximum - Required is 80 Borrower has 70			ATR/QM: Exempt	ATR/QM: Exempt	XX	WA	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	9726677
206	XX		XX	C	B	A	A	A	A	C	B	Closed	FPRO0012	2026-06-12 15:37	2026-06-12 16:34	Waived	2 - Non-Material	B	B	Property	Property	FEMA disaster declared PUBLIC ONLY	Waived-Waiver applied - Due Diligence Vendor-06/12/2026 Open-Washington Severe Storms, Straight-line Winds, Flooding, Landslides, and Mudslides (DR-4906-WA), Incident Period: December 5, 2025 - December 19, 2025Major Disaster Declaration declared on April 7, 2026, INDIVIDUAL & PUBLIC ASSISTANCE, Appraisals completed after a disaster: The appraiser must comment on the adverse event and certify no change in valuation. - Due Diligence Vendor-06/12/2026		Waived-Waiver applied - Due Diligence Vendor-06/12/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 802 LTV is less than guideline maximum - Required is 80 Borrower has 70			ATR/QM: Exempt	ATR/QM: Exempt	XX	WA	Investment	Refinance	No Cash Out - Borrower Initiated	Originator Post-Close	No	9726675
166	XX	XX	C	A	C	A	A	A	A	A	Closed	FCRE1193	2026-06-15 14:13	2026-07-07 13:29	Resolved	1 - Information	C	A	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Resolved-After further review- Primary residence is a Hotel and it is a Business/ Commercial Loan that the borrower has personally guaranteed that is secured against the property. Per the Business Bank Statements, the business pays this mortgage, not the borrower. As this is a commercial property/hotel in the Business' name- not hitting Brw for taxes or insurance. Primary housing payment = $0. DTI now in line. - Due Diligence Vendor-07/07/2026

																							Open-Audited DTI of 51.86% exceeds Guideline DTI of 50% Missing the final 1008 with the final figures. Currently the DTI exceeds 50%. Due to including taxes for the primary residence, even though the primary is commercial (modification reflects borrower is a guarantor)Additional findings may apply. - Due Diligence Vendor-06/15/2026		Resolved-After further review- Primary residence is a Hotel and it is a Business/ Commercial Loan that the borrower has personally guaranteed that is secured against the property. Per the Business Bank Statements, the business pays this mortgage, not the borrower. As this is a commercial property/hotel in the Business' name- not hitting Brw for taxes or insurance. Primary housing payment = $0. DTI now in line. - Due Diligence Vendor-07/07/2026	Long term residence - Borrower has resided at current residence over 2 +years. Months Reserves exceed minimum required - Minimum reserves required 3 months. Borrower has 20.58 months in reserves.			ATR/QM: Exempt	ATR/QM: Exempt	XX	TX	Investment	Refinance	Cash Out - Other	N/A	N/A	9751225
166	XX	XX	C	A	C	A	A	A	A	A	Closed	FCRE1440	2026-06-15 14:17	2026-07-07 13:25	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received property report reflecting borrower primary owner is the business. - Due Diligence Vendor-06/XX/2026
Ready for Review-Document Uploaded. Please see the attached property profile with Lien History that shows "XX" as the owner of and Note Holder of the borrower's primary residence (the Hotel which is his business).
Borrower lives in the Hotel that he owns, and earns income from.  If the Hotel is Commercial, and is owned under the name of the business, then we should not need to hit the borrower for the property taxes and insurance amount as that is the Hotel's/Business' obligation.  Not the individual borrowers.  The VOMs in file showing acceptable payment history should be sufficient alone. - Seller-06/XX/2026
Open-Housing History Does Not Meet Guideline Requirements Missing the Hazard Insurance for property 3e (Primary Home) and missing proof that the December 2025 housing payment for property 3e was made by the business. Upon receipt additional information maybe required. - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. Please see the attached property profile with Lien History that shows "XX" as the owner of and Note Holder of the borrower's primary residence (the Hotel which is his business).
Borrower lives in the Hotel that he owns, and earns income from.  If the Hotel is Commercial, and is owned under the name of the business, then we should not need to hit the borrower for the property taxes and insurance amount as that is the Hotel's/Business' obligation.  Not the individual borrowers.  The VOMs in file showing acceptable payment history should be sufficient alone. - Seller-06/XX/2026
																									Resolved-Received property report reflecting borrower primary owner is the business. - Due Diligence Vendor-06/24/2026	Long term residence - Borrower has resided at current residence over 2 +years. Months Reserves exceed minimum required - Minimum reserves required 3 months. Borrower has 20.58 months in reserves.		XX	ATR/QM: Exempt	ATR/QM: Exempt	XX	TX	Investment	Refinance	Cash Out - Other	N/A	N/A	9751311
166	XX	XX	C	A	C	A	A	A	A	A	Closed	FCRE2244	2026-06-15 13:07	2026-07-07 12:55	Resolved	1 - Information	C	A	Credit	Eligibility	Property Does Not Meet Guidelines (credit)	Resolved-After further review- although the landscaping around the Jacuzzi appears to be unfinished- the exterior landscaping does not have to be fully complete in order for the property to be considered complete and “as is.” The Pool has been cleaned, filled and the appraiser has completed the 1004D advising that the improvements have been completed in accordance with the requirements and conditions stated in the original appraisal report and confirms the property has been completed in a Professional Manner. No health or safety issues noted. - Due Diligence Vendor-07/07/2026

																							Open-Property Issues are identified for the property Provided a 1004D reinspection with clarification the concrete near the spa area would is completed is not a health & safety issue (See photo in the 1004D). Upon receipt additional information maybe required. - Due Diligence Vendor-06/15/2026		Resolved-After further review- although the landscaping around the Jacuzzi appears to be unfinished- the exterior landscaping does not have to be fully complete in order for the property to be considered complete and “as is.” The Pool has been cleaned, filled and the appraiser has completed the 1004D advising that the improvements have been completed in accordance with the requirements and conditions stated in the original appraisal report and confirms the property has been completed in a Professional Manner. No health or safety issues noted. - Due Diligence Vendor-07/07/2026	Long term residence - Borrower has resided at current residence over 2 +years. Months Reserves exceed minimum required - Minimum reserves required 3 months. Borrower has 20.58 months in reserves.			ATR/QM: Exempt	ATR/QM: Exempt	XX	TX	Investment	Refinance	Cash Out - Other	N/A	N/A	9749826
166	XX		XX	C	A	C	A	A	A	A	A	Closed	FCRE1206	2026-06-15 13:39	2026-06-17 15:24	Resolved	1 - Information	C	A	Credit	Eligibility	All Interested Parties Not Checked with Exclusionary Lists	Resolved-Received updated Fraud Report and Sam.gov all clear - Due Diligence Vendor-06/XX/2026 Ready for Review-Document Uploaded. Please see attached - Seller-06/XX/2026 Open-All Interested Parties Not Checked with Exclusionary Lists Missing documentation to clear the GSA_EPLS Fail. Upon receipt additional information maybe required. - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. Please see attached - Seller-06/XX/2026	Resolved-Received updated Fraud Report and Sam.gov all clear - Due Diligence Vendor-06/17/2026	Long term residence - Borrower has resided at current residence over 2 +years. Months Reserves exceed minimum required - Minimum reserves required 3 months. Borrower has 20.58 months in reserves.		XX	ATR/QM: Exempt	ATR/QM: Exempt	XX	TX	Investment	Refinance	Cash Out - Other	N/A	N/A	9750475
236	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XX	CA	Investment	Refinance	No Cash Out - Borrower Initiated
156	XX	XX	C	A	C	A	A	A	A	A	Closed	FCRE1254	2026-06-15 11:59	2026-07-29 09:15	Resolved	1 - Information	C	A	Credit	Title	Property Title Issue	Resolved-Received verification TC item #7 CRFN XX -partial release deed dated 01/XX/2026 pages 65,67 - Due Diligence Vendor-07/XX/2026
Ready for Review-Document Uploaded. The reason it is a partial release is because the loan was part of a cross collateralized loan: the subject and non-subject xx. Please see attached letter from xx. - Seller-07/XX/2026
Counter-Partial Release Deed provided, however it does not support the lien on title was paid or completely removed from Title.  Finding remains. - Due Diligence Vendor-07/XX/2026
Ready for Review-Document Uploaded. Please see attached satisfaction of 2nd lien.  - Seller-07/XX/2026
																							Open-Property Title Issue 2nd lien showing on title. Verify if this lien was removed or if there is a subordination. Additional conditions may apply. - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. The reason it is a partial release is because the loan was part of a cross collateralized loan: the subject and non-subject xx. Please see attached letter from XX. - Seller-07/XX/2026 Ready for Review-Document Uploaded. Please see attached satisfaction of 2nd lien. - Seller-07/XX/2026	Resolved-Received verification TC item #7 CRFN xx -partial release deed dated 01/06/2026 pages 65,67 - Due Diligence Vendor-07/29/2026	LTV is less than guideline maximum - Required is 80 Borrower has 75 Months Reserves exceed minimum required - 38.83 months of reserves exceeds the 12 months minimum required. Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 750		XX	ATR/QM: Exempt	ATR/QM: Exempt	XX	TN	Investment	Refinance	Cash Out - Other	N/A	N/A	9748496
140	XX		XX	D	A	D	A	A	A	A	A	Closed	FCRE1158	2026-06-15 12:16	2026-06-24 12:24	Resolved	1 - Information	D	A	Credit	Missing Doc	Hazard Insurance Policy is Partial	Resolved-Policy provided with policy number. - Due Diligence Vendor-06/XX/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-06/XX/2026 Open-Hazard Insurance Policy (Or HO-6 Insurance Policy if Subject Property is a Condo) is only Partially Provided Missing policy number. - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-06/XX/2026	Resolved-Policy provided with policy number. - Due Diligence Vendor-06/24/2026	On time mortgage history exceeds guideline requirement - 0x30x56 on credit Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 772		XX	ATR/QM: Exempt	ATR/QM: Exempt	XX	FL	Investment	Purchase	NA	N/A	N/A	9748833
212	XX	XX	D	A	D	A	A	A	A	A	Closed	FCRE0197	2026-06-15 14:51	2026-06-23 10:04	Resolved	1 - Information	C	A	Credit	Eligibility	The Final SELLER CD/HUD is missing	Resolved-Received Seller CD. - Due Diligence Vendor-06/XX/2026

Ready for Review-In the previous response a certified copy of the final Seller Closing Disclosure, obtained from the settlement agent, has been provided. The document reflects the seller's final transaction details which includes the seller side charges, credits and lien payoffs.  - Seller-06/XX/2026

Counter-Please provide fully executed Sellers CD, CD provides is not signed - Due Diligence Vendor-06/XX/2026

Ready for Review-Document Uploaded. uploaded a copy of the certified seller closing disclosure and master statement.  - Seller-06/XX/2026

																							Open-The Final SELLER CD/HUD is missing. The Final SELLER CD/HUD is missing - Due Diligence Vendor-06/XX/2026	Ready for Review-In the previous response a certified copy of the final Seller Closing Disclosure, obtained from the settlement agent, has been provided. The document reflects the seller's final transaction details which includes the seller side charges, credits and lien payoffs. - Seller-06/XX/2026 Ready for Review-Document Uploaded. uploaded a copy of the certified seller closing disclosure and master statement. - Seller-06/XX/2026	Resolved-Received Seller CD. - Due Diligence Vendor-06/23/2026	LTV is less than guideline maximum - Required is 80 Borrower has 40.54 Qualifying DTI below maximum allowed - Required is 50 Borrower has 23.63 Qualifying FICO score is at least 20 points above minimum for program - Required is 740 Borrower has 767		XX	ATR/QM: Exempt	ATR/QM: Exempt	XX	CA	Investment	Purchase	NA	N/A	N/A	9752134
212	XX		XX	D	A	D	A	A	A	A	A	Closed	FCRE1145	2026-06-15 13:30	2026-06-23 10:01	Resolved	1 - Information	D	A	Credit	Missing Doc	Title Document Missing	Resolved-Received Prelim and supplement with sufficient coverage. - Due Diligence Vendor-06/XX/2026 Ready for Review-Document Uploaded. The CPL and the proposed insured attached has sufficient coverage. - Seller-06/XX/2026 Counter-Received Title Commitment however it is missing sufficient Coverage. Finding remains, other conditions may apply - Due Diligence Vendor-06/XX/2026 Ready for Review-Document Uploaded. The prelim, title supplements and the proposed insured has been uploaded - Seller-06/XX/2026 Open-Title Document is missing Title Document Missing - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. The CPL and the proposed insured attached has sufficient coverage. - Seller-06/XX/2026 Ready for Review-Document Uploaded. The prelim, title supplements and the proposed insured has been uploaded - Seller-06/XX/2026	Resolved-Received Prelim and supplement with sufficient coverage. - Due Diligence Vendor-06/23/2026	LTV is less than guideline maximum - Required is 80 Borrower has 40.54 Qualifying DTI below maximum allowed - Required is 50 Borrower has 23.63 Qualifying FICO score is at least 20 points above minimum for program - Required is 740 Borrower has 767		XX	ATR/QM: Exempt	ATR/QM: Exempt	XX	CA	Investment	Purchase	NA	N/A	N/A	9750286
212	XX		XX	D	A	D	A	A	A	A	A	Closed	FCRE0082	2026-06-15 13:30	2026-06-23 10:01	Resolved	1 - Information	C	A	Credit	Title	Vested Owner Signature Requirement Not met	Resolved-Affidavit provided for change in trustee - Due Diligence Vendor-06/XX/2026 Ready for Review-Document Uploaded. attached is a copy of the affidavit change of trustee from XX Family Trust to XX. - Seller-06/XX/2026 Open-Vested Owner Signature Requirement Not met. Vested Owner Signature Requirement Not met - Title missing - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. attached is a copy of the affidavit change of trustee from XX Family Trust to XX. - Seller-06/XX/2026	Resolved-Affidavit provided for change in trustee - Due Diligence Vendor-06/17/2026	LTV is less than guideline maximum - Required is 80 Borrower has 40.54 Qualifying DTI below maximum allowed - Required is 50 Borrower has 23.63 Qualifying FICO score is at least 20 points above minimum for program - Required is 740 Borrower has 767		XX	ATR/QM: Exempt	ATR/QM: Exempt	XX	CA	Investment	Purchase	NA	N/A	N/A	9750287
212	XX		XX	D	A	D	A	A	A	A	A	Closed	FCRE1326	2026-06-15 14:25	2026-06-17 15:06	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 YTD Profit & Loss Missing	Resolved-Received Borrower 1 YTD Profit & Loss Provided - Due Diligence Vendor-06/XX/2026 Ready for Review-Document Uploaded. The 1-year P&L dated 05/25 thru 04/3026 has been uploaded supporting monthly income of $58,202.73 - Seller-06/XX/2026 Open-Borrower 1 YTD Profit & Loss Missing - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. The 1-year P&L dated 05/25 thru 04/3026 has been uploaded supporting monthly income of $58,202.73 - Seller-06/XX/2026	Resolved-Received Borrower 1 YTD Profit & Loss Provided - Due Diligence Vendor-06/17/2026	LTV is less than guideline maximum - Required is 80 Borrower has 40.54 Qualifying DTI below maximum allowed - Required is 50 Borrower has 23.63 Qualifying FICO score is at least 20 points above minimum for program - Required is 740 Borrower has 767		XX	ATR/QM: Exempt	ATR/QM: Exempt	XX	CA	Investment	Purchase	NA	N/A	N/A	9751515
212	XX		XX	D	A	D	A	A	A	A	A	Closed	FCRE1325	2026-06-15 14:25	2026-06-17 15:05	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 CPA Letter Missing	Resolved-Received Borrower 1 CPA Letter Provided - Due Diligence Vendor-06/XX/2026 Ready for Review-Document Uploaded. The signed/dated CPA letter uploaded confirming the borrower has been in existence for 3+ years - Seller-06/XX/2026 Open-Borrower 1 CPA Letter Missing Provide CPA letter verifying a minimum of 2 years S/E - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. The signed/dated CPA letter uploaded confirming the borrower has been in existence for 3+ years - Seller-06/XX/2026	Resolved-Received Borrower 1 CPA Letter Provided - Due Diligence Vendor-06/17/2026	LTV is less than guideline maximum - Required is 80 Borrower has 40.54 Qualifying DTI below maximum allowed - Required is 50 Borrower has 23.63 Qualifying FICO score is at least 20 points above minimum for program - Required is 740 Borrower has 767		XX	ATR/QM: Exempt	ATR/QM: Exempt	XX	CA	Investment	Purchase	NA	N/A	N/A	9751514
212	XX	XX	D	A	D	A	A	A	A	A	Closed	FCRE1316	2026-06-15 14:25	2026-06-17 15:05	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Resolved-Received CPA letter and License. Borrower 1 3rd Party VOE Prior to Close Was Provided - Due Diligence Vendor-06/XX/2026

Ready for Review-Document Uploaded. The loan file contains a CPA letter confirming the existence of the borrower's business.  GL 6.3 only requires a CPA letter to confirm the business existence. The CPA letter upload with confirmation of the CPA CTEC certificate.  - Seller-06/XX/2026

																							Open-Borrower 1 3rd Party VOE Prior to Close Missing The underwriter must verify the current existence of the borrower’s business within 60 days of the Note date - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. The loan file contains a CPA letter confirming the existence of the borrower's business. GL 6.3 only requires a CPA letter to confirm the business existence. The CPA letter upload with confirmation of the CPA CTEC certificate. - Seller-06/XX/2026	Resolved-Received CPA letter and License. Borrower 1 3rd Party VOE Prior to Close Was Provided - Due Diligence Vendor-06/17/2026	LTV is less than guideline maximum - Required is 80 Borrower has 40.54 Qualifying DTI below maximum allowed - Required is 50 Borrower has 23.63 Qualifying FICO score is at least 20 points above minimum for program - Required is 740 Borrower has 767		XX	ATR/QM: Exempt	ATR/QM: Exempt	XX	CA	Investment	Purchase	NA	N/A	N/A	9751513
212	XX		XX	D	A	D	A	A	A	A	A	Closed	FCRE0108	2026-06-15 13:52	2026-06-17 14:45	Resolved	1 - Information	C	A	Credit	Insurance	XX Coverage not met	Resolved-Upon further review, XX coverage not required if under 20 units. - Due Diligence Vendor-06/XX/2026 Ready for Review-Document Uploaded. The subject condo project only has a total of 5 units per the appraisal report and the limited condo questionnaire. Therefore, FNMA will waive the requirement of XX coverage with condo units of 20 or less. - Seller-06/XX/2026 Open-XX Coverage not met. XX Coverage not met - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. The subject condo project only has a total of 5 units per the appraisal report and the limited condo questionnaire. Therefore, FNMA will waive the requirement of XX coverage with condo units of 20 or less. - Seller-06/XX/2026	Resolved-Upon further review, XX coverage not required if under 20 units. - Due Diligence Vendor-06/17/2026	LTV is less than guideline maximum - Required is 80 Borrower has 40.54 Qualifying DTI below maximum allowed - Required is 50 Borrower has 23.63 Qualifying FICO score is at least 20 points above minimum for program - Required is 740 Borrower has 767		XX	ATR/QM: Exempt	ATR/QM: Exempt	XX	CA	Investment	Purchase	NA	N/A	N/A	9750764
230	XX	XX	D	A	D	A	C	A	A	A	Closed	FCRE1206	2026-06-15 22:21	2026-06-25 16:32	Resolved	1 - Information	C	A	Credit	Eligibility	All Interested Parties Not Checked with Exclusionary Lists	Resolved-Received updated fraud report reflecting all interested parties. - Due Diligence Vendor-06/XX/2026
Ready for Review-Document Uploaded. Corrected Settlement agent, xx initially not noted correctly.  also, you're not spelling XX name correctly, should be "XX". Please see attached showing corrected settlement agent as "XX" - Seller-06/XX/2026
Counter-Received updated fraud report, however still missing Settlement company XX and XX  per previous finding. - Due Diligence Vendor-06/XX/2026
Ready for Review-Document Uploaded. Please see attached  - Seller-06/XX/2026
Counter-Received Drive/Fraud report last scored  1000 pass however does not reflect mortgage broker xx, Settlement company XX and XX please add, rescore (clear any findings) and resubmit for review.  - Due Diligence Vendor-06/XX/2026
Ready for Review-Document Uploaded. Please see attached  - Seller-06/XX/2026
																							Open-All Interested Parties Not Checked with Exclusionary Lists Real estate agents, settlement company/agents, appraiser and appraisal company were not screened against applicable watchlists as required per guides (section 11.3). - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. Corrected Settlement agent, xx initially not noted correctly. also, you're not spelling XX name correctly, should be "XX". Please see attached showing corrected settlement agent as "XX" - Seller-06/XX/2026 Ready for Review-Document Uploaded. Please see attached - Seller-06/XX/2026 Ready for Review-Document Uploaded. Please see attached - Seller-06/XX/2026	Resolved-Received updated fraud report reflecting all interested parties. - Due Diligence Vendor-06/25/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 779 Qualifying DTI below maximum allowed - Required is 50 Borrower has 43.89		XX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XX	AZ	Primary Residence	Purchase	NA	N/A	N/A	9757578
230	XX	XX	D	A	D	A	C	A	A	A	Closed	FCRE1326	2026-06-15 22:12	2026-06-18 15:15	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 YTD Profit & Loss Missing	Resolved-Received PTIN letter indicating expense factor. PTIN verification in file - Due Diligence Vendor-06/XX/2026

Ready for Review-Document Uploaded. Please see attached correct CPA letter with the 10% expense factor - Seller-06/XX/2026

																							Open-Borrower 1 YTD Profit & Loss Missing Qualifying income is determined using one of the following: A fixed expense ratio provided by a CPA, IRS Enrolled Agent (EA), CTEC-registered tax preparer, PTIN holder, or Tax Attorney, with a minimum expense factor of 10%. Ratios below 50% require a third-party Business Expense Letter or P&L Statement. The tax preparer letter in file did not provide a business expense. - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. Please see attached correct CPA letter with the 10% expense factor - Seller-06/XX/2026	Resolved-Received PTIN letter indicating expense factor. PTIN verification in file - Due Diligence Vendor-06/18/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 779 Qualifying DTI below maximum allowed - Required is 50 Borrower has 43.89		XX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XX	AZ	Primary Residence	Purchase	NA	N/A	N/A	9757574
230	XX	XX	D	A	D	A	C	A	A	A	Closed	FCRE1115	2026-06-12 12:45	2026-06-18 15:04	Resolved	1 - Information	C	A	Credit	Closing	Security Instrument Date is greater than current date	Resolved-Upon further review, the notary date is the same as the signature date of the borrowers. - Due Diligence Vendor-06/18/2026

Ready for Review-Not a valid finding, Lender notes “Notarization date is evidence—not authority—over the effective date.”, Although the Security instrument reflects a print date and borrowers’ signatures attested, witnessed and date stamped by the notary, these are parts of the process of legally binding the mortgage obligation, however it does not take effect until the disbursement of loan funds are issued (after lender review & wires funds to the closing agent), and not until after the recording of same mortgage is completed does the borrower take ownership of the obligation and property (such is the case on this purchase transaction).  Please have this expedited to be cleared as soon as possible - Seller-06/16/2026

Open-Security Instrument Date is greater than the transaction date of 06-08-2026 Security Instrument is dated 6/9/2026 and was notarized 6/8/2026 - Due Diligence Vendor-06/12/2026	Ready for Review-Not a valid finding, Lender notes “Notarization date is evidence—not authority—over the effective date.”, Although the Security instrument reflects a print date and borrowers’ signatures attested, witnessed and date stamped by the notary, these are parts of the process of legally binding the mortgage obligation, however it does not take effect until the disbursement of loan funds are issued (after lender review & wires funds to the closing agent), and not until after the recording of same mortgage is completed does the borrower take ownership of the obligation and property (such is the case on this purchase transaction). Please have this expedited to be cleared as soon as possible - Seller-06/XX/2026

																									Resolved-Upon further review, the notary date is the same as the signature date of the borrowers. - Due Diligence Vendor-06/18/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 779 Qualifying DTI below maximum allowed - Required is 50 Borrower has 43.89			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XX	AZ	Primary Residence	Purchase	NA	N/A	N/A	9722171
230	XX	XX	D	A	D	A	C	A	A	A	Closed	finding-3352	2026-06-12 13:36	2026-06-17 09:22	Resolved	1 - Information	C	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved-Loan contains full appraisal and escrows, meeting HPML compliance. - Due Diligence Vendor-06/16/2026

																							Open-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. - Due Diligence Vendor-06/12/2026		Resolved-Loan contains full appraisal and escrows, meeting HPML compliance. - Due Diligence Vendor-06/16/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 779 Qualifying DTI below maximum allowed - Required is 50 Borrower has 43.89			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XX	AZ	Primary Residence	Purchase	NA	N/A	N/A	9723773
199	XX		XX	C	A	C	A	A	A	A	A	Closed	FCRE8013	2026-06-26 06:28	2026-07-30 18:23	Resolved	1 - Information	C	A	Credit	Eligibility	Purchase Contract Issue	Resolved-Lender provided Purchase Contract Addendum with the Sales Price of $XX to match Final CD. - Due Diligence Vendor-07/XX/2026 Ready for Review-See attached Purchase Contract Addendum with the Sales Price of $XX- Seller-07/XX/2026 Open-Loan Purpose is Purchase but Purchase Contract is only Partially Provided. Missing the executed Contract Addendum changing the Sales Price to $XX, as reflected on the final CD. Upon receipt additional information maybe required. - Due Diligence Vendor-06/XX/2026	Ready for Review-See attached Purchase Contract Addendum with the Sales Price of $XX - Seller-07/XX/2026	Resolved-Lender provided Purchase Contract Addendum with the Sales Price of $XX to match Final CD. - Due Diligence Vendor-07/30/2026	Qualifying DTI below maximum allowed - Max DTI is 50 Borrower has 31.83 Required is 50 Borrower has 31.83 Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 660 Borrower has 700 Required is 660 Borrower has 700		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XX	DE	Primary Residence	Purchase	NA	N/A	N/A	9952370
210	XX		XX	D	A	D	A	A	A	A	A	Closed	FCRE0108	2026-06-15 16:13	2026-06-18 12:11	Resolved	1 - Information	C	A	Credit	Insurance	XX Coverage not met	Resolved-Condo Policy received, XX coverage is sufficient - Due Diligence Vendor-06/XX/2026 Ready for Review-Document Uploaded. The master insurance policy contains sufficient XX coverage - Seller-06/XX/2026 Open-XX Coverage not met. XX Coverage not met - mISSING - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. The master insurance policy contains sufficient XX coverage - Seller-06/XX/2026	Resolved-Condo Policy received, XX coverage is sufficient - Due Diligence Vendor-06/18/2026	Qualifying FICO score is at least 20 points above minimum for program - . Required is 680 Borrower has 783 LTV is less than guideline maximum - . Required is 85 Borrower has 70.97		XX	ATR/QM: Exempt	ATR/QM: Exempt	XX	FL	Investment	Purchase	NA	N/A	N/A	9754041
210	XX		XX	D	A	D	A	A	A	A	A	Closed	FCRE1173	2026-06-15 16:13	2026-06-18 12:11	Resolved	1 - Information	D	A	Credit	Missing Doc	Condo Master Insurance Policy is Missing	Resolved-Received Condo Master Insurance Policy is fully present - Due Diligence Vendor-06/XX/2026 Ready for Review-Document Uploaded. A copy of the master insurance policy has been uploaded - Seller-06/XX/2026 Open-Missing Condo Master Insurance Policy Condo Master Insurance Policy is Missing - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. A copy of the master insurance policy has been uploaded - Seller-06/XX/2026	Resolved-Received Condo Master Insurance Policy is fully present - Due Diligence Vendor-06/18/2026	Qualifying FICO score is at least 20 points above minimum for program - . Required is 680 Borrower has 783 LTV is less than guideline maximum - . Required is 85 Borrower has 70.97		XX	ATR/QM: Exempt	ATR/QM: Exempt	XX	FL	Investment	Purchase	NA	N/A	N/A	9754042
161	XX	XX	C	A	C	A	A	A	A	A	Closed	FCRE0115	2026-06-15 18:43	2026-06-23 13:29	Resolved	1 - Information	C	A	Credit	Eligibility	FEMA disaster declared within 120 days of Note (Credit)	Resolved-Received revised appraisal confirming no impact to subject property. - Due Diligence Vendor-06/XX/2026
Ready for Review-Document Uploaded. Please see attached appraisal containing a Disaster Cert. - Seller-06/XX/2026
Counter-Received duplicate copy of appraisal.  Missing appraiser commentary confirming no impact or damage.  Guidelines 8.9 require appraisals completed after a disaster require that the appraiser must comment on the adverse event and certify no change in valuation. - Due Diligence Vendor-06/XX/2026
Ready for Review-Document Uploaded. The FEMA disaster event in XX occurred during March 2026, while the subject appraisal was completed on May 1, 2026, after the disaster incident period had ended. The appraisal report does not identify any property damage, either in the appraiser's comments and summary sections or in the photographs. Based on the appraiser's inspection the property was observed and reported in its current condition with no evidence of disaster-related damage affecting its value or marketability. - Seller-06/XX/2026
Open-In regard to the FEMA Disaster XX ; XX Incident Period: March XX, 2026 - March XX, 2026, guidelines state that appraisals completed after a disaster require that the appraiser must comment on the adverse event and certify no change in valuation. Any pre-existing damage noted in the original report must be repaired and re-inspected prior to funding. The subject appraisal dated 05/XX/2026 did not reflect any comments about the Disaster, which the subject property is eligible for Individual Assistance. This requirement must be met to meet guidelines. - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. Please see attached appraisal containing a Disaster Cert. - Seller-06/XX/2026
 Ready for Review-Document Uploaded. The FEMA disaster event in XX occurred during March 2026, while the subject appraisal was completed on May 1, 2026, after the disaster incident period had ended. The appraisal report does not identify any property damage, either in the appraiser's comments and summary sections or in the photographs. Based on the appraiser's inspection the property was observed and reported in its current condition with no evidence of disaster-related damage affecting its value or marketability. - Seller-06/XX/2026
																									Resolved-Received revised appraisal confirming no impact to subject property. - Due Diligence Vendor-06/23/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 807 LTV is less than guideline maximum - Required is 75 Borrower has 70		XX	ATR/QM: Exempt	ATR/QM: Exempt	XX	HI	Investment	Purchase	NA	N/A	N/A	9755757
225	XX	XX	D	A	D	A	C	A	A	A	Closed	FCRE1440	2026-06-16 14:34	2026-07-06 13:47	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received verification via same lender refinance of primary/CD reflecting no lender being paid off. Property report reflected no liens. - Due Diligence Vendor-07/XX/2026
Ready for Review-Document Uploaded. attached is a copy of the final closing statement reflecting no lender was paid off with the refinance.  The borrower received the net proceeds from the refinance.  - Seller-07/XX/2026
Counter-Received new Note, HOI and re taxes for 3a.  Missing Final CD confirming prior owned free and clear.  Property profile received reflects conflicting data of Trustee Deed sale on 2/2026 - Due Diligence Vendor-06/XX/2026
Ready for Review-Document Uploaded. XX- prior to the borrower obtaining theXX Mtg #XX. The property was owned free and clear (see the property profile) - the newXX mtg funded on 06/XX/26 with a 1st payment due until 08/XX/26. (see the note) - tax certificate - HOI   - total PITIA $ $1,933.45  - Seller-06/XX/2026
																							Open-Housing History Does Not Meet Guideline Requirements Property 3A: Provide docs to verifyXX Mtg XX loan terms. - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. attached is a copy of the final closing statement reflecting no lender was paid off with the refinance. The borrower received the net proceeds from the refinance. - Seller-07/XX/2026 Ready for Review-Document Uploaded. XXr - prior to the borrower obtaining theXX Mtg #XX. The property was owned free and clear (see the property profile) - the newXX mtg funded on 06/XX/26 with a 1st payment due until 08/XX/26. (see the note) - tax certificate - HOI - total PITIA $ $1,933.45 - Seller-06/XX/2026	Resolved-Received verification via same lender refinance of primary/CD reflecting no lender being paid off. Property report reflected no liens. - Due Diligence Vendor-07/06/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 815 Qualifying DTI below maximum allowed - Required is 50.49 Borrower has 35.39		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XX	CA	Primary Residence	Purchase	NA	N/A	N/A	9773635
225	XX	XX	D	A	D	A	C	A	A	A	Closed	finding-3652	2026-06-15 13:01	2026-06-23 13:23	Resolved	1 - Information	C	A	Compliance	TRID	Lender Credits That Cannot Decrease Test	Resolved-Received PCCD 06/XX/2026. Finding Resolved. - Due Diligence Vendor-06/XX/2026

Ready for Review-Document Uploaded.  - Seller-06/XX/2026

Counter-Yes, can accept corrected PCCD. - Due Diligence Vendor-06/XX/2026

Ready for Review-Will you accept a PCCD with correct credit? - Seller-06/XX/2026

Counter-Received explanation for decrease in Lender Credit on PCCD.  Lender Fees cannot change after closing. Finding Remains. - Due Diligence Vendor-06/XX/2026

Ready for Review-Document Uploaded. The lender credit went from $15168 to $14860.80 due to a lock extension - see attached - Seller-06/XX/2026

Open-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($14,860.80) does not exceed or equal the comparable sum of specific and non-specific lender credits ($15,168.00). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). -----Lender credit decreased from $15,168.00 to $14,860.80 without a valid COC in file. Provide a COC for decrease OR evidence of refund to borrower or principal reduction in the amount of $307.20, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. There is a valid COC in the file, but the loan had already closed. Reduction in Lender credits must be directly related to fees and must offset closing cost equally. Remediation options (1) within 60 days of consummation expires 08/XX/2026 (2) within 60 days of discovery expires 06/XX/2026 remains EV2B under TILA 130(b) (3) After 60 days of discovery, no cure, Statute of Limitations - 3 Years; Expiration Date: 06/XX/2029 remains EV3C
																							- Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. - Seller-06/XX/2026 Ready for Review-Will you accept a PCCD with correct credit? - Seller-06/XX/2026 Ready for Review-Document Uploaded. The lender credit went from $15168 to $14860.80 due to a lock extension - see attached - Seller-06/XX/2026	Resolved-Received PCCD 06/23/2026. Finding Resolved. - Due Diligence Vendor-06/23/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 815 Qualifying DTI below maximum allowed - Required is 50.49 Borrower has 35.39		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XX	CA	Primary Residence	Purchase	NA	N/A	N/A	9749692
225	XX		XX	D	A	D	A	C	A	A	A	Closed	FCRE1506	2026-06-16 14:55	2026-06-22 10:38	Resolved	1 - Information	C	A	Credit	QM-ATR	Invalid Final QM Status - ATR/QM: Status Pending	Resolved-Received P&L and reo validation - Due Diligence Vendor-06/22/2026 Ready for Review-This is a non-qm loan that does not require to meet the ATR debt to income ratio for agency. In addition, the borrower's 2-year P&L has been uploaded. - Seller-06/18/2026 Open-The Final Reviewed QM Status is 'ATR/QM: Status Pending' on a non-Business Purpose loan. ATR/QM Pending: Incomplete housing docs, condition added. P&L missing - Due Diligence Vendor-06/16/2026	Ready for Review-This is a non-qm loan that does not require to meet the ATR debt to income ratio for agency. In addition, the borrower's 2-year P&L has been uploaded. - Seller-06/XX/2026	Resolved-Received P&L and reo validation - Due Diligence Vendor-06/22/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 815 Qualifying DTI below maximum allowed - Required is 50.49 Borrower has 35.39			QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XX	CA	Primary Residence	Purchase	NA	N/A	N/A	9774114
225	XX		XX	D	A	D	A	C	A	A	A	Closed	FCRE2393	2026-06-16 15:18	2026-06-22 10:37	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing an established escrow impound account for taxes and insurance.	Resolved-Received HOI for XXwithin another condition. - Due Diligence Vendor-06/XX/2026 Ready for Review-Document Uploaded. The XX policy and the California Fair Plan was uploaded to support that both premiums are being impounded. See the attached final closing disclosure. - Seller-06/XX/2026 Open-Property 3a: Provide docs to verify Home Owner's Insurance Premium and HOA if applicable. - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. The XX policy and the California Fair Plan was uploaded to support that both premiums are being impounded. See the attached final closing disclosure. - Seller-06/XX/2026	Resolved-Received HOI for XX within another condition. - Due Diligence Vendor-06/22/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 815 Qualifying DTI below maximum allowed - Required is 50.49 Borrower has 35.39		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XX	CA	Primary Residence	Purchase	NA	N/A	N/A	9774536
225	XX		XX	D	A	D	A	C	A	A	A	Closed	FCRE1326	2026-06-16 14:19	2026-06-22 10:19	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 YTD Profit & Loss Missing	Resolved-Received P&L. - Due Diligence Vendor-06/XX/2026 Ready for Review-Document Uploaded. The borrower's 2-year Profit and Loss statement has been uploaded 05/XX/24 thru 04/XX/26 - Seller-06/XX/2026 Open-Borrower 1 YTD Profit & Loss Missing Borrower 1, 2 year Profit & Loss statement is missing - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. The borrower's 2-year Profit and Loss statement has been uploaded 05/XX/24 thru 04/XX/26 - Seller-06/XX/2026	Resolved-Received P&L. - Due Diligence Vendor-06/22/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 815 Qualifying DTI below maximum allowed - Required is 50.49 Borrower has 35.39		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XX	CA	Primary Residence	Purchase	NA	N/A	N/A	9773093
225	XX		XX	D	A	D	A	C	A	A	A	Closed	FCRE1206	2026-06-16 14:36	2026-06-22 10:09	Resolved	1 - Information	C	A	Credit	Eligibility	All Interested Parties Not Checked with Exclusionary Lists	Resolved-Received updated fraud report reflecting all interested parties. - Due Diligence Vendor-06/XX/2026 Ready for Review-Document Uploaded. The attached DV participants reflect all the corresponding participants: the selling agent as XX with XX as the real estate agent. - Buyer agent xx also from xx. - sellers XX also appear on the participant's section. - Seller-06/XX/2026 Open-All Interested Parties Not Checked with Exclusionary Lists Missing Seller, Seller Agent, Realtor, Real Estate Company from Loan Participant List search. - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. The attached DV participants reflect all the corresponding participants: the selling agent as XX with XXas the real estate agent. - Buyer agent XX also from XX. - sellers XX and XXs also appear on the participant's section. - Seller-06/XX/2026	Resolved-Received updated fraud report reflecting all interested parties. - Due Diligence Vendor-06/22/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 815 Qualifying DTI below maximum allowed - Required is 50.49 Borrower has 35.39		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XX	CA	Primary Residence	Purchase	NA	N/A	N/A	9773680
225	XX		XX	D	A	D	A	C	A	A	A	Closed	FCRE0196	2026-06-16 15:45	2026-06-22 10:06	Resolved	1 - Information	C	A	Credit	Eligibility	Payoff(s) on the CD/HUD are not reported on Title Report	Resolved-Received final seller closing statement reflecting mortgage paid. - Due Diligence Vendor-06/XX/2026 Ready for Review-Document Uploaded. The funding Seller CD has been uploaded and evidences that the existing mortgage lien was paid in full from the loan proceeds associated with the subject purchase transaction. - Seller-06/XX/2026 Open-Payoff(s) on the CD/HUD are not reported on Title Report. Provide seller CD - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. The funding Seller CD has been uploaded and evidences that the existing mortgage lien was paid in full from the loan proceeds associated with the subject purchase transaction. - Seller-06/XX/2026	Resolved-Received final seller closing statement reflecting mortgage paid. - Due Diligence Vendor-06/22/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 815 Qualifying DTI below maximum allowed - Required is 50.49 Borrower has 35.39		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XX	CA	Primary Residence	Purchase	NA	N/A	N/A	9775050
245	XX		XX	C	A	C	A	A	A	A	A	Closed	FCRE0206	2026-06-17 11:06	2026-06-22 11:06	Resolved	1 - Information	C	A	Credit	Eligibility	Loss payee issue on Hazard Insurance	Resolved-Received HOI policy with Mortgagee Clause. - Due Diligence Vendor-06/XX/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-06/XX/2026 Open-Loss payee issue on Hazard Insurance. Provide HOI reflecting lender name. A loss payable endorsement is required on all transactions - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-06/XX/2026	Resolved-Received HOI policy with Mortgagee Clause. - Due Diligence Vendor-06/22/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 749 Months Reserves exceed minimum required - The Borrower has 43.89 months in reserves; guideline minimum is 3 months.		XX	ATR/QM: Exempt	ATR/QM: Exempt	XX	TN	Investment	Refinance	Cash Out - Other	N/A	N/A	9791590
137	XX		XX	C	A	C	A	A	A	A	A	Closed	FCRE1440	2026-06-17 06:48	2026-06-22 10:00	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received VOR dated within 45 days of application date - Due Diligence Vendor-06/XX/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-06/XX/2026 Open-Housing History Does Not Meet Guideline Requirements Missing Verification of Rent for the borrower verifying the most recent 12 months timely payment history. Upon receipt additional information maybe required. - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-06/XX/2026	Resolved-Received VOR dated within 45 days of application date - Due Diligence Vendor-06/22/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 23.45 Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 782		XX	ATR/QM: Exempt	ATR/QM: Exempt	XX	CA	Investment	Refinance	Cash Out - Other	N/A	N/A	9787089
145	XX	XX	D	A	D	A	A	A	A	A	Closed	FCRE1194	2026-06-16 18:04	2026-07-22 15:41	Resolved	1 - Information	C	A	Credit	Eligibility	Audited LTV Exceeds Guideline LTV	Resolved-Lease received $1900 + 65pet fee. Proof of payment of deposit +2 months rent. FICO 711 ~ DSCR cashout 80%. DSCR>1 no need to adjust 5% on LTV. Audited LTV of 80% is less than or equal to Guideline LTV of 80% - Due Diligence Vendor-07/XX/2026

Ready for Review-Document Uploaded. As acknowledged in the previous response, the lease agreement and proof of receipt of $1,900 in monthly rental income have been provided. Based on a subject PITIA of $1,875 and monthly rental income of $1,900, the property has a DSCR of 1.013.

Accordingly, the DSCR exceeds 1.00, and the 5% LTV reduction is not required. Please refer to the attached screenshot for supporting documentation. - Seller-07/XX/2026

Counter-Lease agreement and proof of receipt provided, however a 5% LTV reduction is still required as the DSCR is < 1. Finding remains. - Due Diligence Vendor-07/XX/2026

Ready for Review-Document Uploaded. The subject property's actual monthly rent is $1,900, as evidenced by the executed lease agreement included in the loan file. As previously noted, the DSCR refinance guidelines permit the use of the higher lease amount when the lease rent exceeds the Form 1007 market rent by more than 20%, provided that at least two months of rent receipts are documented.

Since the loan file contains documentation of more than two months of rent receipts, the actual lease rent of $1,900 per month is eligible for use in qualifying the loan in accordance with the DSCR guidelines. - Seller-07/XX/2026

Counter-Received xpl property rented for $1500 +proof of 2 months receipt in file, however unable to locate, please provide for review said lease as well as 2 months current proof of receipt  and obtain revised 1007 to reflect said lease. Additional conditions may apply  - Due Diligence Vendor-06/XX/2026

Ready for Review-Document Uploaded. We agree that the income used to qualify is overstated; however, we note that per guidelines, if the Lease Agreement is higher than Market rents; higher rents, up to 120% of market5 rents may be used with a copy of the Lease and 2 months proof of receipt.  Please note that both are in the file; therefore, we are able to use up to $1,500 in rent, which would put the DSCR at .8.  Can this finding please be reconsidered?  - Seller-06/XX/2026

Counter-Received DSCR calculation - $1,250 monthly rent and $1,812.18 PITIA (P&I - $1,438.18, Tax - $286.31 and insurance - $87.69) - Due Diligence Vendor-06/XX/2026

Ready for Review-Document Uploaded. The PITIA for the subject property is correct @ $1,875.00 which places the DSCR score at 1.048. Therefore, the LTV is within tolerance.  The special assessment is a onetime fee and not on going.  - Seller-06/XX/2026

Open-Audited LTV of 80% exceeds Guideline LTV of 75% 5% reduction applied to LTV since DSCR is below .75%. - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. As acknowledged in the previous response, the lease agreement and proof of receipt of $1,900 in monthly rental income have been provided. Based on a subject PITIA of $1,875 and monthly rental income of $1,900, the property has a DSCR of 1.013.

Accordingly, the DSCR exceeds 1.00, and the 5% LTV reduction is not required. Please refer to the attached screenshot for supporting documentation. - Seller-07/XX/2026

 Ready for Review-Document Uploaded. The subject property's actual monthly rent is $1,900, as evidenced by the executed lease agreement included in the loan file. As previously noted, the DSCR refinance guidelines permit the use of the higher lease amount when the lease rent exceeds the Form 1007 market rent by more than 20%, provided that at least two months of rent receipts are documented.

Since the loan file contains documentation of more than two months of rent receipts, the actual lease rent of $1,900 per month is eligible for use in qualifying the loan in accordance with the DSCR guidelines. - Seller-07/XX/2026

 Ready for Review-Document Uploaded. We agree that the income used to qualify is overstated; however, we note that per guidelines, if the Lease Agreement is higher than Market rents; higher rents, up to 120% of market5 rents may be used with a copy of the Lease and 2 months proof of receipt.  Please note that both are in the file; therefore, we are able to use up to $1,500 in rent, which would put the DSCR at .8.  Can this finding please be reconsidered?  - Seller-06/XX/2026

 Ready for Review-Document Uploaded. The PITIA for the subject property is correct @ $1,875.00 which places the DSCR score at 1.048. Therefore, the LTV is within tolerance.  The special assessment is a onetime fee and not on going.  - Seller-06/XX/2026

																									Resolved-Lease received $1900 + 65pet fee. Proof of payment of deposit +2 months rent. FICO 711 ~ DSCR cashout 80%. DSCR>1 no need to adjust 5% on LTV. Audited LTV of 80% is less than or equal to Guideline LTV of 80% - Due Diligence Vendor-07/22/2026	Months Reserves exceed minimum required - 100 months reserves; 6 months reserves required. DSCR =/> 1.00 and minimum is 0.85 or Less - Required is 0 Borrower has 1.048 .		XX	ATR/QM: Exempt	ATR/QM: Exempt	XX	MI	Investment	Refinance	Cash Out - Other	N/A	N/A	9780616
145	XX		XX	D	A	D	A	A	A	A	A	Closed	FCRE6666	2026-06-16 16:52	2026-06-24 16:39	Resolved	1 - Information	D	A	Credit	Missing Doc	Secondary Valuation product is dated prior to the Appraisal date	Resolved-Received confirmation previous appraisal expired. - Due Diligence Vendor-06/XX/2026 Ready for Review-Document Uploaded. Please see attached; Please note appraisal dated 12/XX/2025 was outdated at time of funding and would not be required at time of closing. - Seller-06/XX/2026 Open-One or more of the additional valuation products were completed prior to the Primary Valuation product date. The CDA in file dated 4/XX/2026 and reflects an appraisal dated 12/XX/2025. Appraisal in file is dated 5/XX/2026. Provide original appraisal dated 12/XX/2025. - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. Please see attached; Please note appraisal dated 12/XX/2025 was outdated at time of funding and would not be required at time of closing. - Seller-06/XX/2026	Resolved-Received confirmation previous appraisal expired. - Due Diligence Vendor-06/24/2026	Months Reserves exceed minimum required - 100 months reserves; 6 months reserves required. DSCR =/> 1.00 and minimum is 0.85 or Less - Required is 0 Borrower has 1.048 .		XX	ATR/QM: Exempt	ATR/QM: Exempt	XX	MI	Investment	Refinance	Cash Out - Other	N/A	N/A	9779790
174	XX		XX	D	A	D	A	C	A	A	A	Closed	FCRE1325	2026-06-17 08:45	2026-06-22 10:53	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 CPA Letter Missing	Resolved-Received Tax Preparer Letter. - Due Diligence Vendor-06/XX/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-06/XX/2026 Open-Borrower 1 CPA Letter Missing Missing CPA Letter to confirm the borrower's self employment for the last 2+ years, percentage of ownership and if the business is currently in good standing and active prior to close. Upon receipt additional information maybe required. - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-06/XX/2026	Resolved-Received Tax Preparer Letter. - Due Diligence Vendor-06/22/2026	Qualifying DTI below maximum allowed - Max DTI is 50 Borrower has 34.75 Required is 50 Borrower has 34.76 LTV is less than guideline maximum - Max LTV is 85 Borrower has 48.33 Required is 85 Borrower has 48.33 Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 660 Borrower has 806 Required is 660 Borrower has 806		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XX	CA	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	9788857
174	XX	XX	D	A	D	A	C	A	A	A	Closed	finding-47	2026-06-15 13:13	2026-06-18 11:10	Resolved	1 - Information	C	A	Compliance	Right to Rescind	TILA Right of Rescission Test	Resolved-Received PCCD 06/XX/2026. Finding Resolved. - Due Diligence Vendor-06/XX/2026

Ready for Review-Document Uploaded. See attached  - Seller-06/XX/2026

																							Open-This loan failed the TILA right of rescission test.Closed-end ( 12 CFR §1026.23(a)(3) , transferred from 12 CFR §226.23(a)(3) ), Open-end ( 12 CFR §1026.15(a)(3) , transferred from 12 CFR §226.15(a)(3) )The funding date is before the third business day following consummation.The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last. ----- Provide PCCD with disbursement date after the ROR expiration date. - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. See attached - Seller-06/XX/2026	Resolved-Received PCCD 06/17/2026. Finding Resolved. - Due Diligence Vendor-06/18/2026	Qualifying DTI below maximum allowed - Max DTI is 50 Borrower has 34.75 Required is 50 Borrower has 34.76 LTV is less than guideline maximum - Max LTV is 85 Borrower has 48.33 Required is 85 Borrower has 48.33 Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 660 Borrower has 806 Required is 660 Borrower has 806		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XX	CA	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	9749900
174	XX	XX	D	A	D	A	C	A	A	A	Closed	finding-3652	2026-06-15 13:13	2026-06-18 11:10	Resolved	1 - Information	C	A	Compliance	TRID	Lender Credits That Cannot Decrease Test	Resolved-Received explanation lender Credit Decreased due to Lock COC, but Lender credit was not on COC. Finding Resolved. - Due Diligence Vendor-06/XX/2026

Ready for Review-Document Uploaded. The lender credit went from $24,430 to $17,400 due to the float to lock and the change in program- see attached
The lender credit went from $17,400 to $21,750 due to the change in appraised value - see attached  - Seller-06/XX/2026

																							Open-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($21,750.00) does not exceed or equal the comparable sum of specific and non-specific lender credits ($24,430.00). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). ----- Lender credit decreased from $24,430.00 to $21,750.00 without a valid COC in file. Provide a COC for decrease OR evidence of refund to borrower or principal reduction in the amount of 2,680.00, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Reduction in Lender credits must be directly related to fees and must offset closing cost equally. Remediation options (1) within 60 days of consummation expires 06/XX/2026 (2) within 60 days of discovery expires 08/XX/2026 remains EV2B under TILA 130(b) (3) After 60 days of discovery, no cure, Statute of Limitations - 3 Years; Expiration Date: 06/XX/2029 remains EV3C - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. The lender credit went from $24,430 to $17,400 due to the float to lock and the change in program- see attached The lender credit went from $17,400 to $21,750 due to the change in appraised value - see attached - Seller-06/XX/2026	Resolved-Received explanation lender Credit Decreased due to Lock COC, but Lender credit was not on COC. Finding Resolved. - Due Diligence Vendor-06/18/2026	Qualifying DTI below maximum allowed - Max DTI is 50 Borrower has 34.75 Required is 50 Borrower has 34.76 LTV is less than guideline maximum - Max LTV is 85 Borrower has 48.33 Required is 85 Borrower has 48.33 Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 660 Borrower has 806 Required is 660 Borrower has 806		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XX	CA	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	9749901
202	XX	XX	C	A	A	A	C	A	A	A	Closed	finding-3625	2026-06-15 13:44	2026-06-18 11:55	Resolved	1 - Information	C	A	Compliance	TRID	TRID "Section B. Services You Cannot Shop For / Services Borrower Did Not Shop For" Validation Test	Resolved-Received PCCD 06/XX/2026 changing payee from Section B to Section A. Finding Resolved. - Due Diligence Vendor-06/XX/2026

Ready for Review-Document Uploaded. See attached  - Seller-06/XX/2026

																							Open-This loan failed the TRID "Section B. Services You Cannot Shop For / Services Borrower Did Not Shop For" validation test.This loan contains a fee or fees where "compensation to" is set to the lender or broker but this fee or fees should not be retained by the lender or broker."Section B. Services You Cannot Shop For / Services Borrower Did Not Shop For" should contain an itemization of each amount, and a subtotal of all such amounts, the consumer will pay for settlement services for which the consumer cannot shop in accordance with Regulation Z and that are provided by persons other than the creditor or mortgage broker. ----- Third Party Processing Fee in section B is payable to Lender/Broker however, fees paid to Lender or Broker must be in section A. If the fee is to remain in section B, it must state FBO (for the benefit of) to said Vendor. Provide a post close CD with correction within 60 days of discovery date. Statute of Limitations - 1 year, expiration date 06/XX/2027. - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. See attached - Seller-06/XX/2026	Resolved-Received PCCD 06/17/2026 changing payee from Section B to Section A. Finding Resolved. - Due Diligence Vendor-06/18/2026	Qualifying DTI below maximum allowed - . Required is 50 Borrower has 41.75 Months Reserves exceed minimum required - 12.55 mos reserves; 9 mos required		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XX	VA	Primary Residence	Purchase	NA	N/A	N/A	9750574
243	XX		XX	D	A	D	A	A	A	A	A	Closed	FCOM9450	2026-06-17 10:07	2026-06-22 11:48	Resolved	1 - Information	D	A	Credit	Missing Doc	Property 1: Missing Lease Agreement	Resolved-Received lease and proof of receipt. - Due Diligence Vendor-06/XX/2026 Ready for Review-Document Uploaded. Please see attached supporting docs for departing residence converting to Rental investment - Seller-06/XX/2026 Open-Prop 3a: Missing lease agreement/docs to verify rental income of $4,600/m used in qualifying. (Inclusion of entire Mtg PITIA, results in excessive DTI). - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. Please see attached supporting docs for departing residence converting to Rental investment - Seller-06/XX/2026	Resolved-Received lease and proof of receipt. - Due Diligence Vendor-06/22/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 44.41 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 801		XX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XX	CA	Primary Residence	Purchase	NA	N/A	N/A	9790432
243	XX		XX	D	A	D	A	A	A	A	A	Closed	FCRE1347	2026-06-17 08:19	2026-06-22 11:47	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 2 3rd Party VOE Prior to Close Missing	Resolved-Received verification of Employment. - Due Diligence Vendor-06/XX/2026 Ready for Review-Document Uploaded. Lender notes the 6.8.2026 VVOE attached is within the required 10 days of Note closing date 6.XX.2026. Please have this expedited to be cleared as soon as possible - Seller-06/XX/2026 Open-Borrower 2 3rd Party VOE Prior to Close Missing B2: Missing Lender VVOE dated within 10 days of closing. - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. Lender notes the 6.8.2026 VVOE attached is within the required 10 days of Note closing date 6.XX.2026. Please have this expedited to be cleared as soon as possible - Seller-06/XX/2026	Resolved-Received verification of Employment. - Due Diligence Vendor-06/22/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 44.41 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 801		XX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XX	CA	Primary Residence	Purchase	NA	N/A	N/A	9788507
141	XX	XX	C	A	C	A	A	A	A	A	Closed	FCRE1198	2026-06-16 20:35	2026-07-27 15:10	Resolved	1 - Information	C	A	Credit	Eligibility	Audited Reserves are less than Guideline Required Reserves (Number of Months)	Resolved-Additional gift provided. - Due Diligence Vendor-07/XX/2026

Ready for Review-Document Uploaded. Please see attached gift funds. - Seller-07/XX/2026

Counter-Received copy of received EMD from checking account xxxx dated 1/XX/2020.  Review is unable to reconcile due to date of check.  Missing sufficient required reserves.   - Due Diligence Vendor-07/XX/2026

Ready for Review-Document Uploaded. The $75,828.65 was the balance as of 05/XX/2026 and the EMD was W/D 5-months earlier and does not need to be excluded. Please clear this finding accordingly. - Seller-07/XX/2026

Counter-Received Funds Calculator.  Borrower funds Verified 75,828.65-reserves $6510 ( $5k excluded, credit given for EMD) results in liquid assets of $4,965.64 a shortage of $-1544.96 resulting in 2.29 vs 3 months required.  Finding remains.  - Due Diligence Vendor-07/XX/2026

Ready for Review-Document Uploaded. The finding is unclear. Please see attached Funds to Close Calculator screenshot and clear this finding accordingly. - Seller-07/XX/2026

Counter-Received wire and transaction history dated 06/XX/2026 reflecting balance $7862.37 which includes incoming wire iao $3k on 6/XX/2026. Backing out this post close deposit/wire, as of 6/XX/2026 borrower balance $4,652.37  which is less than the required $6,510.60
 - Due Diligence Vendor-06/XX/2026

Ready for Review-Document Uploaded. The required funds to close were $70,863.01 and the required 3 months in reserves were $6,510.60. Please see attached documentation to support the borrower had the required 3 months in reserves after funds deposited for closing.  - Seller-06/XX/2026

Open-Audited Reserves of 2.48 month(s) are less than Guideline Required Reserves of 3 month(s) Verified assets do not cover minimum reserves required per guidelines. - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. Please see attached gift funds. - Seller-07/XX/2026

 Ready for Review-Document Uploaded. The $75,828.65 was the balance as of 05/XX/2026 and the EMD was W/D 5-months earlier and does not need to be excluded. Please clear this finding accordingly. - Seller-07/XX/2026

 Ready for Review-Document Uploaded. The finding is unclear. Please see attached Funds to Close Calculator screenshot and clear this finding accordingly. - Seller-07/XX/2026

 Ready for Review-Document Uploaded. The required funds to close were $70,863.01 and the required 3 months in reserves were $6,510.60. Please see attached documentation to support the borrower had the required 3 months in reserves after funds deposited for closing.  - Seller-06/XX/2026

																									Resolved-Additional gift provided. - Due Diligence Vendor-07/27/2026	DSCR =/> 1.00 and minimum is 0.85 or Less - Calculated DSCR of 1.244 which exceeds the minimum required of 0.75 Required is 0.75 Borrower has 1.244 Qualifying FICO score is at least 20 points above minimum for program - Credit report reflects FICO of 756 which exceeds the minimum of 680 Required is 680 Borrower has 746		XX	ATR/QM: Exempt	ATR/QM: Exempt	XX	NY	Investment	Purchase	NA	N/A	N/A	9781685
141	XX	XX	C	A	C	A	A	A	A	A	Closed	FCRE1194	2026-06-16 20:35	2026-07-15 15:23	Resolved	1 - Information	C	A	Credit	Eligibility	Audited LTV Exceeds Guideline LTV	Resolved-Upon further review, the loan file contained all required documentation. Approved xx now updated. - Due Diligence Vendor-07/XX/2026

Ready for Review-There is no such stipulation on the applicable xx or guidelines. Please clear this finding. - Seller-07/XX/2026

Counter-XX xx dated 2/XX/2026 without FTHB restrictions provided, however the approved XX xx dated 2/XX/2026 states First Time Homebuyer with VOR: 75% max LTV.  Finding remains. - Due Diligence Vendor-06/XX/2026

Ready for Review-Document Uploaded. Please refer to the attached applicable xx which allowed 80% LTV and had no restrictions for FTHB. - Seller-06/XX/2026

																							Open-Audited LTV of 79% exceeds Guideline LTV of 75% LTV is less than the minimum LTV required for FTHB. - Due Diligence Vendor-06/XX/2026	Ready for Review-There is no such stipulation on the applicable xx or guidelines. Please clear this finding. - Seller-07/XX/2026 Ready for Review-Document Uploaded. Please refer to the attached applicable xx which allowed 80% LTV and had no restrictions for FTHB. - Seller-06/XX/2026	Resolved-Upon further review, the loan file contained all required documentation. Approved xx now updated. - Due Diligence Vendor-07/15/2026	DSCR =/> 1.00 and minimum is 0.85 or Less - Calculated DSCR of 1.244 which exceeds the minimum required of 0.75 Required is 0.75 Borrower has 1.244 Qualifying FICO score is at least 20 points above minimum for program - Credit report reflects FICO of 756 which exceeds the minimum of 680 Required is 680 Borrower has 746		XX	ATR/QM: Exempt	ATR/QM: Exempt	XX	NY	Investment	Purchase	NA	N/A	N/A	9781684
149	XX		XX	D	A	D	A	A	A	A	A	Closed	FCRE6910	2026-06-17 10:35	2026-06-22 14:33	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 Citizenship Identification Documentation Missing	Resolved-Received borrowers ITIN, in file is non expired DL and credit report per GL - Due Diligence Vendor-06/XX/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-06/XX/2026 Open-Borrower 1 Non-US Citizen Identification Document is Missing Provide Missing Citizenship Documentation. - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-06/XX/2026	Resolved-Received borrowers ITIN, in file is non expired DL and credit report per GL - Due Diligence Vendor-06/22/2026	Qualifying DTI below maximum allowed - DTI Required is 50% Borrower has 10.39%. Required is 50 Borrower has 7.41 LTV is less than guideline maximum - LTV Required is 80% Borrower has 73.38%. Required is 80 Borrower has 73.38 Qualifying FICO score is at least 20 points above minimum for program - FICO Required is 680 Borrower has 706. Required is 680 Borrower has 706		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XX	NJ	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	9790989
248	XX	XX	C	A	C	A	A	A	A	A	Closed	FCRE1205	2026-06-17 07:57	2026-06-24 15:08	Resolved	1 - Information	C	A	Credit	Eligibility	OFAC Check Not Completed and/or Cleared	Resolved-Received updated fraud report reflecting all interested parties. - Due Diligence Vendor-06/XX/2026
Ready for Review-Document Uploaded. The borrower's trust XX, Trustee of The XX Revocable Living Trust Dated January XX, 2021 has been included in the xx participants  - Seller-06/XX/2026
Counter-Received fraud report.  Missing subject vested Trust reflecting within search.   - Due Diligence Vendor-06/XX/2026
Ready for Review-Document Uploaded. The xx has been updated and cleared.  - Seller-06/XX/2026
																							Open-OFAC Check Not Completed and/or Cleared Subject Trust not searched. - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. The borrower's trust XX, Trustee of The XX Revocable Living Trust Dated January XX, 2021 has been included in the xx participants - Seller-06/XX/2026 Ready for Review-Document Uploaded. The xx has been updated and cleared. - Seller-06/XX/2026	Resolved-Received updated fraud report reflecting all interested parties. - Due Diligence Vendor-06/24/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 777 DSCR =/> 1.00 and minimum is 0.85 or Less - Required is 0.8 Borrower has 1.299 Required is 0.8 Borrower has 1.299 LTV is less than guideline maximum - Required is 75 Borrower has 53.09		XX	ATR/QM: Exempt	ATR/QM: Exempt	XX	NV	Investment	Refinance	Cash Out - Other	N/A	N/A	9788136
248	XX		XX	C	A	C	A	A	A	A	A	Closed	FCRE7009	2026-06-17 07:51	2026-06-22 11:02	Resolved	1 - Information	C	A	Credit	Insurance	Hazard insurance dwelling coverage is not sufficient	Resolved-Received RCE - Due Diligence Vendor-06/XX/2026 Ready for Review-Document Uploaded. An RCE for the subject property has been uploaded confirming the estimated replacement cost is $91k. Therefore, the dwelling coverage of $145,087 is sufficient coverage. - Seller-06/XX/2026 Open-Insufficient Coverage Amount for Insured Subject Property. - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. An RCE for the subject property has been uploaded confirming the estimated replacement cost is $91k. Therefore, the dwelling coverage of $145,087 is sufficient coverage. - Seller-06/XX/2026	Resolved-Received RCE - Due Diligence Vendor-06/22/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 777 DSCR =/> 1.00 and minimum is 0.85 or Less - Required is 0.8 Borrower has 1.299 Required is 0.8 Borrower has 1.299 LTV is less than guideline maximum - Required is 75 Borrower has 53.09		XX	ATR/QM: Exempt	ATR/QM: Exempt	XX	NV	Investment	Refinance	Cash Out - Other	N/A	N/A	9788015
204	XX	XX	C	A	A	A	C	A	A	A	Closed	finding-3652	2026-06-15 16:17	2026-06-18 11:37	Resolved	1 - Information	C	A	Compliance	TRID	Lender Credits That Cannot Decrease Test	Resolved-Received explanation that lender credit decreased with lock extension COC, lender credit was not listed on COC. Finding Resolved. - Due Diligence Vendor-06/XX/2026

Ready for Review-Document Uploaded. The lender credit went from $24490 to $22258 due to lock extension - please see attached - Seller-06/XX/2026

																							Open-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($22,258.00) does not exceed or equal the comparable sum of specific and non-specific lender credits ($24,490.00). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). ----- Lender credit decreased from $24,490.00 to $22,258.00 without a valid COC in file. Provide a COC for decrease OR evidence of refund to borrower or principal reduction in the amount of $2,232.00, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Reduction in Lender credits must be directly related to fees and must offset closing cost equally. Remediation options (1) within 60 days of consummation expires 08/XX/2026 (2) within 60 days of discovery expires 08/XX/2026 remains EV2B under TILA 130(b) (3) After 60 days of discovery, no cure, Statute of Limitations - 3 Years; Expiration Date: 06/XX/2029 remains EV3C - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. The lender credit went from $24490 to $22258 due to lock extension - please see attached - Seller-06/XX/2026	Resolved-Received explanation that lender credit decreased with lock extension COC, lender credit was not listed on COC. Finding Resolved. - Due Diligence Vendor-06/18/2026	Long term residence - Borrower has been at current residence for 22 years. Qualifying DTI below maximum allowed - Required is 50 Borrower has 37.1		XX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XX	CA	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	9754108
204	XX	XX	C	A	A	A	C	A	A	A	Closed	finding-3352	2026-06-15 16:17	2026-06-18 11:37	Resolved	1 - Information	C	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved-Loan contains full appraisal and escrows, meeting HPML compliance. - Due Diligence Vendor-06/18/2026

																							Open-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. - Due Diligence Vendor-06/15/2026		Resolved-Loan contains full appraisal and escrows, meeting HPML compliance. - Due Diligence Vendor-06/18/2026	Long term residence - Borrower has been at current residence for 22 years. Qualifying DTI below maximum allowed - Required is 50 Borrower has 37.1			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XX	CA	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	9754118
160	XX	XX	C	A	A	A	C	A	A	A	Closed	finding-3540	2026-06-15 15:16	2026-06-19 09:40	Resolved	1 - Information	C	A	Compliance	TRID	Revised Closing Disclosure Delivery Date Test (No Waiting Period Required) Test	Resolved-Received document tracking for borrower receipt. Finding Resolved. - Due Diligence Vendor-06/XX/2026

Ready for Review-Document Uploaded. see attached - Seller-06/XX/2026

																							Open-This loan failed the revised closing disclosure delivery date test (no waiting period required). ( 12 CFR §1026.19(f)(2)(i) )The revised closing disclosure delivery does not require a new waiting period and:The revised closing disclosure delivery date is provided and the revised closing disclosure method of delivery is marked as either"USPS First Class Mail" or "Electronic Delivery" or blank, and the revised closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the revised closing disclosure delivery date is after the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised closing disclosure receipt date is provided and the revised closing disclosure receipt date is after the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.Changes before consummation not requiring a new waiting period. Except as provided in §1026.19(f)(2)(ii), if the disclosures provided under §1026.19(f)(1)(i) become inaccurate before consummation, the creditor shall provide corrected disclosures reflecting any changed terms to the consumer so that the consumer receives the corrected disclosures at or before consummation. Notwithstanding the requirement to provide corrected disclosures at or before consummation, the creditor shall permit the consumer to inspect the disclosures provided under this paragraph, completed to set forth those items that are known to the creditor at the time of inspection, during the business day immediately preceding consummation, but the creditor may omit from inspection items related only to the seller's transaction. -----CD 06/XX/2026 is not signed and there is no evidence of when it was provided to borrower. Statute of Limitations 3 years- Expiration date is 06/XX/2029 - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. see attached - Seller-06/XX/2026	Resolved-Received document tracking for borrower receipt. Finding Resolved. - Due Diligence Vendor-06/19/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 734 Qualifying DTI below maximum allowed - Required is 50 Borrower has 28.38		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XX	CA	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	9752730
160	XX	XX	C	A	A	A	C	A	A	A	Closed	finding-3652	2026-06-15 15:16	2026-06-19 09:40	Resolved	1 - Information	C	A	Compliance	TRID	Lender Credits That Cannot Decrease Test	Resolved-Received explanation of Lender Credit decreased on lock extension COC's. Lender credit not listed on COC's. Finding Resolved. - Due Diligence Vendor-06/XX/2026

Ready for Review-Document Uploaded. The lender credit went from $15016 to $15600 due to the float to lock - attached
The lender credit went from $15600 to $14480 due to the lock extension - attached
The lender credit went from $14480 to $12880 due to the lock extension - attached - Seller-06/XX/2026

																							Open-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($12,880.00) does not exceed or equal the comparable sum of specific and non-specific lender credits ($15,600.00). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). -----Lender credit decreased from $15,016.00 to $12,880.00 without a valid COC in file. Provide a COC for decrease OR evidence of refund to borrower or principal reduction in the amount of $2,720.00, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Reduction in Lender credits must be directly related to fees and must offset closing cost equally. Remediation options (1) within 60 days of consummation expires 08/XX/2026 (2) within 60 days of discovery expires 08/XX/2026 remains EV2B under TILA 130(b) (3) After 60 days of discovery, no cure, Statute of Limitations - 3 Years; Expiration Date: 06/XX/2029 remains EV3C - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. The lender credit went from $15016 to $15600 due to the float to lock - attached The lender credit went from $15600 to $14480 due to the lock extension - attached The lender credit went from $14480 to $12880 due to the lock extension - attached - Seller-06/XX/2026	Resolved-Received explanation of Lender Credit decreased on lock extension COC's. Lender credit not listed on COC's. Finding Resolved. - Due Diligence Vendor-06/19/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 734 Qualifying DTI below maximum allowed - Required is 50 Borrower has 28.38		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XX	CA	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	9752731
233	XX		XX	C	A	C	A	A	A	A	A	Closed	FCRE0179	2026-06-17 12:44	2026-06-22 11:30	Resolved	1 - Information	C	A	Credit	Eligibility	UW Attestation/Docs stating warrantability are missing	Resolved-Received UW attestation - Due Diligence Vendor-06/XX/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-06/XX/2026 Open-UW Attestation/Docs stating warrantability are missing. - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-06/XX/2026	Resolved-Received UW attestation - Due Diligence Vendor-06/22/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 797 Qualifying DTI below maximum allowed - Required is 50 Borrower has 40.2 LTV is less than guideline maximum - Required is 80 Borrower has 70		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XX	CA	Primary Residence	Purchase	NA	N/A	N/A	9794747
233	XX		XX	C	A	C	A	A	A	A	A	Closed	FCRE1510	2026-06-15 16:23	2026-06-22 11:29	Resolved	1 - Information	C	A	Credit	Closing	Issues exist on the Mortgage Document (Deed of Trust)	Resolved-Received DOT w/legal. - Due Diligence Vendor-06/XX/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-06/XX/2026 Open-There are Issues Present on the Mortgage Document (Deed of Trust) that must be addressed. Missing the Exhibit A (Legal) - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-06/XX/2026	Resolved-Received DOT w/legal. - Due Diligence Vendor-06/22/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 797 Qualifying DTI below maximum allowed - Required is 50 Borrower has 40.2 LTV is less than guideline maximum - Required is 80 Borrower has 70		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XX	CA	Primary Residence	Purchase	NA	N/A	N/A	9754206
229	XX	XX	D	A	D	A	A	A	A	A	Closed	FCRE1326	2026-06-17 16:24	2026-06-29 12:43	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 YTD Profit & Loss Missing	Resolved-After further review, the lenders guides require a copy of the extension along with the applicable prior year returns. - Due Diligence Vendor-06/29/2026

Ready for Review-Per our XX guidelines in Section 5, borrowers who have filed a tax return extension are required to provide a copy of the extension along with the applicable prior-year tax returns. The guidelines do not require the submission of a 2026 year-to-date Profit & Loss statement and a year-end 2025 Profit & Loss statement when qualification is based on prior-year business tax returns. - Seller-06/18/2026

																							Open-Borrower 1 YTD Profit & Loss Missing Missing YTD 2026 P&L and Year End 2025 P&L all Self Employment filed via Schedule C and 1065s. Upon receipt additional information maybe required. - Due Diligence Vendor-06/17/2026	Ready for Review-Per our XX guidelines in Section 5, borrowers who have filed a tax return extension are required to provide a copy of the extension along with the applicable prior-year tax returns. The guidelines do not require the submission of a 2026 year-to-date Profit & Loss statement and a year-end 2025 Profit & Loss statement when qualification is based on prior-year business tax returns. - Seller-06/XX/2026	Resolved-After further review, the lenders guides require a copy of the extension along with the applicable prior year returns. - Due Diligence Vendor-06/29/2026	Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 680 Borrower has 718 Required is 680 Borrower has 718 Qualifying DTI below maximum allowed - ax DTI is 50 Borrower has 43.68 Required is 50 Borrower has 43.68			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XX	TX	Primary Residence	Purchase	NA	N/A	N/A	9799467
229	XX	XX	D	A	D	A	A	A	A	A	Closed	FCRE1325	2026-06-17 16:24	2026-06-22 11:31	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 CPA Letter Missing	Resolved-Received CPA Letter and Verification. - Due Diligence Vendor-06/XX/2026

Ready for Review-Document Uploaded. The attached CPA letter, signed and dated 06/XX/26, verifies that the CPA has prepared the borrower's personal and business tax returns since 2021. Given the Note Date of 06/XX/26, the borrower's self-employment was verified within the required 60-day period preceding the Note Date. - Seller-06/XX/2026

																							Open-Borrower 1 CPA Letter Missing Missing Attestation from a Certified Public Accountant (CPA), IRS Enrolled Agent (EA), CTEC registered tax preparer, PTIN holder, or Tax Attorney confirming they have filed or reviewed at least the previous year of tax returns. The letter must be signed and dated within 60 days of the Note date, include the preparer’s license number for all Self Employment filed via Schedule C and 1065s. Additional findings may apply. - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. The attached CPA letter, signed and dated 06/XX/26, verifies that the CPA has prepared the borrower's personal and business tax returns since 2021. Given the Note Date of 06/XX/26, the borrower's self-employment was verified within the required 60-day period preceding the Note Date. - Seller-06/XX/2026	Resolved-Received CPA Letter and Verification. - Due Diligence Vendor-06/22/2026	Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 680 Borrower has 718 Required is 680 Borrower has 718 Qualifying DTI below maximum allowed - ax DTI is 50 Borrower has 43.68 Required is 50 Borrower has 43.68		XX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XX	TX	Primary Residence	Purchase	NA	N/A	N/A	9799465
229	XX		XX	D	A	D	A	A	A	A	A	Closed	FCRE1316	2026-06-17 16:24	2026-06-22 11:31	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Resolved-Received CPA Letter and Verification. - Due Diligence Vendor-06/XX/2026 Ready for Review-Document Uploaded. The CPA letter attached was signed and dated 06/XX/26 with the Note dated 06/XX/26. - Seller-06/XX/2026 Open-Borrower 1 3rd Party VOE Prior to Close Missing . Missing Verbal Verification of Employment for all Self Employment within 60 days of the Note date. - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. The CPA letter attached was signed and dated 06/XX/26 with the Note dated 06/XX/26. - Seller-06/XX/2026	Resolved-Received CPA Letter and Verification. - Due Diligence Vendor-06/22/2026	Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 680 Borrower has 718 Required is 680 Borrower has 718 Qualifying DTI below maximum allowed - ax DTI is 50 Borrower has 43.68 Required is 50 Borrower has 43.68		XX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XX	TX	Primary Residence	Purchase	NA	N/A	N/A	9799463
238	XX		XX	C	A	C	A	A	A	A	A	Closed	FCRE1197	2026-06-17 19:43	2026-06-22 10:55	Resolved	1 - Information	C	A	Credit	Eligibility	Audited FICO is less than Guideline FICO	Resolved-Upon further review, the loan file contained all required documentation. - Due Diligence Vendor-06/XX/2026 Ready for Review-Document Uploaded. We respectfully disagree. The Min FICO per the Velvet xx is 680. Please see attached. - Seller-06/XX/2026 Open-Audited FICO of 685 is less than Guideline FICO of 720 - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. We respectfully disagree. The Min FICO per the Velvet xx is 680. Please see attached. - Seller-06/XX/2026	Resolved-Upon further review, the loan file contained all required documentation. - Due Diligence Vendor-06/22/2026	LTV is less than guideline maximum - Required is 85 Borrower has 80 Qualifying DTI below maximum allowed - Required is 50 Borrower has 41.45		XX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XX	TX	Primary Residence	Purchase	NA	N/A	N/A	9804212
172	XX	XX	D	A	C	A	D	A	A	A	Closed	FCRE1506	2026-06-17 16:04	2026-07-07 16:05	Resolved	1 - Information	C	A	Credit	QM-ATR	Invalid Final QM Status - ATR/QM: Status Pending	Resolved-Utilizing the income from both businesses. The file contains CPA letters confirming the business name was changing from XX Corporation. The lender used a more conservative approach for the 2nd business, dividing by 12 months. - Due Diligence Vendor-07/XX/2026
Ready for Review-Document Uploaded. I uploaded the CPA letter to provide insight on the how XXtransitioned to XX for the same smoke shops locations and operations... so both are one in the same business with a name transition of the same. I uploaded the missing XX  acct XX- March 2025 statement.  Also, I double checked and verified the missing statements were already provided, "XX Oct 2025-Feb 2026", they are the last five statements on the uploaded statements provided, see pages 105 and on. Thank you - Seller-07/XX/2026
Counter-Received xpl b1 SE with QI from 2 businesses, 132 page doc contains bank statements from 2 businesses: #1 - XX Oct 2025-Feb 2026: Provide all missing months to complete required 12 months. #2 - XX is missing March 2025. #3 Final 1003 in file: Section 1b SE XX, Please verify start date. Also  Section 1c reflects income amount however Employer business information dates/position is blank. Provide revised 1003 and ensure dates and information mirror CPA letter, QI and docs provided. Upon receipt of additional docs/information income to be recalculated and additional conditions may apply. - Due Diligence Vendor-06/XX/2026
Ready for Review-Document Uploaded. Lender notes there are two sets of bank stmts (Acct XX & acct XX) used to calc the total income.  Please see attached both income worksheets and both sets of bank stmts used to calc the total income.  - Seller-06/XX/2026
Open-The Final Reviewed QM Status is 'ATR/QM: Status Pending' on a non-Business Purpose loan. DTI discrepancy - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. I uploaded the CPA letter to provide insight on the how XX transitioned to XX for the same smoke shops locations and operations... so both are one in the same business with a name transition of the same. I uploaded the missing XX- March 2025 statement. Also, I double checked and verified the missing statements were already provided, "XX Oct 2025-Feb 2026", they are the last five statements on the uploaded statements provided, see pages 105 and on. Thank you - Seller-07/XX/2026
 Ready for Review-Document Uploaded. Lender notes there are two sets of bank stmts (Acct XX & acct XX) used to calc the total income.  Please see attached both income worksheets and both sets of bank stmts used to calc the total income.  - Seller-06/XX/2026
																									Resolved-Utilizing the income from both businesses. The file contains CPA letters confirming the business name was changing from XX. The lender used a more conservative approach for the 2nd business, dividing by 12 months. - Due Diligence Vendor-07/07/2026	LTV is less than guideline maximum - Required is 85 Borrower has 69.68 Qualifying DTI below maximum allowed - Required is 50 Borrower has 36.02 Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 773		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XX	CA	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	9798787
172	XX	XX	D	A	C	A	D	A	A	A	Closed	FCRE1193	2026-06-17 16:07	2026-07-07 16:05	Resolved	1 - Information	C	A	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Resolved-Utilizing the income from both businesses. The file contains CPA letters confirming the business name was changing from XX The lender used a more conservative approach for the 2nd business, dividing by 12 months. - Due Diligence Vendor-07/XX/2026
Ready for Review-Document Uploaded. Lender notes there are two sets of bank stmts (Acct XX & acct XX) used to calc the total income.  Please see attached both income worksheets and both sets of bank stmts accts used to calc the total income.  - Seller-06/XX/2026
																							Open-Audited DTI of 54.41% exceeds Guideline DTI of 50% Audit income differed from what is on the 1008. Audit compared the Lender's worksheet to Audit's worksheet. Their worksheet stated monthly income of $11,761.88 using the 10% expense factor from the CPA letter. Audit's income using 10% is $11,990.32. It is unclear how the $17,759.02 monthly income was calculated. Audit using most conservative. - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. Lender notes there are two sets of bank stmts (Acct XX & acct XX) used to calc the total income. Please see attached both income worksheets and both sets of bank stmts accts used to calc the total income. - Seller-06/XX/2026	Resolved-Utilizing the income from both businesses. The file contains CPA letters confirming the business name was changing from XX. The lender used a more conservative approach for the 2nd business, dividing by 12 months. - Due Diligence Vendor-07/07/2026	LTV is less than guideline maximum - Required is 85 Borrower has 69.68 Qualifying DTI below maximum allowed - Required is 50 Borrower has 36.02 Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 773		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XX	CA	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	9798861
172	XX	XX	D	A	C	A	D	A	A	A	Closed	FCOM5135	2026-06-16 10:45	2026-06-23 12:34	Resolved	1 - Information	D	A	Compliance	Missing Doc	Missing Required Affiliated Business Disclosure	Resolved-Received PCCD 06/XX/2026 and explanation that XXis not an affiliate. Finding Resolved. - Due Diligence Vendor-06/XX/2026
Ready for Review-Document Uploaded. XX is not affiliated withXX Mortgage. I have corrected the CD as some fees were in the wrong block  - Seller-06/XX/2026
Counter-Title fees are in Section B on Final CD. This section is for borrower did not shop for fees.  Please advise if the payee's for title fees are an affiliate or not.  The SPL only lists xx, but it is not marked if they are an affiliate. - Due Diligence Vendor-06/XX/2026
Ready for Review-Can you please provide more information on this condition? With affiliate are you referencing? An affiliated business disclosure is needed when one company refers you to another company that it owns, controls, or has a financial interest in. The disclosure is meant to make that relationship transparent so you can evaluate whether the recommendation is truly in your best interest and understand any potential conflicts of interest. - Seller-06/XX/2026
Open-Required Affiliated Business Disclosure Missing -----Missing Affiliated Business disclosure, unable to test fee tolerance properly. Additional Findings may apply upon receipt. Statute of Limitations 3 years - Expiration Date is 06/XX/2029 - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. XX is not affiliated withXX Mortgage. I have corrected the CD as some fees were in the wrong block - Seller-06/XX/2026
 Ready for Review-Can you please provide more information on this condition? With affiliate are you referencing? An affiliated business disclosure is needed when one company refers you to another company that it owns, controls, or has a financial interest in. The disclosure is meant to make that relationship transparent so you can evaluate whether the recommendation is truly in your best interest and understand any potential conflicts of interest. - Seller-06/XX/2026
																									Resolved-Received PCCD 06/23/2026 and explanation that XX is not an affiliate. Finding Resolved. - Due Diligence Vendor-06/23/2026	LTV is less than guideline maximum - Required is 85 Borrower has 69.68 Qualifying DTI below maximum allowed - Required is 50 Borrower has 36.02 Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 773		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XX	CA	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	9766613
172	XX	XX	D	A	C	A	D	A	A	A	Closed	finding-3545	2026-06-16 11:28	2026-06-19 08:07	Resolved	1 - Information	C	A	Compliance	TRID	Revised Closing Disclosure Delivery Date and Changed Circumstances Date Test	Resolved-Received corrected COC. Finding Resolved. - Due Diligence Vendor-06/XX/2026

Ready for Review-Document Uploaded. See tracking  - Seller-06/XX/2026

Open-This loan failed the revised closing disclosure delivery date and changed circumstances date test. ( 12 CFR §1026.19(e)(3)(iv)(A) - (C), (E), (F) , and (D) as amended in 2015 ,  12 CFR §1026.19(e)(4)(i) )The revised closing disclosure delivery date is either:Later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor receives information sufficient to establish that a changed circumstance has occurred; orBefore the creditor receives information sufficient to establish that a changed circumstance has occurred.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.2(a)(6) and as it relates to §1026.19(e)(4)(i) (revised loan estimate disclosure) and §1026.19(e)(4)(ii) (relationship to closing disclosure). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on SundayAs not being open on SaturdayPLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.If a creditor uses a revised estimate for the purpose of determining good faith for the zero tolerance and 10% tolerance categories under §1026.19(e)(3)(i) and (ii), the creditor shall provide a revised version of the disclosures required under §1026.19(e)(1)(i) reflecting the revised estimate either:Within three business days of receiving information sufficient to establish that one of the reasons for revision provided under §1026.19(e)(3)(iv)(A) through (C), (E) and (F) applies; orNo later than three business days after the date the interest rate is locked, for revision provided under §1026.19(e)(3)(iv)(D). The revised version of the disclosures required under §1026.19(e)(1)(i) shall contain the revised interest rate, the points disclosed pursuant to §1026.37(f)(1), lender credits, and any other interest rate dependent charges and terms.Official Interpretations12 C.F.R. §1026.19(e)(4)(ii)Relationship to disclosures required under §1026.19(f)(1)(i).Revised disclosures may not be delivered at the same time as the Closing Disclosure. §1026.19(e)(4)(ii) prohibits a creditor from providing a revised version of the disclosures required under §1026.19(e)(1)(i) on or after the date on which the creditor provides the disclosures required under §1026.19(f)(1)(i)...However, if a creditor uses a revised estimate pursuant to § 1026.19(e)(3)(iv) for the purpose of determining good faith under § 1026.19(e)(3)(i) and (ii), § 1026.19(e)(4)(i) permits the creditor to provide the revised estimate in the disclosures required under § 1026.19(f)(1)(i) (including any corrected disclosures provided under § 1026.19(f)(2)(i) or (ii)). -----CD 06/XX/2026 is not signed and there is no evidence of when it was provided to borrower.  Statute of Limitations 3 years- Expiration date is 06/XX/2029.
																							- Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. See tracking - Seller-06/XX/2026	Resolved-Received corrected COC. Finding Resolved. - Due Diligence Vendor-06/19/2026	LTV is less than guideline maximum - Required is 85 Borrower has 69.68 Qualifying DTI below maximum allowed - Required is 50 Borrower has 36.02 Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 773		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XX	CA	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	9767690
172	XX	XX	D	A	C	A	D	A	A	A	Closed	finding-3634	2026-06-16 11:28	2026-06-19 08:07	Resolved	1 - Information	C	A	Compliance	TRID	Charges That Cannot Increase Test	Resolved-Received Tracking and COC. Finding Resolved. - Due Diligence Vendor-06/XX/2026

Ready for Review-Document Uploaded. The loan amount changed from $651,000 to $662,000- this caused the increase in the BPC- see attached  - Seller-06/XX/2026

																							Open-This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $236.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). -----Zero (0%) tolerance fees increased by $236.00 (Mortgage Broker Fee) without a valid COC in file. Provide a valid and timely COC for increase OR evidence of refund to borrower or principal reduction in the amount of $236.00, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Remediation options (1) within 60 days of consummation expires 08/XX/2026 (2) within 60 days of discovery expires 08/XX/2026 remains EV2B under TILA 130(b) (3) After 60 days of discovery, no cure, Statute of Limitations - 3 Years; Expiration Date: 06/XX/2029 remains EV3C. UW Notes there was a COC in File but Dated 5/XX/2026, therefore, it was NOT in the Allotted Timeframe - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. The loan amount changed from $651,000 to $662,000- this caused the increase in the BPC- see attached - Seller-06/XX/2026	Resolved-Received Tracking and COC. Finding Resolved. - Due Diligence Vendor-06/19/2026	LTV is less than guideline maximum - Required is 85 Borrower has 69.68 Qualifying DTI below maximum allowed - Required is 50 Borrower has 36.02 Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 773		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XX	CA	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	9767691
168	XX	XX	C	A	C	A	A	A	A	A	Closed	FCRE1194	2026-06-18 09:33	2026-06-25 17:03	Resolved	1 - Information	C	A	Credit	Eligibility	Audited LTV Exceeds Guideline LTV	Resolved-Received revised xx confirming 75% max ltv with VOR. - Due Diligence Vendor-06/XX/2026

Ready for Review-Document Uploaded. According to the xx xx dated 04/XX/26 (attached), a rate-and-term refinance with a DSCR greater than 1.0 is eligible for a maximum LTV of 85%. This loan closed at a 75% LTV, which is 10 percentage points below the maximum allowable limit.

Additionally, for first-time homebuyers (FTHB), the only requirements are a 12-month VOR and a minimum FICO score of 640; no LTV restrictions apply. The borrower satisfied the first-time homebuyer criteria by providing a 12-month VOR and an 810 FICO score. - Seller-06/XX/2026

																							Open-Audited LTV of 75% exceeds Guideline LTV of 70% Per xxXX xx DSCR overlays, if borrower is first time investor without 6 months mtg history the max LTV is 75% and there is a 5% reduction to LTV since the property is vacant and loan is a refinance. Max LTV is 70%. - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. According to the xx xx dated 04/XX/26 (attached), a rate-and-term refinance with a DSCR greater than 1.0 is eligible for a maximum LTV of 85%. This loan closed at a 75% LTV, which is 10 percentage points below the maximum allowable limit. Additionally, for first-time homebuyers (FTHB), the only requirements are a 12-month VOR and a minimum FICO score of 640; no LTV restrictions apply. The borrower satisfied the first-time homebuyer criteria by providing a 12-month VOR and an 810 FICO score. - Seller-06/XX/2026	Resolved-Received revised xx confirming 75% max ltv with VOR. - Due Diligence Vendor-06/25/2026	Credit history exceeds minimum required - Credit History = 133 Months Minimum Credit History = 12 Months Qualifying FICO score is at least 20 points above minimum for program - Minimum required FICO is 700; Borrower has 810. Required is 700 Borrower has 810		XX	ATR/QM: Exempt	ATR/QM: Exempt	XX	TX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	9816665
168	XX		XX	C	A	C	A	A	A	A	A	Closed	FCRE1440	2026-06-17 17:48	2026-06-23 16:33	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Housing History Meets Guideline Requirements - Due Diligence Vendor-06/XX/2026 Ready for Review-Document Uploaded. Attached is the borrower's VOR rated since 04/XX/25 thru 05/XX/26 (1 year and 1/mo) with monthly rents of $2,599 - Seller-06/XX/2026 Open-Housing History Does Not Meet Guideline Requirements Provide 12 months rent payment for borrower's primary residence or VOR. - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. Attached is the borrower's VOR rated since 04/XX/25 thru 05/XX/26 (1 year and 1/mo) with monthly rents of $2,599 - Seller-06/XX/2026	Resolved-Housing History Meets Guideline Requirements - Due Diligence Vendor-06/23/2026	Credit history exceeds minimum required - Credit History = 133 Months Minimum Credit History = 12 Months Qualifying FICO score is at least 20 points above minimum for program - Minimum required FICO is 700; Borrower has 810. Required is 700 Borrower has 810		XX	ATR/QM: Exempt	ATR/QM: Exempt	XX	TX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	9801280
168	XX		XX	C	A	C	A	A	A	A	A	Closed	FCRE1510	2026-06-17 17:49	2026-06-23 16:31	Resolved	1 - Information	C	A	Credit	Closing	Issues exist on the Mortgage Document (Deed of Trust)	Resolved-Received complete security instrument inclusive of legal description. - Due Diligence Vendor-06/XX/2026 Ready for Review-Document Uploaded. attached is a copy of recorded deed that includes the property legal description. - Seller-06/XX/2026 Open-There are Issues Present on the Mortgage Document (Deed of Trust) that must be addressed. Legal description missing from mortgage. - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. attached is a copy of recorded deed that includes the property legal description. - Seller-06/XX/2026	Resolved-Received complete security instrument inclusive of legal description. - Due Diligence Vendor-06/23/2026	Credit history exceeds minimum required - Credit History = 133 Months Minimum Credit History = 12 Months Qualifying FICO score is at least 20 points above minimum for program - Minimum required FICO is 700; Borrower has 810. Required is 700 Borrower has 810		XX	ATR/QM: Exempt	ATR/QM: Exempt	XX	TX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	9801296
214	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XX	TN	Investment	Refinance	Cash Out - Other
148	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XX	NY	Investment	Purchase	NA
155	XX		XX	C	A	C	A	A	A	A	A	Closed	FCRE1151	2026-06-17 17:13	2026-06-25 14:21	Resolved	1 - Information	C	A	Credit	Title	Satisfactory Chain of Title not Provided	Resolved-Satisfactory Chain of Title has been provided - Due Diligence Vendor-06/XX/2026 Ready for Review-Document Uploaded. attached is the property profile of the subject property with the transaction history report from 2000 through 2026. This supports the properties chain of title for the last 2 years. - Seller-06/XX/2026 Open-Unsatisfactory Chain of Title provided. Satisfactory Chain of Title not Provided - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. attached is the property profile of the subject property with the transaction history report from 2000 through 2026. This supports the properties chain of title for the last 2 years. - Seller-06/XX/2026	Resolved-Satisfactory Chain of Title has been provided - Due Diligence Vendor-06/25/2026	On time mortgage history exceeds guideline requirement - 0x30x12 req - have 0x30x40 Months Reserves exceed minimum required - 108.38 Months Reserves exceed 3 months minimum required		XX	ATR/QM: Exempt	ATR/QM: Exempt	XX	NM	Investment	Refinance	Cash Out - Other	N/A	N/A	9800596
219	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XX	TN	Investment	Purchase	NA
221	XX		XX	C	A	C	A	A	A	A	A	Closed	FCRE0045	2026-06-18 06:33	2026-06-29 12:56	Resolved	1 - Information	C	A	Credit	Eligibility	Foreign National/Non Perm resident alien but ACH form is not in file	Resolved-Received executed ACH mirrors xx acct statements provided in file. - Due Diligence Vendor-06/XX/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-06/XX/2026 Open-Foreign National but the ACH form is Missing from file. An Automatic Payment Authorization (ACH) Form is required for all Foreign National borrowers. Funds must be held in a U.S. bank account. - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-06/XX/2026	Resolved-Received executed ACH mirrors xx acct statements provided in file. - Due Diligence Vendor-06/29/2026	Months Reserves exceed minimum required - Months reserves required is 0; qualifying reserves is 2.94 months. Long term residence - Borrower has lived at current residence greater than 30 years.		XX	ATR/QM: Exempt	ATR/QM: Exempt	XX	FL	Investment	Purchase	NA	N/A	N/A	9813124
211	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XX	TX	Investment	Refinance	Cash Out - Other
232	XX		XX	D	A	D	A	A	A	A	A	Closed	FCRE8201	2026-06-19 13:01	2026-06-23 14:06	Resolved	1 - Information	C	A	Credit	Eligibility	Loan does not conform to program guidelines	Resolved-Received passport and approved ESTA - Due Diligence Vendor-06/XX/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-06/XX/2026 Open-Borrower's Business Visa is expired. Provide a valid Visa; an ESTA (Electronic System for Travel Authorization) for eligible countries; or eligibility under the Visa Waiver Program - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-06/XX/2026	Resolved-Received passport and approved ESTA - Due Diligence Vendor-06/23/2026	Long term residence - Long Term Residence = 3+ years Months Reserves exceed minimum required - The Borrower has 15.91 months in reserves; 6 months required.		XX	ATR/QM: Exempt	ATR/QM: Exempt	XX	TX	Investment	Purchase	NA	N/A	N/A	9845561
232	XX		XX	D	A	D	A	A	A	A	A	Closed	FCRE1206	2026-06-18 14:12	2026-06-23 14:04	Resolved	1 - Information	C	A	Credit	Eligibility	All Interested Parties Not Checked with Exclusionary Lists	Resolved-Received updated fraud report reflecting all interested parties. - Due Diligence Vendor-06/XX/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-06/XX/2026 Open-All Interested Parties Not Checked with Exclusionary Lists Provide check on the Underwriter(s) for the Exclusionary List. - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-06/XX/2026	Resolved-Received updated fraud report reflecting all interested parties. - Due Diligence Vendor-06/23/2026	Long term residence - Long Term Residence = 3+ years Months Reserves exceed minimum required - The Borrower has 15.91 months in reserves; 6 months required.		XX	ATR/QM: Exempt	ATR/QM: Exempt	XX	TX	Investment	Purchase	NA	N/A	N/A	9825912
232	XX		XX	D	A	D	A	A	A	A	A	Closed	FCRE1205	2026-06-18 14:12	2026-06-23 14:04	Resolved	1 - Information	C	A	Credit	Eligibility	OFAC Check Not Completed and/or Cleared	Resolved-Received updated fraud report reflecting all interested parties. - Due Diligence Vendor-06/XX/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-06/XX/2026 Open-OFAC Check Not Completed and/or Cleared Provide OFAC check for Underwriter(s). - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-06/XX/2026	Resolved-Received updated fraud report reflecting all interested parties. - Due Diligence Vendor-06/23/2026	Long term residence - Long Term Residence = 3+ years Months Reserves exceed minimum required - The Borrower has 15.91 months in reserves; 6 months required.		XX	ATR/QM: Exempt	ATR/QM: Exempt	XX	TX	Investment	Purchase	NA	N/A	N/A	9825913
232	XX		XX	D	A	D	A	A	A	A	A	Closed	FCRE1204	2026-06-19 12:41	2026-06-23 14:04	Resolved	1 - Information	C	A	Credit	Eligibility	Fraud Report Shows Uncleared Alerts	Resolved-Received updated fraud report reflecting all interested parties. - Due Diligence Vendor-06/XX/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-06/XX/2026 Open-Fraud Report Shows Uncleared Alerts Provide fraud report with cleared alerts - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-06/XX/2026	Resolved-Received updated fraud report reflecting all interested parties. - Due Diligence Vendor-06/23/2026	Long term residence - Long Term Residence = 3+ years Months Reserves exceed minimum required - The Borrower has 15.91 months in reserves; 6 months required.		XX	ATR/QM: Exempt	ATR/QM: Exempt	XX	TX	Investment	Purchase	NA	N/A	N/A	9845207
232	XX		XX	D	A	D	A	A	A	A	A	Closed	FCOM1227	2026-06-18 13:50	2026-06-23 13:59	Resolved	1 - Information	D	A	Credit	Missing Doc	PUD Rider is Missing	Resolved-Received PUD Rider - Due Diligence Vendor-06/XX/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-06/XX/2026 Open-PUD Rider is Missing Provide Pud Rider - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-06/XX/2026	Resolved-Received PUD Rider - Due Diligence Vendor-06/23/2026	Long term residence - Long Term Residence = 3+ years Months Reserves exceed minimum required - The Borrower has 15.91 months in reserves; 6 months required.		XX	ATR/QM: Exempt	ATR/QM: Exempt	XX	TX	Investment	Purchase	NA	N/A	N/A	9825182
207	XX		XX	C	A	C	A	C	A	A	A	Closed	FCRE1510	2026-06-22 10:55	2026-06-25 12:37	Resolved	1 - Information	C	A	Credit	Closing	Issues exist on the Mortgage Document (Deed of Trust)	Resolved-Received complete security instrument inclusive of Riders - Due Diligence Vendor-06/XX/2026 Ready for Review-Document Uploaded. Please see attached - Seller-06/XX/2026 Open-There are Issues Present on the Mortgage Document (Deed of Trust) that must be addressed. Missing Inter Vivos Revocable Trust Rider, please provide - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. Please see attached - Seller-06/XX/2026	Resolved-Received complete security instrument inclusive of Riders - Due Diligence Vendor-06/25/2026	Qualifying DTI below maximum allowed - Required is 50.49 Borrower has 37.47 Required is 50.49 Borrower has 37.47 Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 786 Required is 660 Borrower has 786 LTV is less than guideline maximum - Required is 75 Borrower has 29.7 Required is 75 Borrower has 29.7		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XX	CA	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	9863981
207	XX	XX	C	A	C	A	C	A	A	A	Closed	finding-3634	2026-06-22 11:47	2026-06-24 13:04	Resolved	1 - Information	C	A	Compliance	TRID	Charges That Cannot Increase Test	Resolved-Received document tracking. Finding Resolved. - Due Diligence Vendor-06/XX/2026

Ready for Review-Document Uploaded. The loan went from a lender credit of $0 to a discount of $1800 due to the lock extension - attached
The discount went from $1800 to $3000 due to the lock extension - attached  - Seller-06/XX/2026

																							Open-This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $3,000.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). ----- Zero (0%) tolerance fees increased by $3000.00 Points - Loan Discount Fee without a valid COC in file. Provide a valid and timely COC for increase OR evidence of refund to borrower or principal reduction in the amount of $3000.00, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Remediation options (1) within 60 days of consummation expires 08/XX/2026 (2) within 60 days of discovery expires 08/XX/2026 remains EV2B under TILA 130(b) (3) After 60 days of discovery, no cure, Statute of Limitations - 3 Years; Expiration Date: 06/XX/2029 remains EV3C - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. The loan went from a lender credit of $0 to a discount of $1800 due to the lock extension - attached The discount went from $1800 to $3000 due to the lock extension - attached - Seller-06/XX/2026	Resolved-Received document tracking. Finding Resolved. - Due Diligence Vendor-06/24/2026	Qualifying DTI below maximum allowed - Required is 50.49 Borrower has 37.47 Required is 50.49 Borrower has 37.47 Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 786 Required is 660 Borrower has 786 LTV is less than guideline maximum - Required is 75 Borrower has 29.7 Required is 75 Borrower has 29.7		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XX	CA	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	9865604
207	XX	XX	C	A	C	A	C	A	A	A	Closed	finding-3540	2026-06-22 11:47	2026-06-24 13:04	Resolved	1 - Information	C	A	Compliance	TRID	Revised Closing Disclosure Delivery Date Test (No Waiting Period Required) Test	Resolved-Received document tracking. Finding Resolved. - Due Diligence Vendor-06/XX/2026

Ready for Review-Document Uploaded. See attached tracking  - Seller-06/XX/2026

																							Open-This loan failed the revised closing disclosure delivery date test (no waiting period required). ( 12 CFR §1026.19(f)(2)(i) )The revised closing disclosure delivery does not require a new waiting period and:The revised closing disclosure delivery date is provided and the revised closing disclosure method of delivery is marked as either"USPS First Class Mail" or "Electronic Delivery" or blank, and the revised closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the revised closing disclosure delivery date is after the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised closing disclosure receipt date is provided and the revised closing disclosure receipt date is after the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.Changes before consummation not requiring a new waiting period. Except as provided in §1026.19(f)(2)(ii), if the disclosures provided under §1026.19(f)(1)(i) become inaccurate before consummation, the creditor shall provide corrected disclosures reflecting any changed terms to the consumer so that the consumer receives the corrected disclosures at or before consummation. Notwithstanding the requirement to provide corrected disclosures at or before consummation, the creditor shall permit the consumer to inspect the disclosures provided under this paragraph, completed to set forth those items that are known to the creditor at the time of inspection, during the business day immediately preceding consummation, but the creditor may omit from inspection items related only to the seller's transaction. CD 06/XX/2026 Sequence 1 and 2 is not signed and there is no evidence of when it was provided to borrower. Statute of Limitations 3 years- Expiration date is 06/XX/2029 - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. See attached tracking - Seller-06/XX/2026	Resolved-Received document tracking. Finding Resolved. - Due Diligence Vendor-06/24/2026	Qualifying DTI below maximum allowed - Required is 50.49 Borrower has 37.47 Required is 50.49 Borrower has 37.47 Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 786 Required is 660 Borrower has 786 LTV is less than guideline maximum - Required is 75 Borrower has 29.7 Required is 75 Borrower has 29.7		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XX	CA	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	9865603
216	XX	XX	C	A	C	A	A	A	A	A	Closed	FCRE1198	2026-06-22 19:49	2026-07-17 15:35	Resolved	1 - Information	C	A	Credit	Eligibility	Audited Reserves are less than Guideline Required Reserves (Number of Months)	Resolved-Received printout reflecting account number and reflects HELOC deposit. - Due Diligence Vendor-07/XX/2026

Ready for Review-Document Uploaded. The previously provided document includes the HELOC loan number which is the same as the loan number for the xx Credit Line on the Credit Report delivered with the loan file. Please refer to the bottom of the previously provided attachment and page 3/6 of the credit report delivered with the loan file. - Seller-07/XX/2026

Counter-Confirmed the HELOC draw, however the Transaction history does not reflect which account this is for. Unable to determine which asset needs to be updated. Finding remains. - Due Diligence Vendor-07/XX/2026

Ready for Review-Document Uploaded. The previously provided document includes the HELOC loan number which is the same as the loan number for the xx Credit Line on the Credit Report delivered with the loan file. Please refer to the bottom of the previously provided attachment and page 3/6 of the credit report delivered with the loan file. - Seller-07/XX/2026

Counter-Received transaction histories condition remains,  the transaction histories provided do not include  the borrower's name, and unable to verify the  financial institution's name nor the account number (at least the last four digits).  - Due Diligence Vendor-06/XX/2026

Ready for Review-Document Uploaded. Please attached and refer to each page as one is a Debit in the amount of $93,000 and the other a Credit in the amount of $93,000. - Seller-06/XX/2026

Open-Audited Reserves of month(s) are less than Guideline Required Reserves of 6 month(s) Verified assets do not cover required reserves. - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. The previously provided document includes the HELOC loan number which is the same as the loan number for the XX Credit Line on the Credit Report delivered with the loan file. Please refer to the bottom of the previously provided attachment and page 3/6 of the credit report delivered with the loan file. - Seller-07/XX/2026
 Ready for Review-Document Uploaded. The previously provided document includes the HELOC loan number which is the same as the loan number for the XX Credit Line on the Credit Report delivered with the loan file. Please refer to the bottom of the previously provided attachment and page 3/6 of the credit report delivered with the loan file. - Seller-07/XX/2026
 Ready for Review-Document Uploaded. Please attached and refer to each page as one is a Debit in the amount of $93,000 and the other a Credit in the amount of $93,000. - Seller-06/XX/2026
																									Resolved-Received printout reflecting account number and reflects HELOC deposit. - Due Diligence Vendor-07/17/2026	DSCR =/> 1.00 and minimum is 0.85 or Less - Calculated DSCR of 1.211 which exceeds the minimum required of 0.75 Required is 0.75 Borrower has 1.211 Qualifying FICO score is at least 20 points above minimum for program - Credit report reflects FICO of 781 which exceeds the minimum of 680 Required is 680 Borrower has 781		XX	ATR/QM: Exempt	ATR/QM: Exempt	XX	MS	Investment	Purchase	NA	N/A	N/A	9878296
216	XX	XX	C	A	C	A	A	A	A	A	Closed	FCRE9501	2026-06-22 19:22	2026-07-17 15:34	Resolved	1 - Information	C	A	Credit	Assets	Total Qualified Assets Post-Close is Less than $0	Resolved-Received printout, reflecting account number, reflecting HELOC deposit. - Due Diligence Vendor-07/XX/2026
Ready for Review-Document Uploaded. The previously provided document includes the HELOC loan number which is the same as the loan number for the xx Credit Line on the Credit Report delivered with the loan file. Please refer to the bottom of the previously provided attachment and page 3/6 of the credit report delivered with the loan file. - Seller-07/XX/2026
Counter-Confirmed the HELOC draw, however the Transaction history does not reflect which account this is for. Unable to determine which asset needs to be updated. Finding remains. - Due Diligence Vendor-07/XX/2026
Ready for Review-Document Uploaded. The previously provided document includes the HELOC loan number which is the same as the loan number for the XX Line on the Credit Report delivered with the loan file. Please refer to the bottom of the previously provided attachment and page 3/6 of the credit report delivered with the loan file. - Seller-07/XX/2026
Counter-Received transaction histories condition remains,  the transaction histories provided do not include  the borrower's name, and unable to verify the  financial institution's name nor the account number (at least the last four digits).  - Due Diligence Vendor-06/XX/2026
Ready for Review-Document Uploaded. Please attached and refer to each page as one is a Debit in the amount of $93,000 and the other a Credit in the amount of $93,000. - Seller-06/XX/2026
Open-Total Qualified Assets Post-Close amount is '$-46367.98'. Assets are Insufficient. Verified assets not sufficient to close on transaction, Missing updated bank statement showing deposit from HELOC. - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. The previously provided document includes the HELOC loan number which is the same as the loan number for the XX Credit Line on the Credit Report delivered with the loan file. Please refer to the bottom of the previously provided attachment and page 3/6 of the credit report delivered with the loan file. - Seller-07/XX/2026
 Ready for Review-Document Uploaded. The previously provided document includes the HELOC loan number which is the same as the loan number for the XX Credit Line on the Credit Report delivered with the loan file. Please refer to the bottom of the previously provided attachment and page 3/6 of the credit report delivered with the loan file. - Seller-07/XX/2026
 Ready for Review-Document Uploaded. Please attached and refer to each page as one is a Debit in the amount of $93,000 and the other a Credit in the amount of $93,000. - Seller-06/XX/2026
																									Resolved-Received printout, reflecting account number, reflecting HELOC deposit. - Due Diligence Vendor-07/17/2026	DSCR =/> 1.00 and minimum is 0.85 or Less - Calculated DSCR of 1.211 which exceeds the minimum required of 0.75 Required is 0.75 Borrower has 1.211 Qualifying FICO score is at least 20 points above minimum for program - Credit report reflects FICO of 781 which exceeds the minimum of 680 Required is 680 Borrower has 781		XX	ATR/QM: Exempt	ATR/QM: Exempt	XX	MS	Investment	Purchase	NA	N/A	N/A	9877819
201	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XX	CA	Investment	Refinance	No Cash Out - Borrower Initiated
208	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XX	LA	Investment	Refinance	Cash Out - Other
241	XX		XX	C	A	C	A	A	A	A	A	Closed	FCRE1159	2026-06-24 21:32	2026-06-29 15:12	Resolved	1 - Information	C	A	Credit	Insurance	Hazard Insurance Effective Date is after the Note Date	Resolved-Received corrected final policy effective at closing. - Due Diligence Vendor-06/XX/2026 Ready for Review-Document Uploaded. The loan file contains an insurance policy effective from 06/XX/26 through 06/XX/27, which was in force at the time the subject transaction closed. Additionally, the policy number matches, confirming continuity of coverage. - Seller-06/XX/2026 Open-Hazard Insurance Effective Date of 06-12-2026 is after the Note Date of 06-XX-2026 Disbursement date was 6/XX/26. Provide HOI policy with same date as disbursement or prior. - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. The loan file contains an insurance policy effective from 06/XX/26 through 06/XX/27, which was in force at the time the subject transaction closed. Additionally, the policy number matches, confirming continuity of coverage. - Seller-06/XX/2026	Resolved-Received corrected final policy effective at closing. - Due Diligence Vendor-06/29/2026	Months Reserves exceed minimum required - 3 months required - 115.4 months reserves provided. Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 735 Long term residence - Borrower has lived at current primary residence for over 2.5 years.		XX	ATR/QM: Exempt	ATR/QM: Exempt	XX	FL	Investment	Refinance	Cash Out - Other	N/A	N/A	9927467
144	XX	XX	C	A	C	A	A	A	A	A	Closed	FCRE1509	2026-06-24 12:57	2026-07-17 14:39	Resolved	1 - Information	C	A	Credit	Closing	Issues exist on the Note Document	Resolved-Received Note with Wet signatures. - Due Diligence Vendor-07/XX/2026

Ready for Review-Document Uploaded. Attached is the complete  executed note and pre-pay addendum. - Seller-07/XX/2026

Counter-Received wet signed prepay addendum.  Please provide complete Note and all addendums reflecting wet signature  - Due Diligence Vendor-07/XX/2026

Ready for Review-Document Uploaded. Attached is the Wet Signed Note and Executed Pre-payment Addendum.  - Seller-06/XX/2026

																							Open-There are Issues Present on the Note that must be addressed. The note is electronically signed and the prepayment addendum is not executed. - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. Attached is the complete executed note and pre-pay addendum. - Seller-07/XX/2026 Ready for Review-Document Uploaded. Attached is the Wet Signed Note and Executed Pre-payment Addendum. - Seller-06/XX/2026	Resolved-Received Note with Wet signatures. - Due Diligence Vendor-07/17/2026	Months Reserves exceed minimum required - Verified assets of 69.45 months exceeds the minimum required of 0 months. Long term residence - Per 1003 brr has lived at primary for 6 years.		XX	ATR/QM: Exempt	ATR/QM: Exempt	XX	FL	Investment	Refinance	Cash Out - Other	N/A	N/A	9917252
144	XX	XX	C	A	C	A	A	A	A	A	Closed	FCRE1510	2026-06-24 13:00	2026-07-07 15:01	Resolved	1 - Information	C	A	Credit	Closing	Issues exist on the Mortgage Document (Deed of Trust)	Resolved-Received executed PUD Rider, with xx Doc ID XX same id as other documents in file completed via Remote Online Notarization. Per FNMA is acceptable if legal in state that was executed. Remote Online Notarization (RON) is fully legal in Virginia, which was the first state to allow it. - Due Diligence Vendor-07/XX/2026
Ready for Review-The finding is not supported by the loan file. Per the lender's closing requirements, only the Promissory Note and Loan Agreement are required to bear original ("wet") signatures. Accordingly, the electronically executed Deed of Trust is acceptable and does not constitute a document deficiency. In addition, the executed PUD Rider is included in the file. Therefore, both aspects of this condition have been satisfied, and we respectfully request that the finding be removed. Furthermore, the loan closed and funded with these executed documents, confirming they were accepted as meeting the lender's closing requirements. - Seller-07/XX/2026
Counter-Received PUD Rider. Missing e-signature documentation.  There are Issues Present on the Mortgage Document (Deed of Trust) that must be addressed. DOT and Riders are all e-signed, per the guidelines proof of digital signature for the borrower is required and the mortgage was notarized online, missing the two factor authentication using a combination of at least 2 of the following 1)Remote presentation of a government-issued photo ID that has a signature. 2) Credential analysis. 3) Identity-proofing (i.e., knowledge-based authentication). - Due Diligence Vendor-07/XX/2026
Ready for Review-Document Uploaded. Per closing requirements, only the Promissory Note and Loan Agreement are required to bear original ("wet") signatures. The electronically executed Deed of Trust is acceptable and is not a document deficiency.

Additionally, the executed PUD Rider is attached. Accordingly, the condition has been satisfied. - Seller-06/XX/2026
Open-There are Issues Present on the Mortgage Document (Deed of Trust) that must be addressed. Deed of Trust is Signed Electronically and PUD Rider is unexecuted. - Due Diligence Vendor-06/XX/2026	Ready for Review-The finding is not supported by the loan file. Per the lender's closing requirements, only the Promissory Note and Loan Agreement are required to bear original ("wet") signatures. Accordingly, the electronically executed Deed of Trust is acceptable and does not constitute a document deficiency. In addition, the executed PUD Rider is included in the file. Therefore, both aspects of this condition have been satisfied, and we respectfully request that the finding be removed. Furthermore, the loan closed and funded with these executed documents, confirming they were accepted as meeting the lender's closing requirements. - Seller-07/XX/2026

 Ready for Review-Document Uploaded. Per closing requirements, only the Promissory Note and Loan Agreement are required to bear original ("wet") signatures. The electronically executed Deed of Trust is acceptable and is not a document deficiency.

Additionally, the executed PUD Rider is attached. Accordingly, the condition has been satisfied. - Seller-06/XX/2026

																									Resolved-Received executed PUD Rider, with xx Doc ID d22148b9-5058-46b5-a4a8-cf5a082dac4d same id as other documents in file completed via Remote Online Notarization. Per FNMA is acceptable if legal in state that was executed. Remote Online Notarization (RON) is fully legal in Virginia, which was the first state to allow it. - Due Diligence Vendor-07/07/2026	Months Reserves exceed minimum required - Verified assets of 69.45 months exceeds the minimum required of 0 months. Long term residence - Per 1003 brr has lived at primary for 6 years.		XX	ATR/QM: Exempt	ATR/QM: Exempt	XX	FL	Investment	Refinance	Cash Out - Other	N/A	N/A	9917303
144	XX		XX	C	A	C	A	A	A	A	A	Closed	FCRE0045	2026-06-25 12:30	2026-07-01 13:15	Resolved	1 - Information	C	A	Credit	Eligibility	Foreign National/Non Perm resident alien but ACH form is not in file	Resolved-Received ACH - Due Diligence Vendor-07/XX/2026 Ready for Review-Document Uploaded. Attached is the ACH Form. No issues found. - Seller-06/XX/2026 Open-Foreign National but the ACH form is Missing from file. Missing ACH form as required for Foreign Nationals. - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. Attached is the ACH Form. No issues found. - Seller-06/XX/2026	Resolved-Received ACH - Due Diligence Vendor-07/01/2026	Months Reserves exceed minimum required - Verified assets of 69.45 months exceeds the minimum required of 0 months. Long term residence - Per 1003 brr has lived at primary for 6 years.		XX	ATR/QM: Exempt	ATR/QM: Exempt	XX	FL	Investment	Refinance	Cash Out - Other	N/A	N/A	9939399
227	XX		XX	C	A	C	A	C	A	A	A	Closed	FCRE1510	2026-06-25 09:59	2026-07-01 16:00	Resolved	1 - Information	C	A	Credit	Closing	Issues exist on the Mortgage Document (Deed of Trust)	Resolved-Received complete security instrument inclusive of legal description. - Due Diligence Vendor-07/XX/2026 Ready for Review-Document Uploaded. see the attached document. - Seller-06/XX/2026 Open-There are Issues Present on the Mortgage Document (Deed of Trust) that must be addressed. Legal Description addendum is missing from the DOT. - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. see the attached document. - Seller-06/XX/2026	Resolved-Received complete security instrument inclusive of legal description. - Due Diligence Vendor-07/01/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 22.12 Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 751		XX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XX	CA	Second Home	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	9934917
227	XX	XX	C	A	C	A	C	A	A	A	Closed	finding-3617	2026-06-25 10:38	2026-07-01 08:07	Resolved	1 - Information	C	A	Compliance	TRID	TRID Initial Closing Disclosure Date and Funding Date Validation Test	Resolved-Received PCCD 06/XX/2026. Finding Resolved. - Due Diligence Vendor-07/XX/2026

Ready for Review-Document Uploaded. See attached - Seller-06/XX/2026

																							Open-This loan failed the TRID closing disclosure date and funding date validation test.This loan contains a closing disclosure receipt date (or closing disclosure delivery date if receipt date was not provided) that is after the funding date. Please review the loan data to ensure the dates are in the correct fields. -----Final CD shows disbursement date of 06/XX/2026, but closing date is 06/XX/2026. Provide evidence the loan did not disburse prior to closing. - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. See attached - Seller-06/XX/2026	Resolved-Received PCCD 06/30/2026. Finding Resolved. - Due Diligence Vendor-07/01/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 22.12 Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 751		XX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XX	CA	Second Home	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	9935741
180	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XX	FL	Investment	Purchase	NA
244	XX		XX	C	A	C	A	A	A	A	A	Closed	FCRE1118	2026-06-29 14:56	2026-07-01 12:52	Resolved	1 - Information	C	A	Credit	Closing	Borrower 1 Deed of Trust Signature does not match Note	Resolved-Upon further review, B1 is non occupant/owner co-signer. No further documentation is required. - Due Diligence Vendor-07/01/2026 Ready for Review-As noted on the 1008 by the UW, "B1 xx non title or insured reference Fannie B7-3-08 & B2-2-01/B2-2-04". B1 is a co-signor not a co-mortgagee; therefore, does not need to sign the DOT, only the NOTE. - Seller-06/29/2026 Open-Borrower 1 Signature does not match Note Missing B1 signature on DOT. Only B2 signature is on DOT. - Due Diligence Vendor-06/29/2026	Ready for Review-As noted on the 1008 by the UW, "B1 XX non title or insured reference Fannie B7-3-08 & B2-2-01/B2-2-04". B1 is a co-signor not a co-mortgagee; therefore, does not need to sign the DOT, only the NOTE. - Seller-06/XX/2026	Resolved-Upon further review, B1 is non occupant/owner co-signer. No further documentation is required. - Due Diligence Vendor-07/01/2026	LTV is less than guideline maximum - Required is 80 Borrower has 66.11 Months Reserves exceed minimum required - Min 12, actual 29.09			QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XX	MA	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	9985072